UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5857

CMG Funds Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	7/31/06

Date of reporting period:	10/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
October 31, 2005 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 27.6%
BASIC MATERIALS – 0.6%
Forest Products & Paper – 0.2%
International Paper Co.
	4.250% 01/15/09	175,000	169,019
	Forest Products & Paper Total		169,019
Metals & Mining – 0.4%
Alcan, Inc.
	4.500% 05/15/13	325,000	307,801
	Metals & Mining Total		307,801
	BASIC MATERIALS TOTAL		476,820
COMMUNICATIONS – 3.1%
Media – 1.0%
Jones Intercable, Inc.
	7.625% 04/15/08	375,000	396,341
Time Warner, Inc.
	6.625% 05/15/29	325,000	327,984
	Media Total		724,325
Telecommunication Services– 2.1%
Deutsche Telekom International Finance
	8.500% 06/15/10	325,000	362,287
Sprint Capital Corp.
	6.875% 11/15/28	200,000	213,678
Verizon Global Funding Corp.
	7.250% 12/01/10	500,000	541,600
Vodafone Group PLC
	7.750% 02/15/10	375,000	412,680
	Telecommunication Services Total		1,530,245
	COMMUNICATIONS TOTAL		2,254,570
CONSUMER CYCLICAL– 1.3%
Auto Manufacturers – 0.2%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	150,000	175,292
	Auto Manufacturers Total		175,292
Retail– 1.1%
Lowe’s Companies, Inc.
	6.500% 03/15/29	175,000	193,478
Wal-Mart Stores, Inc.
	4.000% 01/15/10	600,000	579,570
		Retail Total	773,048

1

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
	CONSUMER CYCLICAL TOTAL			948,340
CONSUMER NON-CYCLICAL– 2.7%
Beverages – 0.4%
Anheuser-Busch Companies, Inc.
	5.750% 04/01/10		50,000	51,534
Diageo Capital PLC
	3.375% 03/20/08		250,000	241,235
			Beverages Total	292,769
Food – 1.0%
General Mills, Inc.
	2.625% 10/24/06		400,000	391,804
Kroger Co.
	6.200% 06/15/12		185,000	188,062
Safeway, Inc.
	4.950% 08/16/10		170,000	164,259
			Food Total	744,125
Healthcare Products – 0.3%
Baxter FinCo BV
	4.750% 10/15/10	(a)	275,000	268,994
	Healthcare Products Total			268,994
Healthcare Services – 0.7%
UnitedHealth Group, Inc.
	3.375% 08/15/07		400,000	390,328
WellPoint, Inc.
	6.800% 08/01/12		100,000	108,977
	Healthcare Services Total			499,305
Household Products/Wares– 0.3%
Fortune Brands, Inc.
	2.875% 12/01/06		225,000	220,955
	Household Products/Wares Total			220,955
	CONSUMER NON-CYCLICAL TOTAL			2,026,148
ENERGY – 1.6%
Oil & Gas – 1.1%
ChevronTexaco Capital Co.
	3.500% 09/17/07		200,000	195,944

2

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY– (continued)
Oil & Gas– (continued)
Devon Energy Corp.
	7.950% 04/15/32		175,000	218,379
Marathon Oil Corp.
	6.800% 03/15/32		350,000	393,470
			Oil & Gas Total	807,793
Pipelines – 0.5%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33		350,000	395,203
			Pipelines Total	395,203
			ENERGY TOTAL	1,202,996
FINANCIALS – 11.3%
Banks – 2.3%
U.S. Bank NA
	6.375% 08/01/11		275,000	293,010
Wachovia Corp.
	4.875% 02/15/14		700,000	682,822
Wells Fargo & Co.
	3.874% 03/10/08	(b)	730,000	729,810
			Banks Total	1,705,642
Diversified Financial Services – 6.8%
American Express Credit Corp.
	3.000% 05/16/08		300,000	286,821
American General Finance Corp.
	5.375% 09/01/09		50,000	50,425
Bear Stearns Companies, Inc.
	6.500% 05/01/06		200,000	201,902
Capital One Financial Corp.
	5.500% 06/01/15		210,000	205,819
Caterpillar Financial Services Corp.
	3.625% 11/15/07		350,000	342,296
CIT Group, Inc.
	4.125% 02/21/06		150,000	149,851

3

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.
	5.000% 09/15/14		430,000	422,346
Countrywide Home Loans, Inc.
	2.875% 02/15/07		425,000	414,286
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10		375,000	370,564
Goldman Sachs Group, Inc.
	6.345% 02/15/34		325,000	329,134
Household Finance Corp.
	6.400% 06/17/08		455,000	471,212
JPMorgan Chase Capital XV
	5.875% 03/15/35		625,000	592,975
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08		225,000	220,815
Merrill Lynch & Co., Inc.
	4.125% 01/15/09		400,000	389,336
Morgan Stanley
	4.750% 04/01/14		200,000	189,060
SLM Corp.
	5.125% 08/27/12		425,000	423,028
	Diversified Financial Services Total			5,059,870
Insurance – 1.3%
Allstate Financial Global Funding II
	2.625% 10/22/06	(a)	150,000	146,409
American International Group, Inc.
	2.875% 05/15/08		625,000	594,300
Genworth Financial, Inc.
	4.750% 06/15/09		200,000	197,992
			Insurance Total	938,701
Real Estate Investment Trusts– 0.4%
Health Care Property Investors, Inc.
	6.450% 06/25/12		300,000	312,183
	Real Estate Investment Trusts Total			312,183

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.5%
Washington Mutual, Inc.
	4.200% 01/15/10	400,000	386,144
	Savings & Loans Total		386,144
	FINANCIALS TOTAL		8,402,540
INDUSTRIALS– 4.5%
Aerospace & Defense– 0.9%
Lockheed Martin Corp.
	8.500% 12/01/29	160,000	216,765
Raytheon Co.
	8.300% 03/01/10	300,000	336,018
United Technologies Corp.
	7.125% 11/15/10	100,000	109,418
	Aerospace & Defense Total		662,201
Auto Manufacturers – 0.6%
Ford Motor Credit Co.
	7.375% 10/28/09	465,000	441,690
	Auto Manufacturers Total		441,690
Environmental Control – 0.5%
Waste Management, Inc.
	7.375% 08/01/10	325,000	351,858
	Environmental Control Total		351,858
Machinery – 0.5%
John Deere Capital Corp.
	4.625% 04/15/09	375,000	370,523
		Machinery Total	370,523
Miscellaneous Manufacturing – 1.0%
General Electric Co.
	5.000% 02/01/13	750,000	744,427
	Miscellaneous Manufacturing Total		744,427
Transportation – 1.0%
Canadian National Railway Co.
	7.195% 01/02/16	74,295	84,924
CSX Corp.
	6.750% 03/15/11	275,000	294,550
Union Pacific Corp.
	3.875% 02/15/09	385,000	371,498
	Transportation Total		750,972
	INDUSTRIALS TOTAL		3,321,670

5

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.4%
Computers – 0.4%
International Business Machines Corp.
	6.220% 08/01/27	(c)	250,000	267,359
	Computers Total			267,359
	TECHNOLOGY TOTAL			267,359
UTILITIES– 2.1%
Electric– 2.0%
CenterPoint Energy Houston
	5.750% 01/15/14		350,000	356,541
Exelon Generation Co.
	6.950% 06/15/11		325,000	349,011
Scottish Power PLC
	4.910% 03/15/10		400,000	396,180
Virginia Electric & Power Co.
	5.375% 02/01/07		350,000	351,904
			Electric Total	1,453,636
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09		100,000	98,072
			Gas Total	98,072
	UTILITIES TOTAL			1,551,708
	Total Corporate Fixed-Income Bonds & Notes (cost of $20,782,276)			20,452,151
Mortgage-Backed Securities – 24.4%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18		313,430	289,010
	4.000% 07/01/19		279,741	264,685
	5.000% 01/01/19		745,621	736,057
	5.000% 04/01/19		185,490	183,111
	5.000% 07/01/19		1,584,796	1,563,919
	5.000% 06/01/20		1,708,810	1,686,222
	5.000% 07/01/20		2,274,151	2,244,089
	5.500% 11/01/17		119,243	120,055
	5.500% 03/01/18		101,459	102,151
	5.500% 08/01/35		1,180,652	1,165,822
	6.000% 05/01/17		174,450	178,274

6

			Par($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
	5.000% 02/01/20		524,291	517,360
	5.000% 04/01/20		2,572,755	2,538,746
	5.000% 06/01/20		918,202	906,064
	TBA,
	5.500% 11/14/35	(c)	3,522,000	3,473,572
Freddie Mac Gold Pool
	5.500% 08/01/35		1,808,843	1,786,166
	TBA,
	5.500% 11/14/35	(c)	293,293	289,444
Government National Mortgage Association
	7.000% 01/15/32		12,294	12,924
	7.000% 03/15/32		42,088	44,244
	MORTGAGE - BACKED SECURITIES TOTAL			18,101,915
	Total Mortgage-Backed Securities (cost of $18,413,732)			18,101,915
Collateralized Mortgage Obligations – 23.9%
AGENCY – 15.4%
Federal Home Loan Mortgage Corp.
	4.000% 07/15/14		1,020,000	1,001,004
	4.000% 09/15/15		860,000	832,098
	4.000% 10/15/18		1,150,000	1,055,074
	4.000% 10/15/26		925,000	904,017
	4.500% 03/15/18		1,580,000	1,538,624
	4.500% 10/15/18		220,000	217,145
	4.500% 02/15/27		900,000	879,783
	4.500% 08/15/28		1,030,000	991,720
	6.500% 10/15/23		100,000	104,132
Federal National Mortgage Association
	4.500% 11/25/14		900,000	884,251
	5.000% 01/25/31		2,000,000	1,942,708
	6.500% 07/25/30		11,858	11,871
Government National Mortgage Association
	4.500% 04/16/28		1,000,000	981,305
			AGENCY TOTAL	11,343,732
NON – AGENCY – 8.7%
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34		330,543	323,512
Countrywide Alternative Loan Trust
	4.438% 03/25/34	(b)	206,830	206,669
	5.250% 03/25/35		1,094,471	1,073,840
	5.250% 08/25/35		941,143	939,016
	5.500% 10/25/35		830,996	831,486

7

			Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON – AGENCY – (continued)
Countrywide Home Loans Mortgage Pass Through Trust
	4.597% 12/19/33	(b)	265,189	254,693
Residential Funding Mortgage Securities I, Inc.
	4.438% 07/25/18	(b)	382,381	382,920
Structured Asset Securities Corp.
	5.500% 07/25/33		1,214,619	1,212,024
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35		1,200,000	1,200,792
	NON - AGENCY TOTAL			6,424,952
	Total Collateralized Mortgage Obligations (cost of $18,149,905)			17,768,684
Government Agencies & Obligations – 18.0%
FOREIGN GOVERNMENT OBLIGATIONS– 1.8%
Province of Ontario
	3.500% 09/17/07		350,000	342,472
Province of Quebec
	6.500% 01/17/06		275,000	276,185
Republic of Italy
	2.500% 03/31/06		300,000	297,579
United Mexican States
	7.500% 04/08/33		355,000	402,037
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,318,273
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 16.2%
Federal Home Loan Bank
	3.000% 05/15/06(d)		100,000	99,251
	4.375% 09/11/09		1,210,000	1,195,164
U.S. Treasury Bonds
	6.250% 08/15/23		5,435,000	6,343,026
	7.250% 05/15/16		1,790,000	2,172,333

8

			Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.875% 01/15/09		2,071,433	2,216,918
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			12,026,692
	Total Government Agencies & Obligations (cost of $13,539,669)			13,344,965
Asset-Backed Securities – 2.7%
ABFS Mortgage Loan Trust
	4.428% 12/15/33		251,538	245,204
AmeriCredit Automobile Receivables Trust
	3.220% 07/06/08		1,575,000	1,564,573
IMC Home Equity Loan Trust
	7.310% 11/20/28		65,885	65,838
	7.520% 08/20/28		34,617	34,565
New Century Home Equity Loan Trust
	7.320% 07/25/29		3,551	3,560
Wilshire Mortgage Loan Trust
	7.255% 05/25/28		76,831	76,594
	Total Asset-Backed Securities (cost of $2,012,004)			1,990,334
Commercial Mortgage-Backed Securities– 2.3%
Asset Securitization Corp.
	7.400% 10/13/26		523,800	534,559
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37		500,000	488,360
LB-UBS Commercial Mortgage Trust
	5.103% 11/15/30	(c)	600,000	602,996
Nationslink Funding Corp.
	6.888% 11/10/30		90,000	92,549
	COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL			1,718,464
	Total Commercial Mortgage-Backed Securities (cost of $1,746,326)			1,718,464
Short-Term Obligation – 1.5%

Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 02/15/15, market value of $1,132,400. (repurchase proceeds $1,110,119)

			1,110,000	1,110,000

9

Total Short-Term Obligation (cost of $1,110,000)	1,110,000

Total Investments – 100.4% (cost of $75,753,912)(e)(f)	74,486,513

Other Assets & Liabilities, Net – (0.4)%	(317,897)

Net Assets – 100.0%	74,168,616

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities, which are not illiquid, amounted to $415,403, which represents 0.6% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(c)	Security purchased on a delayed delivery basis.

(d)	Security pledged as collateral for open future contracts.

(e)	Cost for federal income tax purposes is $75,909,062.

(f)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$183,273	$(1,605,822)	$(1,422,549)

At October 31, 2005, the Trust held the following open short future contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2 Year Treasury Note	15	$3,078,047	$3,104,063	Dec-2005	$26,016

10

Acronym	Name
TBA	To Be Announced

11

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 10.7%
Automobiles – 1.2%
	Harley-Davidson, Inc.	21,200	1,050,036
		Automobiles Total	1,050,036
Distributors – 0.1%
	Genuine Parts Co.	2,300	102,051
		Distributors Total	102,051
Hotels, Restaurants & Leisure – 1.8%
	Darden Restaurants, Inc.	14,100	457,122
	Hilton Hotels Corp.	3,900	75,855
	International Game Technology	3,700	98,013
	McDonald’s Corp.	30,100	951,160
	Starwood Hotels & Resorts Worldwide, Inc.	400	23,372
	Hotels, Restaurants & Leisure Total		1,605,522
Household Durables – 0.1%
	Pulte Homes, Inc.	1,100	41,569
	Stanley Works	400	19,172
	Household Durables Total		60,741
Internet & Catalog Retail – 0.2%
	eBay, Inc. (a)	4,400	174,240
	Internet & Catalog Retail Total		174,240
Leisure Equipment & Products – 0.1%
	Hasbro, Inc.	4,900	92,316
	Leisure Equipment & Products Total		92,316
Media – 3.0%
	Comcast Corp., Class A (a)	7,000	194,810
	Liberty Media Corp., Class A (a)	9,900	78,903
	McGraw-Hill Companies, Inc.	11,900	582,386
	Time Warner, Inc.	60,600	1,080,498
	Viacom, Inc., Class B	16,900	523,393
	Walt Disney Co.	4,400	107,228
		Media Total	2,567,218
Multiline Retail – 0.5%
	Dillard’s, Inc., Class A	7,400	153,254
	Federated Department Stores, Inc.	3,800	233,206
	Multiline Retail Total		386,460
Specialty Retail – 3.2%
	Autonation, Inc. (a)	43,000	854,840
	AutoZone, Inc. (a)	2,500	202,250
	Barnes & Noble, Inc.	6,900	249,504

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Gap, Inc.	5,100	88,128
	Home Depot, Inc.	29,300	1,202,472
	Limited Brands, Inc.	8,300	166,083
	Lowe’s Companies, Inc.	600	36,462
	Specialty Retail Total		2,799,739
Textiles, Apparel & Luxury Goods – 0.5%
	NIKE, Inc., Class B	4,400	369,820
	V.F. Corp.	1,800	94,050
	Textiles, Apparel & Luxury Goods Total		463,870
	CONSUMER DISCRETIONARY TOTAL		9,302,193
CONSUMER STAPLES – 9.6%
Beverages – 1.9%
	Coca-Cola Co.	28,200	1,206,396
	PepsiCo, Inc.	7,000	413,560
		Beverages Total	1,619,956
Food & Staples Retailing – 1.8%
	Safeway, Inc.	8,600	200,036
	SUPERVALU, Inc.	3,700	116,291
	Wal-Mart Stores, Inc.	26,800	1,267,908
	Food & Staples Retailing Total		1,584,235
Food Products – 2.2%
	Archer-Daniels-Midland Co.	35,300	860,261
	H.J. Heinz Co.	14,700	521,850
	Kellogg Co.	2,300	101,591
	Tyson Foods, Inc., Class A	23,200	412,960
	Food Products Total		1,896,662
Household Products – 2.3%
	Clorox Co.	3,800	205,656
	Colgate-Palmolive Co.	2,200	116,512
	Kimberly-Clark Corp.	1,700	96,628
	Procter & Gamble Co.	29,000	1,623,710
	Household Products Total		2,042,506
Personal Products – 0.0%
	Avon Products, Inc.	300	8,097
	Personal Products Total		8,097
Tobacco – 1.4%
	Altria Group, Inc.	10,300	773,015

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc.	5,300	450,500
	Tobacco Total		1,223,515
	CONSUMER STAPLES TOTAL		8,374,971
ENERGY – 9.4%
Energy Equipment & Services – 1.1%
	Baker Hughes, Inc.	2,000	109,920
	Schlumberger Ltd.	8,900	807,853
	Transocean, Inc. (a)	1,700	97,733
	Energy Equipment & Services Total		1,015,506
Oil, Gas & Consumable Fuels – 8.3%
	Amerada Hess Corp.	3,700	462,870
	Apache Corp.	2,300	146,809
	Burlington Resources, Inc.	5,300	382,766
	Chevron Corp.	23,100	1,318,317
	ConocoPhillips	10,100	660,338
	Exxon Mobil Corp.	57,700	3,239,278
	Kerr-McGee Corp.	900	76,536
	Marathon Oil Corp.	4,300	258,688
	Sunoco, Inc.	3,300	245,850
	Valero Energy Corp.	4,000	420,960
	Oil, Gas & Consumable Fuels Total		7,212,412
	ENERGY TOTAL		8,227,918
FINANCIALS – 20.7%
Capital Markets – 4.0%
	Ameriprise Financial, Inc. (a)	1,100	40,942
	Bank of New York Co., Inc.	12,600	394,254
	Charles Schwab Corp.	800	12,160
	E*TRADE Financial Corp. (a)	4,500	83,475
	Federated Investors, Inc., Class B	7,400	259,074
	Franklin Resources, Inc.	7,800	689,286
	Mellon Financial Corp.	5,000	158,450
	Merrill Lynch & Co., Inc.	3,600	233,064
	Morgan Stanley	10,200	554,982
	Northern Trust Corp.	9,400	503,840
	State Street Corp.	8,100	447,363
	T. Rowe Price Group, Inc.	2,000	131,040
	Capital Markets Total		3,507,930
Commercial Banks – 3.0%
	BB&T Corp.	2,400	101,616

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Commerce Bancorp, Inc.	7,900	240,713
	KeyCorp	2,900	93,496
	M&T Bank Corp.	1,000	107,580
	National City Corp.	4,500	145,035
	North Fork Bancorporation, Inc.	3,700	93,758
	U.S. Bancorp	22,800	674,424
	UnionBanCal Corp.	3,300	225,984
	Wachovia Corp.	9,300	469,836
	Wells Fargo & Co.	7,100	427,420
	Commercial Banks Total		2,579,862
Consumer Finance – 1.3%
	American Express Co.	5,300	263,781
	Capital One Financial Corp.	8,000	610,800
	MBNA Corp.	8,900	227,573
	Consumer Finance Total		1,102,154
Diversified Financial Services – 3.8%
	Citigroup, Inc.	33,400	1,529,052
	JPMorgan Chase & Co.	30,700	1,124,234
	Principal Financial Group, Inc.	13,600	674,968
	Diversified Financial Services Total		3,328,254
Insurance – 7.3%
	ACE Ltd.	2,400	125,040
	AFLAC, Inc.	5,600	267,568
	Allstate Corp.	13,200	696,828
	American International Group, Inc.	21,000	1,360,800
	Aon Corp.	5,000	169,250
	Chubb Corp.	6,800	632,196
	First American Corp.	5,700	249,774
	Hartford Financial Services Group, Inc.	6,900	550,275
	Lincoln National Corp.	4,300	217,623
	MBIA, Inc.	3,700	215,488
	MetLife, Inc.	6,800	335,988
	Prudential Financial, Inc.	11,300	822,527
	SAFECO Corp.	9,100	506,870
	St. Paul Travelers Companies, Inc.	3,600	162,108
	XL Capital Ltd., Class A	1,300	83,278
		Insurance Total	6,395,613

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – 0.2%
	Public Storage, Inc., REIT	2,200	145,640
		Real Estate Total	145,640
Thrifts & Mortgage Finance – 1.1%
	Countrywide Financial Corp.	16,400	521,028
	Fannie Mae	4,200	199,584
	Freddie Mac	2,300	141,105
	Washington Mutual, Inc.	2,300	91,080
	Thrifts & Mortgage Finance Total		952,797
	FINANCIALS TOTAL		18,012,250
HEALTH CARE – 13.2%
Biotechnology – 1.5%
	Amgen, Inc. (a)	13,000	984,880
	Gilead Sciences, Inc. (a)	7,800	368,550
	Biotechnology Total		1,353,430
Health Care Equipment & Supplies – 1.7%
	Becton, Dickinson & Co.	1,700	86,275
	Boston Scientific Corp. (a)	16,400	411,968
	Hospira, Inc. (a)	2,400	95,640
	Medtronic, Inc.	15,600	883,896
	Health Care Equipment & Supplies Total		1,477,779
Health Care Providers & Services – 3.9%
	Aetna, Inc.	300	26,568
	AmerisourceBergen Corp.	3,300	251,691
	Cardinal Health, Inc.	11,000	687,610
	Caremark Rx, Inc. (a)	8,600	450,640
	CIGNA Corp.	1,200	139,044
	Express Scripts, Inc. (a)	1,800	135,738
	HCA, Inc.	3,500	168,665
	Humana, Inc. (a)	2,600	115,414
	McKesson Corp.	6,100	277,123
	Medco Health Solutions, Inc. (a)	1,300	73,450
	UnitedHealth Group, Inc.	17,200	995,708
	WellPoint, Inc. (a)	1,100	82,148
	Health Care Providers & Services Total		3,403,799
Pharmaceuticals – 6.1%
	Abbott Laboratories	11,400	490,770
	Allergan, Inc.	1,000	89,300
	Bristol-Myers Squibb Co.	3,600	76,212
	Forest Laboratories, Inc. (a)	600	22,746
	Johnson & Johnson	29,100	1,822,242

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Merck & Co., Inc.	24,100	680,102
	Pfizer, Inc.	75,200	1,634,848
	Wyeth	10,400	463,424
	Pharmaceuticals Total		5,279,644
	HEALTH CARE TOTAL		11,514,652
INDUSTRIALS – 10.8%
Aerospace & Defense – 3.2%
	Boeing Co.	13,000	840,320
	General Dynamics Corp.	3,600	418,680
	Lockheed Martin Corp.	6,500	393,640
	Northrop Grumman Corp.	2,200	118,030
	Raytheon Co.	7,300	269,735
	United Technologies Corp.	15,300	784,584
	Aerospace & Defense Total		2,824,989
Air Freight & Logistics – 1.0%
	FedEx Corp.	1,200	110,316
	United Parcel Service, Inc., Class B	10,200	743,988
	Air Freight & Logistics Total		854,304
Building Products – 0.1%
	Masco Corp.	3,400	96,900
	Building Products Total		96,900
Commercial Services & Supplies – 1.3%
	Cendant Corp.	36,200	630,604
	Equifax, Inc.	3,700	127,539
	Monster Worldwide, Inc. (a)	4,000	131,240
	R.R. Donnelley & Sons Co.	2,700	94,554
	Waste Management, Inc.	3,500	103,285
	Commercial Services & Supplies Total		1,087,222
Electrical Equipment – 0.2%
	Rockwell Automation, Inc.	2,800	148,820
	Electrical Equipment Total		148,820
Industrial Conglomerates – 3.8%
	3M Co.	12,000	911,760
	General Electric Co.	62,500	2,119,375
	Textron, Inc.	1,200	86,448
	Tyco International Ltd.	8,200	216,398
	Industrial Conglomerates Total		3,333,981

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.9%
	Cummins, Inc.	500	42,685
	Eaton Corp.	5,300	311,799
	Illinois Tool Works, Inc.	2,400	203,424
	Ingersoll-Rand Co., Ltd., Class A	2,400	90,696
	Parker Hannifin Corp.	1,600	100,288
		Machinery Total	748,892
Road & Rail – 0.2%
	CSX Corp.	1,700	77,877
	Norfolk Southern Corp.	2,200	88,440
		Road & Rail Total	166,317
Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	1,600	107,168
	Trading Companies & Distributors Total		107,168
	INDUSTRIALS TOTAL		9,368,593
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 2.9%
	Cisco Systems, Inc. (a)	111,600	1,947,420
	Motorola, Inc.	9,400	208,304
	QUALCOMM, Inc.	10,100	401,576
	Communications Equipment Total		2,557,300
Computers & Peripherals – 3.6%
	Apple Computer, Inc. (a)	3,600	207,324
	Dell, Inc. (a)	19,900	634,412
	EMC Corp. (a)	13,500	188,460
	Hewlett-Packard Co.	33,500	939,340
	International Business Machines Corp.	13,900	1,138,132
	Computers & Peripherals Total		3,107,668
Electronic Equipment & Instruments – 0.2%
	Jabil Circuit, Inc. (a)	4,500	134,325
	Electronic Equipment & Instruments Total		134,325
Internet Software & Services – 0.1%
	Yahoo!, Inc. (a)	2,000	73,940
	Internet Software & Services Total		73,940
IT Services – 0.7%
	Computer Sciences Corp. (a)	10,000	512,500
	Fiserv, Inc. (a)	2,100	91,728
		IT Services Total	604,228
Semiconductors & Semiconductor Equipment – 4.1%
	Broadcom Corp., Class A (a)	2,500	106,150

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Freescale Semiconductor, Inc., Class B (a)	6,200	148,056
	Intel Corp.	92,100	2,164,350
	Linear Technology Corp.	14,300	474,903
	Texas Instruments, Inc.	24,900	710,895
	Semiconductors & Semiconductor Equipment Total		3,604,354
Software – 3.5%
	Adobe Systems, Inc.	8,200	264,450
	Autodesk, Inc.	3,800	171,494
	Citrix Systems, Inc. (a)	4,800	132,336
	Computer Associates International, Inc.	4,800	134,256
	Microsoft Corp.	70,500	1,811,850
	Oracle Corp. (a)	34,500	437,460
	Symantec Corp. (a)	4,900	116,865
		Software Total	3,068,711
	INFORMATION TECHNOLOGY TOTAL		13,150,526
MATERIALS – 3.0%
Chemicals – 0.9%
	Dow Chemical Co.	2,100	96,306
	Eastman Chemical Co.	2,400	126,624
	Monsanto Co.	7,800	491,478
	PPG Industries, Inc.	1,500	89,955
		Chemicals Total	804,363
Metals & Mining – 1.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	11,300	558,446
	Nucor Corp.	1,100	65,835
	Phelps Dodge Corp.	5,100	614,397
	United States Steel Corp.	1,500	54,795
	Metals & Mining Total		1,293,473
Paper & Forest Products – 0.6%
	Georgia-Pacific Corp.	15,200	494,456
	Weyerhaeuser Co.	100	6,334
	Paper & Forest Products Total		500,790
	MATERIALS TOTAL		2,598,626
TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 2.1%
	AT&T Corp.	6,300	124,614

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	BellSouth Corp.	26,400	686,928
	SBC Communications, Inc.	19,300	460,305
	Verizon Communications, Inc.	18,900	595,539
	Diversified Telecommunication Services Total		1,867,386
Wireless Telecommunication Services – 0.8%
	ALLTEL Corp.	1,800	111,348
	Sprint Nextel Corp.	25,300	589,743
	Wireless Telecommunication Services Total		701,091
	TELECOMMUNICATION SERVICES TOTAL		2,568,477
UTILITIES – 3.5%
Electric Utilities – 1.0%
	American Electric Power Co., Inc.	15,100	573,196
	FirstEnergy Corp.	5,800	275,500
	Electric Utilities Total		848,696
Independent Power Producers & Energy Traders – 1.7%
	Constellation Energy Group, Inc.	8,800	482,240
	Duke Energy Corp.	23,400	619,632
	TXU Corp.	4,000	403,000
	Independent Power Producers & Energy Traders Total		1,504,872
Multi - Utilities – 0.8%
	CenterPoint Energy, Inc.	20,100	266,124
	Dominion Resources, Inc.	1,400	106,512
	PG&E Corp.	9,800	356,524
	Multi - Utilities Total		729,160
	UTILITIES TOTAL		3,082,728
	Total Common Stocks (cost of $76,246,133)		86,200,934

		Par ($)
Short-Term Obligations – 1.0%
U.S. GOVERNMENT OBLIGATION – 0.2%
Government & Agency Discount Note – 0.2%
U.S. Treasury Bill
	3.570% 12/15/05(b)(c)	150,000	149,152
	Government & Agency Discount Note Total		149,152

9

		Par ($)	Value ($)
Short-Term Obligations – (continued)
REPURCHASE AGREEMENT – 0.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 11/15/28, market value of $747,821. (repurchase proceeds $729,078)	729,000	729,000

	Total Short-Term Obligations (cost of $878,152)		878,152

	Total Investments – 99.9% (cost of $77,124,285)(d)(e)		87,079,086

	Other Assets & Liabilities, Net – 0.1%		60,374

	Net Assets – 100.0%		87,139,460

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	The rate shown represents the annualized yield at the date of purchase.

(c)	Security pledged as collateral for open futures contracts.

(d)	Cost for federal income tax purposes is $77,124,285.

(e)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,474,084	$(2,519,283)	$9,954,801

At October 31, 2005, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	3	$907,350	$886,774	Dec-2005	$20,576

Acronym	Name

REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes– 97.3%
BASIC MATERIALS– 5.0%
Chemicals– 3.1%
Chemicals-Diversified– 1.2%
EquiStar Chemicals LP
	10.125% 09/01/08	950,000	1,026,000
	10.625% 05/01/11	585,000	640,575
NOVA Chemicals Corp.
	6.500% 01/15/12	760,000	729,600
	7.561% 11/15/13(a)(b)	475,000	479,750
			2,875,925
Chemicals-Specialty– 0.6%
Nalco Co.
	7.750% 11/15/11	1,385,000	1,416,163
			1,416,163
Industrial-Gases– 1.3%
Airgas, Inc.
	6.250% 07/15/14	155,000	155,000
	9.125% 10/01/11	2,570,000	2,743,475
			2,898,475
	Chemicals Total		7,190,563
Forest Products & Paper– 1.0%
Paper & Related Products– 1.0%
Boise Cascade LLC
	7.125% 10/15/14	2,660,000	2,347,450
			2,347,450
	Forest Products & Paper Total		2,347,450
Iron/Steel– 0.9%
Steel-Producers– 0.9%
Russel Metals, Inc.
	6.375% 03/01/14	1,260,000	1,215,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel– (continued)
Steel-Producers– (continued)
United States Steel Corp.
	9.750% 05/15/10	750,000	815,625
			2,031,525
	Iron/Steel Total		2,031,525
	BASIC MATERIALS TOTAL		11,569,538
COMMUNICATIONS– 11.3%
Media– 8.5%
Cable TV– 2.8%
DirecTV Holdings LLC
	6.375% 06/15/15(a)	575,000	560,625
	8.375% 03/15/13	2,409,000	2,619,788
EchoStar DBS Corp.
	6.625% 10/01/14	1,270,000	1,238,250
Rogers Cable, Inc.
	7.875% 05/01/12	1,880,000	1,988,100
			6,406,763
Multimedia– 3.0%
Emmis Operating Co.
	6.875% 05/15/12	1,495,000	1,476,312
Lamar Media Corp.
	7.250% 01/01/13	5,265,000	5,449,275
			6,925,587
Publishing-Periodicals– 2.1%
Dex Media West LLC
	5.875% 11/15/11	365,000	363,175
	9.875% 08/15/13	1,260,000	1,395,450
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(a)	2,820,000	3,179,550
			4,938,175
Television– 0.6%
LIN Television Corp.
	6.500% 05/15/13	1,350,000	1,285,875
			1,285,875
	Media Total		19,556,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services– 2.8%
Cellular Telecommunications– 1.6%
Nextel Communications, Inc.
	5.950% 03/15/14	120,000	120,281
	7.375% 08/01/15	935,000	988,903
Rogers Wireless, Inc.
	7.500% 03/15/15	850,000	907,375
	8.000% 12/15/12	1,485,000	1,566,675
			3,583,234
Telephone-Integrated – 1.2%
Citizens Communications Co.
	9.000% 08/15/31	1,150,000	1,135,625
Qwest Corp.
	8.875% 03/15/12	1,580,000	1,741,950
			2,877,575
	Telecommunication Services Total		6,460,809
	COMMUNICATIONS TOTAL		26,017,209
CONSUMER CYCLICAL– 30.1%
Auto Parts & Equipment – 0.8%
Auto/Truck Parts & Equipment-Original– 0.8%
Accuride Corp.
	8.500% 02/01/15	1,075,000	1,015,875
TRW Automotive, Inc.
	9.375% 02/15/13	750,000	808,125
			1,824,000
	Auto Parts & Equipment Total		1,824,000
Entertainment– 3.4%
Music– 0.9%
Warner Music Group
	7.375% 04/15/14	2,035,000	1,994,300
			1,994,300
Racetracks– 1.2%
Speedway Motorsports, Inc.
	6.750% 06/01/13	2,740,000	2,808,500
			2,808,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Entertainment– (continued)
Theaters– 1.3%
Cinemark USA, Inc.
	9.000% 02/01/13	2,855,000	2,969,200
			2,969,200
	Entertainment Total		7,772,000
Home Builders – 2.7%
Building-Residential/Commercial– 2.7%
Beazer Homes USA, Inc.
	6.875% 07/15/15(a)	1,350,000	1,238,625
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	875,000	820,312
	6.375% 12/15/14	750,000	686,250
	6.500% 01/15/14	1,050,000	976,500
KB Home
	7.750% 02/01/10	225,000	230,063
	8.625% 12/15/08	2,160,000	2,284,200
			6,235,950
	Home Builders Total		6,235,950
Home Furnishings– 0.6%
Home Furnishings– 0.6%
Sealy Mattress Co.
	8.250% 06/15/14	1,365,000	1,375,238
			1,375,238
	Home Furnishings Total		1,375,238
Leisure Time– 2.7%
Cruise Lines– 2.0%
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	525,000	538,125
	6.875% 12/01/13	1,300,000	1,358,500
	8.750% 02/02/11	2,530,000	2,832,082
			4,728,707
Leisure & Recreational Products– 0.7%
Leslie’s Poolmart
	7.750% 02/01/13	1,605,000	1,596,975
			1,596,975
	Leisure Time Total		6,325,682

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Lodging– 6.8%
Casino Hotels– 5.8%
Chukchansi Economic Development Authority
	8.000% 11/15/13	540,000	540,000
CCM Merger, Inc.
	8.000% 08/01/13(a)	1,240,000	1,233,800
Kerzner International Ltd.
	6.750% 10/01/15(a)	1,270,000	1,200,150
MGM Mirage
	6.000% 10/01/09	4,010,000	3,929,800
	8.500% 09/15/10	1,090,000	1,166,300
Station Casinos, Inc.
	6.500% 02/01/14	820,000	817,950
	6.875% 03/01/16	2,465,000	2,477,325
Wynn Las Vegas LLC
	6.625% 12/01/14	2,105,000	2,005,012
			13,370,337
Hotels & Motels– 1.2%
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	325,000	332,313
	7.875% 05/01/12	2,360,000	2,542,900
			2,875,213
	Lodging Total		15,705,550
Retail– 3.9%
Retail-Automobiles– 1.9%
AutoNation, Inc.
	9.000% 08/01/08	2,745,000	2,971,462
Group 1 Automotive, Inc.
	8.250% 08/15/13	1,390,000	1,320,500
			4,291,962
Retail-Convenience Store– 1.2%
Couche-Tard US
	7.500% 12/15/13	2,855,000	2,897,825
			2,897,825
Retail-Propane Distributors– 0.2%
Suburban Propane Partners LP
	6.875% 12/15/13	460,000	425,500
			425,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Retail– (continued)
Retail-Restaurants– 0.6%
Domino’s, Inc.
	8.250% 07/01/11	1,300,000	1,332,500
			1,332,500
	Retail Total		8,947,787
	CONSUMER CYCLICAL TOTAL		48,726,207
CONSUMER NON-CYCLICAL– 20.0%
Beverages– 4.0%
Beverages-Non-Alcoholic– 1.8%
Cott Beverages, Inc.
	8.000% 12/15/11	3,885,000	3,982,125
			3,982,125
Beverages-Wine/Spirits– 2.2%
Constellation Brands, Inc.
	8.000% 02/15/08	1,468,000	1,534,060
	8.125% 01/15/12	3,455,000	3,593,200
			5,127,260
	Beverages Total		9,109,385
Commercial Services– 5.3%
Commercial Services– 2.4%
Iron Mountain, Inc.
	7.750% 01/15/15	1,850,000	1,850,000
	8.625% 04/01/13	2,175,000	2,262,000
Mac-Gray Corp.
	7.625% 08/15/15(a)	1,340,000	1,350,050
			5,462,050
Funeral Services & Related Items– 0.6%
Stewart Enterprises, Inc.
	6.250% 02/15/13(a)	1,395,000	1,314,788
			1,314,788
Private Corrections– 1.8%
Corrections Corp. of America
	6.250% 03/15/13	765,000	751,612
	7.500% 05/01/11	3,330,000	3,454,875
			4,206,487

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Commercial Services– (continued)
Rental Auto/Equipment– 0.5%
United Rentals, Inc.
	7.000% 02/15/14	600,000	546,000
	7.750% 11/15/13	725,000	685,125
			1,231,125
	Commercial Services Total		12,214,450
Food– 0.6%
Food-Miscellaneous/Diversified– 0.6%
Del Monte Corp.
	6.750% 02/15/15(a)	1,325,000	1,298,500
			1,298,500
	Food Total		1,298,500
Healthcare Services– 7.3%
Medical-HMO– 1.3%
Coventry Health Care, Inc.
	5.875% 01/15/12	2,925,000	2,928,656
			2,928,656
Medical-Hospitals– 3.6%
Community Health Systems
	6.500% 12/15/12	450,000	448,875
HCA, Inc.
	6.950% 05/01/12	5,030,000	5,131,606
Triad Hospitals, Inc.
	7.000% 05/15/12	2,700,000	2,740,500
			8,320,981
Medical-Nursing Homes– 0.6%
Extendicare Health Services, Inc.
	6.875% 05/01/14	1,200,000	1,161,000
	9.500% 07/01/10	255,000	269,025
			1,430,025
Medical-Outpatient/Home Medical– 0.6%
Select Medical Corp.
	7.625% 02/01/15	1,465,000	1,369,775
			1,369,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Healthcare Services– (continued)
Medical Products– 1.2%
Fisher Scientific International, Inc.
	6.750% 08/15/14	2,730,000	2,818,725
			2,818,725
	Healthcare Services Total		16,868,162
Household Products/Wares– 1.2%
Consumer Products-Miscellaneous– 1.2%
Scotts Co.
	6.625% 11/15/13	2,680,000	2,726,900
			2,726,900
	Household Products/Wares Total		2,726,900
Pharmaceuticals– 1.6%
Medical-Generic Drugs– 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15(a)	1,020,000	1,009,800
			1,009,800
Medical-Wholesale Drug Distribution– 0.6%
AmerisourceBergen Corp.
	5.625% 09/15/12(a)	1,330,000	1,286,775
			1,286,775
Pharmacy Services– 0.6%
Omnicare, Inc.
	8.125% 03/15/11	1,365,000	1,424,719
			1,424,719
	Pharmaceuticals Total		3,721,294
	CONSUMER NON-CYCLICAL TOTAL		45,938,691
ENERGY– 16.7%
Coal– 4.1%
Coal– 4.1%
Arch Western Finance LLC
	6.750% 07/01/13	3,875,000	3,904,062
Peabody Energy Corp.
	6.875% 03/15/13	5,435,000	5,598,050
			9,502,112
	Coal Total		9,502,112

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY– (continued)
Oil & Gas– 7.0%
Oil & Gas Drilling– 0.6%
Pride International, Inc.
	7.375% 07/15/14	1,410,000	1,512,225
			1,512,225
Oil Companies-Exploration & Production– 6.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	2,960,000	2,908,200
Newfield Exploration Co.
	6.625% 09/01/14	4,080,000	4,182,000
Plains Exploration & Production Co.
	7.125% 06/15/14	2,535,000	2,642,737
Pogo Producing Co.
	6.625% 03/15/15(a)	2,025,000	2,014,875
Vintage Petroleum, Inc.
	7.875% 05/15/11	2,800,000	2,926,000
			14,673,812
	Oil & Gas Total		16,186,037
Oil & Gas Services– 3.0%
Oil-Field Services– 1.9%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	1,480,000	1,467,050
Universal Compression, Inc.
	7.250% 05/15/10	2,845,000	2,901,900
			4,368,950
Oil Field Machinery & Equipment– 1.1%
Grant Prideco, Inc.
	6.125% 08/15/15(a)	2,495,000	2,501,238
			2,501,238
	Oil & Gas Services Total		6,870,188
Pipelines– 2.6%
Pipelines– 2.6%
MarkWest Energy Partners LP
	6.875% 11/01/14(a)	1,560,000	1,505,400
Williams Companies, Inc.
	7.125% 09/01/11	1,440,000	1,492,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY– (continued)
Pipelines– (continued)
Pipelines– (continued)
	8.125% 03/15/12	2,740,000	2,955,775
			5,953,375
	Pipelines Total		5,953,375
	ENERGY TOTAL		38,511,712
FINANCIALS– 1.3%
Diversified Financial Services– 0.8%
Finance-Investment Banker/Broker– 0.6%
E*Trade Financial Corp.
	7.375% 09/15/13(a)	1,290,000	1,270,650
LaBranche & Co., Inc.
	11.000% 05/15/12	125,000	138,125
			1,408,775
	Diversified Financial Services Total		1,408,775
Real Estate Investment Trusts– 0.7%
REITs-Hotels– 0.7%
Host Marriott LP
	6.375% 03/15/15	1,515,000	1,465,762
			1,465,762
	Real Estate Investment Trusts Total		1,465,762
	FINANCIALS TOTAL		2,874,537
INDUSTRIALS– 15.8%
Aerospace & Defense– 2.4%
Aerospace/Defense - Equipment– 1.3%
Sequa Corp.
	9.000% 08/01/09	490,000	510,212
TransDigm, Inc.
	8.375% 07/15/11	2,450,000	2,554,125
			3,064,337

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS– (continued)
Aerospace & Defense– (continued)
Electronics-Military– 1.1%
L-3 Communications Corp.
	5.875% 01/15/15	480,000	457,200
	6.125% 07/15/13	260,000	254,800
	6.375% 10/15/15(a)	1,845,000	1,826,550
			2,538,550
	Aerospace & Defense Total		5,602,887
Environmental Control– 1.1%
Non-Hazardous Waste Disposal– 1.1%
Allied Waste North America, Inc.
	6.375% 04/15/11	2,725,000	2,609,187
	6.500% 11/15/10	30,000	28,950
			2,638,137
	Environmental Control Total		2,638,137
Machinery-Diversified– 1.7%
Machinery-General Industry– 1.7%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,195,000	1,224,875
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	2,590,000	2,648,275
			3,873,150
	Machinery-Diversified Total		3,873,150
Miscellaneous Manufacturing– 0.1%
Diversified Manufacturing Operators– 0.1%
Trinity Industries, Inc.
	6.500% 03/15/14	275,000	267,438
			267,438
	Miscellaneous Manufacturing Total		267,438
Packaging & Containers– 6.0%
Containers-Metal/Glass– 4.9%
Ball Corp.
	6.875% 12/15/12	3,445,000	3,500,981
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	735,000	690,900
	8.875% 02/15/09	1,115,000	1,167,963
Owens-Illinois, Inc.
	7.500% 05/15/10	1,900,000	1,873,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS– (continued)
Packaging & Containers– (continued)
Containers-Metal/Glass– (continued)
Silgan Holdings, Inc.
	6.750% 11/15/13	4,050,000	4,014,562
			11,248,281
Containers-Paper/Plastic– 1.1%
Smurfit-Stone Container Corp.
	8.375% 07/01/12	1,555,000	1,485,025
	9.750% 02/01/11	980,000	982,450
Stone Container Finance
	7.375% 07/15/14	75,000	66,563
			2,534,038
	Packaging & Containers Total		13,782,319
Transportation – 4.5%
Transportation-Marine– 3.4%
Overseas Shipholding Group
	8.250% 03/15/13	1,855,000	1,975,575
Stena AB
	7.500% 11/01/13	1,260,000	1,212,750
Teekay Shipping Corp.
	8.875% 07/15/11	4,030,000	4,574,050
			7,762,375
Transportation-Services– 1.1%
Offshore Logistics, Inc.
	6.125% 06/15/13	2,570,000	2,505,750
			2,505,750
	Transportation Total		10,268,125
	INDUSTRIALS TOTAL		36,432,056

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY– 1.3%
Semiconductors– 1.3%
Electronic Components-Semiconductors– 1.3%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	2,815,000	2,913,525
			2,913,525
	Semiconductors Total		2,913,525
	TECHNOLOGY TOTAL		2,913,525
UTILITIES– 4.8%
Electric– 4.4%
Electric-Generation– 2.7%
AES Corp.
	7.750% 03/01/14	3,035,000	3,145,019
Texas Genco LLC
	6.875% 12/15/14(a)	2,885,000	3,101,375
			6,246,394
Electric-Integrated– 1.7%
Nevada Power Co.
	5.875% 01/15/15	705,000	686,719
	6.500% 04/15/12	735,000	740,512
NorthWestern Corp.
	5.875% 11/01/14	175,000	174,344
TECO Energy, Inc.
	6.750% 05/01/15	1,280,000	1,324,800
	7.000% 05/01/12	840,000	871,500
			3,797,875
	Electric Total		10,044,269
Gas– 0.4%
Gas-Distribution– 0.4%
Colorado Interstate Gas Co.
	6.800% 11/15/15(a)	1,055,000	1,052,363
			1,052,363
	Gas Total		1,052,363
	UTILITIES TOTAL		11,096,632
	Total Corporate Fixed-Income Bonds & Notes (cost of $227,093,039)		224,080,107
Short-Term Obligation– 2.2%

Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by U.S. Treasury Bond maturing 02/15/15, market value of $5.251,600 (repurchase proceeds $5,142,550)

	Par ($)	Value ($)
	5,142,000	5,142,000

Total Short-Term Obligation (cost of $5,142,000)		5,142,000

Total Investments – 99.5% (cost of $232,235,039)(c)(d)		229,222,107

Other Assets & Liabilities, Net – 0.5%		1,051,489
Net Assets - 100.0%		230,273,596

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities, which are not illiquid, amounted to $27,424,864, which represents 11.9% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(c)	Cost for federal income tax purposes is $233,553,520.

(d)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$1,608,601	$(5,940,014)	$(4,331,413)

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks – 95.2%
CONSUMER DISCRETIONARY – 9.1%
Auto Components – 1.7%
	Compagnie Generale des Etablissements Michelin, Class B	10,200	550,416
	Continental AG	9,300	710,834
	Denso Corp.	27,900	796,175
	Auto Components Total		2,057,425
Automobiles – 2.4%
	Nissan Motor Co., Ltd.	33,800	353,250
	Renault SA	5,770	499,341
	Toyota Motor Corp.	45,500	2,112,401
	Automobiles Total		2,964,992
Hotels, Restaurants & Leisure – 0.4%
	Accor SA	9,900	494,073
	Hotels, Restaurants & Leisure Total		494,073
Household Durables – 1.8%
	Daiwa House Industry Co., Ltd.	42,000	564,032
	Matsushita Electric Industrial Co., Ltd.	49,000	899,423
	Sharp Corp.	22,000	302,378
	Sony Corp.	12,900	420,679
	Household Durables Total		2,186,512
Leisure Equipment & Products – 0.6%
	Fuji Photo Film Co., Ltd.	10,200	325,714
	Sega Sammy Holdings, Inc.	6,200	223,946
	Sega Sammy Holdings, Inc. (a)(b)	6,200	223,159
	Leisure Equipment & Products Total		772,819
Media – 1.2%
	British Sky Broadcasting Group PLC	70,000	631,968
	Pearson PLC	37,720	419,348
	Vivendi Universal SA	10,900	342,502
	Media Total		1,393,818
Specialty Retail – 0.5%
	Yamada Denki Co., Ltd.	6,500	574,674
	Specialty Retail Total		574,674
Textiles, Apparel & Luxury Goods – 0.5%
	Burberry Group PLC	81,086	550,497
	Textiles, Apparel & Luxury Goods Total		550,497
	CONSUMER DISCRETIONARY TOTAL		10,994,810
CONSUMER STAPLES – 7.9%
Beverages – 0.8%
	Diageo PLC	62,326	921,247
	Beverages Total		921,247

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.6%
	FamilyMart Co., Ltd.	6,800	202,546
	Tesco PLC	105,626	562,330
	Food & Staples Retailing Total		764,876
Food Products – 3.6%
	Nestle SA, Registered Shares	8,824	2,626,495
	Royal Numico NV (a)	17,534	709,725
	Unilever PLC	107,420	1,089,076
	Food Products Total		4,425,296
Household Products – 0.8%
	Kao Corp.	24,000	573,155
	Reckitt Benckiser PLC	13,768	416,051
	Household Products Total		989,206
Tobacco – 2.1%
	British American Tobacco PLC	50,053	1,101,500
	Imperial Tobacco Group PLC	27,796	797,115
	Japan Tobacco, Inc.	37	585,684
	Tobacco Total		2,484,299
	CONSUMER STAPLES TOTAL		9,584,924
ENERGY – 8.2%
Energy Equipment & Services – 0.7%
	Saipem S.p.A.	43,200	619,405
	Stolt Offshore SA (a)	27,200	281,627
	Energy Equipment & Services Total		901,032
Oil, Gas & Consumable Fuels – 7.5%
	BG Group PLC	68,101	597,580
	BP PLC, ADR	33,580	2,229,712
	CNOOC Ltd.	553,000	359,122
	EnCana Corp.	12,400	566,929
	ENI S.p.A.	32,830	878,101
	LUKOIL, ADR	4,500	248,203
	OMV AG	7,400	399,354
	Royal Dutch Shell PLC, Class A	30,322	939,869
	Royal Dutch Shell PLC, Class B	23,762	775,211
	Statoil ASA	18,500	410,774
	Total SA	6,640	1,672,022
	Oil, Gas & Consumable Fuels Total		9,076,877
	ENERGY TOTAL		9,977,909

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – 26.9%
Capital Markets – 3.3%
	Credit Suisse Group, Registered Shares	22,400	990,868
	Deutsche Bank AG, Registered Shares	10,329	967,392
	Nomura Holdings, Inc.	65,000	1,000,900
	UBS AG, Registered Shares	11,900	1,010,139
	Capital Markets Total		3,969,299
Commercial Banks – 14.3%
	Anglo Irish Bank Corp., PLC	29,420	398,233
	Australia & New Zealand Banking Group Ltd.	38,500	679,798
	Banco Bilbao Vizcaya Argentaria SA	82,700	1,457,172
	Banco Santander Central Hispano SA	85,000	1,084,013
	Barclays PLC	147,790	1,464,229
	BNP Paribas SA	18,337	1,390,214
	Commerzbank AG	27,000	706,489
	DNB NOR ASA	23,600	241,325
	ForeningsSparbanken AB	12,300	303,530
	HBOS PLC	57,200	844,488
	HSBC Holdings PLC	114,100	1,795,535
	Mitsubishi UFJ Financial Group, Inc.	128	1,609,219
	Mitsui Trust Holdings, Inc.	24,000	289,872
	Mizuho Financial Group, Inc.	201	1,350,063
	National Bank of Greece SA	18,687	730,156
	Societe Generale	10,287	1,174,489
	Sumitomo Mitsui Financial Group, Inc.	89	828,813
	United Overseas Bank Ltd.	70,000	571,934
	Westpac Banking Corp.	29,200	454,157
	Commercial Banks Total		17,373,729
Consumer Finance – 1.1%
	Aiful Corp.	6,250	467,129
	ORIX Corp.	2,800	524,889
	Takefuji Corp.	5,200	365,429
	Consumer Finance Total		1,357,447
Diversified Financial Services – 1.3%
	Fortis	16,853	479,741
	ING Groep NV	31,450	906,998
	Suncorp-Metway Ltd.	12,500	180,619
	Diversified Financial Services Total		1,567,358

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 5.1%
	Allianz AG, Registered Shares	9,382	1,325,088
	Aviva PLC	62,800	741,512
	AXA	35,600	1,030,988
	Mitsui Sumitomo Insurance Co., Ltd.	57,000	735,900
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,600	422,863
	QBE Insurance Group Ltd.	46,000	614,420
	Sampo Oyj, Class A	65,000	996,859
	Storebrand ASA	39,400	361,382
	Insurance Total		6,229,012
Real Estate – 1.8%
	CapitaLand Ltd.	369,000	694,755
	Mitsui Fudosan Co., Ltd.	12,000	197,874
	Sun Hung Kai Properties Ltd.	48,000	455,620
	Swire Pacific Ltd., Class A	94,500	848,117
	Real Estate Total		2,196,366
	FINANCIALS TOTAL		32,693,211
HEALTH CARE – 8.8%
Health Care Equipment & Supplies – 0.8%
	GN Store Nord A/S	56,000	674,307
	Terumo Corp.	12,500	379,166
	Health Care Equipment & Supplies Total		1,053,473
Pharmaceuticals – 8.0%
	Astellas Pharma, Inc.	9,700	346,849
	AstraZeneca PLC	20,848	935,679
	Eisai Co., Ltd.	12,400	486,883
	GlaxoSmithKline PLC	75,254	1,957,779
	Novartis AG, Registered Shares	25,357	1,363,995
	Roche Holding AG, Genusschein Shares	6,961	1,039,960
	Sanofi-Aventis	15,562	1,246,039
	Takeda Pharmaceutical Co., Ltd.	18,100	995,278
	Teva Pharmaceutical Industries Ltd., ADR	34,400	1,311,328
	Pharmaceuticals Total		9,683,790
	HEALTH CARE TOTAL		10,737,263

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – 11.3%
Aerospace & Defense – 0.4%
	Singapore Technologies Engineering Ltd.	307,000	462,525
	Aerospace & Defense Total		462,525
Air Freight & Logistics – 0.3%
	Deutsche Post AG, Registered Shares	16,700	372,218
	Air Freight & Logistics Total		372,218
Building Products – 0.4%
	Nippon Sheet Glass Co., Ltd.	111,000	474,337
	Building Products Total		474,337
Commercial Services & Supplies – 0.6%
	Randstad Holding NV	10,500	402,085
	Securitas AB, Class B	20,600	313,061
	Commercial Services & Supplies Total		715,146
Construction & Engineering – 1.7%
	Shimizu Corp.	128,000	873,133
	Vinci SA	14,356	1,121,301
	Construction & Engineering Total		1,994,434
Electrical Equipment – 1.6%
	ABB Ltd. (a)	79,100	610,572
	Mitsubishi Electric Corp.	141,000	848,305
	Shanghai Electric Group Co., Ltd., Class H (a)	1,462,000	462,701
	Electrical Equipment Total		1,921,578
Industrial Conglomerates – 1.9%
	Hutchison Whampoa Ltd.	53,000	503,046
	Keppel Corp., Ltd.	47,000	322,773
	SembCorp Industries Ltd.	250,040	398,469
	Siemens AG, Registered Shares	6,845	509,049
	Smiths Group PLC	37,425	604,252
	Industrial Conglomerates Total		2,337,589
Machinery – 1.6%
	Atlas Copco AB, Class B	45,700	746,220
	Komatsu Ltd.	68,000	915,543
	THK Co., Ltd.	11,800	267,484
	Machinery Total		1,929,247
Marine – 0.2%
	Kawasaki Kisen Kaisha Ltd.	44,000	275,832
	Marine Total		275,832
Road & Rail – 1.2%
	Canadian Pacific Railway Ltd.	16,900	694,687
	ComfortDelGro Corp., Ltd.	274,000	239,515

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (contineud)
	East Japan Railway Co.	93	554,367
	Road & Rail Total		1,488,569
Trading Companies & Distributors – 1.1%
	Mitsubishi Corp.	54,300	1,063,315
	Wolseley PLC	14,600	296,974
	Trading Companies & Distributors Total		1,360,289
Transportation Infrastructure – 0.3%
	BAA PLC	34,040	369,671
	Transportation Infrastructure Total		369,671
	INDUSTRIALS TOTAL		13,701,435
INFORMATION TECHNOLOGY – 7.1%
Communications Equipment – 1.4%
	Nokia Oyj	41,150	690,502
	Tandberg ASA	27,100	265,899
	Telefonaktiebolaget LM Ericsson, ADR	24,800	813,688
	Communications Equipment Total		1,770,089
Computers & Peripherals – 0.5%
	FUJITSU Ltd.	32,000	212,103
	Toshiba Corp.	98,000	456,079
	Computers & Peripherals Total		668,182
Electronic Equipment & Instruments – 1.7%
	Hoya Corp.	5,900	207,378
	Hoya Corp. (a)(b)	12,600	436,200
	Murata Manufacturing Co., Ltd.	10,000	501,836
	Omron Corp.	20,300	479,057
	TDK Corp.	6,200	420,152
	Electronic Equipment & Instruments Total		2,044,623
Office Electronics – 0.5%
	Canon, Inc.	11,500	608,563
	Office Electronics Total		608,563
Semiconductors & Semiconductor Equipment – 1.7%
	Advantest Corp.	4,400	317,416
	ASML Holding NV (a)	29,600	500,528
	Marvell Technology Group Ltd. (a)	5,500	255,255
	Samsung Electronics Co., Ltd.	1,170	623,804
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	41,264	333,413
	Semiconductors & Semiconductor Equipment Total		2,030,416

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 1.3%
	Cognos, Inc. (a)	17,600	660,528
	Sage Group PLC	108,700	413,223
	SAP AG	2,861	489,132
	Software Total		1,562,883
	INFORMATION TECHNOLOGY TOTAL		8,684,756
MATERIALS – 6.0%
Chemicals – 4.7%
	BASF AG	16,702	1,204,039
	Bayer AG	20,600	715,245
	Shin-Etsu Chemical Co., Ltd.	15,400	741,199
	Solvay SA	3,600	418,973
	Sumitomo Chemical Co., Ltd.	146,000	861,916
	Syngenta AG (a)	6,630	710,713
	Teijin Ltd.	103,000	616,582
	Yara International ASA	25,100	413,152
	Chemicals Total		5,681,819
Metals & Mining – 1.3%
	Anglo American PLC	28,800	850,811
	Rio Tinto PLC	19,500	744,832
	Metals & Mining Total		1,595,643
	MATERIALS TOTAL		7,277,462
TELECOMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 1.9%
	Deutsche Telekom AG, Registered Shares	47,409	838,133
	France Telecom SA	16,920	439,827
	Nippon Telegraph & Telephone Corp.	101	481,278
	Telekom Austria AG	26,300	543,141
	Diversified Telecommunication Services Total		2,302,379
Wireless Telecommunication Services – 3.6%
	China Mobile Hong Kong Ltd.	91,500	409,426
	NTT DoCoMo, Inc.	267	462,163
	O2 PLC	138,900	505,675
	Vodafone Group PLC	1,164,250	3,055,518
	Wireless Telecommunication Services Total		4,432,782
	TELECOMMUNICATION SERVICES TOTAL		6,735,161
UTILITIES – 4.4%
Electric Utilities – 2.7%
	E.ON AG	11,498	1,041,910
	Fortum Oyj	28,400	502,769

7

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Scottish & Southern Energy PLC	51,900	900,376
	Tokyo Electric Power Co., Inc.	31,000	770,468
	Electric Utilities Total		3,215,523
Gas Utilities – 0.4%
	Tokyo Gas Co., Ltd.	135,000	531,800
	Gas Utilities Total		531,800
Multi – Utilities – 1.3%
	RWE AG	5,700	364,043
	Veolia Environnement	28,600	1,192,423
	Multi - Utilities Total		1,556,466
	UTILITIES TOTAL		5,303,789
	Total Common Stocks (cost of $97,697,407)		115,690,720
Investment Companies – 2.5%
	iShares MSCI EAFE Index Fund	37,700	2,120,625
	iShares MSCI South Korea Index Fund	13,200	491,700
	iShares MSCI Taiwan Index Fund	44,000	486,640
	Total Investment Companies (cost of $3,155,434)		3,098,965
Preferred Stock – 0.4%
CONSUMER DISCRETIONARY – 0.4%
Automobiles – 0.4%
	Porsche AG	603	434,608
	Automobiles Total		434,608
	CONSUMER DISCRETIONARY TOTAL		434,608
	Total Preferred Stock (cost of $384,637)		434,608

		Par ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 08/15/13, market value of $2,186,038. (repurchase proceeds $2,138,228)	2,138,000	2,138,000

	Total Short-Term Obligation (cost of $2,138,000)		2,138,000

8

Total Investments – 99.9% (cost of $103,375,478)(c)(d)	121,362,293

Other Assets & Liabilities, Net – 0.1%	110,115

Net Assets – 100.0%	121,472,408

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)	Cost for federal income tax purposes is $103,375,478.
(d)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$19,857,967	$(1,871,152)	$17,986,815

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.4%
CONSUMER DISCRETIONARY – 10.2%
Hotels, Restaurants & Leisure – 1.0%
	Marriott International, Inc., Class A	3,230	192,573
	Starbucks Corp. (a)	6,600	186,648
	Hotels, Restaurants & Leisure Total		379,221
Internet & Catalog Retail – 1.2%
	eBay, Inc. (a)	12,200	483,120
	Internet & Catalog Retail Total		483,120
Multiline Retail – 1.7%
	Federated Department Stores, Inc.	3,100	190,247
	Kohl’s Corp. (a)	3,800	182,894
	Target Corp.	5,800	323,002
	Multiline Retail Total		696,143
Specialty Retail – 4.7%
	Best Buy Co., Inc.	2,800	123,928
	Home Depot, Inc.	9,970	409,169
	Lowe’s Companies, Inc.	7,670	466,106
	Office Depot, Inc. (a)	14,600	401,938
	Tiffany & Co.	11,800	464,920
	Specialty Retail Total		1,866,061
Textiles, Apparel & Luxury Goods – 1.6%
	Coach, Inc. (a)	13,460	433,143
	NIKE, Inc., Class B	2,470	207,603
	Textiles, Apparel & Luxury Goods Total		640,746
	CONSUMER DISCRETIONARY TOTAL		4,065,291
CONSUMER STAPLES – 10.9%
Beverages – 3.5%
	Coca-Cola Co.	8,390	358,924
	Diageo PLC, ADR	3,500	208,005
	PepsiCo, Inc.	13,960	824,757
		Beverages Total	1,391,686
Food & Staples Retailing – 2.3%
	CVS Corp.	20,300	495,523
	Wal-Mart Stores, Inc.	8,800	416,328
	Food & Staples Retailing Total		911,851
Food Products – 1.0%
	Kellogg Co.	8,900	393,113
	Food Products Total		393,113
Household Products – 4.1%
	Colgate-Palmolive Co.	8,100	428,976

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
	Procter & Gamble Co.	21,393	1,197,794
	Household Products Total		1,626,770
	CONSUMER STAPLES TOTAL		4,323,420
ENERGY – 5.2%
Energy Equipment & Services – 1.4%
	Halliburton Co.	9,200	543,720
	Energy Equipment & Services Total		543,720
Oil, Gas & Consumable Fuels – 3.8%
	CONSOL Energy, Inc.	7,400	450,660
	EOG Resources, Inc.	5,700	386,346
	XTO Energy, Inc.	15,400	669,284
	Oil, Gas & Consumable Fuels Total		1,506,290
		ENERGY TOTAL	2,050,010
FINANCIALS – 8.5%
Capital Markets – 2.9%
	Goldman Sachs Group, Inc.	1,800	227,466
	Merrill Lynch & Co., Inc.	7,100	459,654
	State Street Corp.	8,250	455,648
	Capital Markets Total		1,142,768
Commercial Banks – 2.2%
	Wells Fargo & Co.	9,690	583,338
	Zions Bancorporation	3,900	286,533
	Commercial Banks Total		869,871
Diversified Financial Services – 1.0%
	Citigroup, Inc.	8,690	397,828
	Diversified Financial Services Total		397,828
Insurance – 2.4%
	American International Group, Inc.	14,880	964,224
		Insurance Total	964,224
	FINANCIALS TOTAL		3,374,691
HEALTH CARE – 22.3%
Biotechnology – 3.0%
	Amgen, Inc. (a)	8,610	652,293
	Genentech, Inc. (a)	2,900	262,740
	Protein Design Labs, Inc. (a)	10,300	288,606
	Biotechnology Total		1,203,639
Health Care Equipment & Supplies – 5.8%
	Alcon, Inc.	1,820	241,878

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Baxter International, Inc.	7,600	290,548
	Medtronic, Inc.	12,160	688,985
	Thermo Electron Corp. (a)	16,630	502,060
	Varian Medical Systems, Inc. (a)	12,530	570,867
	Health Care Equipment & Supplies Total		2,294,338
Health Care Providers & Services – 4.3%
	Aetna, Inc.	4,600	407,376
	Caremark Rx, Inc. (a)	9,910	519,284
	UnitedHealth Group, Inc.	13,500	781,515
	Health Care Providers & Services Total		1,708,175
Pharmaceuticals – 9.2%
	Abbott Laboratories	12,740	548,457
	IVAX Corp. (a)	10,490	299,489
	Johnson & Johnson	19,340	1,211,071
	Novartis AG, ADR	13,480	725,494
	Teva Pharmaceutical Industries Ltd., ADR	13,350	508,902
	Wyeth	8,400	374,304
	Pharmaceuticals Total		3,667,717
	HEALTH CARE TOTAL		8,873,869
INDUSTRIALS – 9.3%
Aerospace & Defense – 1.0%
	Honeywell International, Inc.	11,330	387,486
	Aerospace & Defense Total		387,486
Electrical Equipment – 1.2%
	Rockwell Automation, Inc.	8,980	477,287
	Electrical Equipment Total		477,287
Industrial Conglomerates – 4.3%
	General Electric Co.	50,700	1,719,237
	Industrial Conglomerates Total		1,719,237
Machinery – 1.7%
	Caterpillar, Inc.	4,371	229,871
	ITT Industries, Inc.	4,470	454,152
		Machinery Total	684,023
Road & Rail – 1.1%
	Burlington Northern Santa Fe Corp.	3,300	204,798
	Canadian National Railway Co.	2,900	210,192
		Road & Rail Total	414,990
	INDUSTRIALS TOTAL		3,683,023

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – 29.5%
Communications Equipment – 4.2%
	Cisco Systems, Inc. (a)	31,280	545,836
	Corning, Inc. (a)	8,600	172,774
	Juniper Networks, Inc. (a)	8,300	193,639
	Motorola, Inc.	17,000	376,720
	QUALCOMM, Inc.	9,900	393,624
	Communications Equipment Total		1,682,593
Computers & Peripherals – 5.9%
	Apple Computer, Inc. (a)	4,800	276,432
	Dell, Inc. (a)	15,840	504,979
	EMC Corp. (a)	28,260	394,510
	Hewlett-Packard Co.	10,700	300,028
	International Business Machines Corp.	10,700	876,116
	Computers & Peripherals Total		2,352,065
Internet Software & Services – 4.1%
	Google, Inc., Class A (a)	2,400	893,136
	Yahoo!, Inc. (a)	19,620	725,351
	Internet Software & Services Total		1,618,487
Semiconductors & Semiconductor Equipment – 5.2%
	Broadcom Corp., Class A (a)	6,500	275,990
	Fairchild Semiconductor International, Inc. (a)	10,600	163,240
	Intel Corp.	32,210	756,935
	MEMC Electronic Materials, Inc. (a)	21,000	376,740
	Microchip Technology, Inc.	7,850	236,835
	Texas Instruments, Inc.	9,510	271,510
	Semiconductors & Semiconductor Equipment Total		2,081,250
Software – 10.1%
	Autodesk, Inc.	9,120	411,586
	Electronic Arts, Inc. (a)	5,400	307,152
	McAfee, Inc. (a)	8,200	246,246
	Microsoft Corp.	74,620	1,917,734
	NAVTEQ (a)	7,660	299,659
	Oracle Corp. (a)	23,600	299,248
	SAP AG, ADR	12,000	515,280
		Software Total	3,996,905
	INFORMATION TECHNOLOGY TOTAL		11,731,300

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 2.0%
Chemicals – 2.0%
	Monsanto Co.	3,200	201,632
	Praxair, Inc.	11,800	583,038
		Chemicals Total	784,670
	MATERIALS TOTAL		784,670
TELECOMMUNICATION SERVICES – 0.5%
Wireless Telecommunication Services – 0.5%
	American Tower Corp., Class A (a)	8,000	190,800
	Wireless Telecommunication Services Total		190,800
	TELECOMMUNICATION SERVICES TOTAL		190,800
	Total Common Stocks (cost of $36,146,217)		39,077,074

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 08/15/14, market value of $430,238. (repurchase proceeds $416,044)	416,000	416,000

	Total Short-Term Obligation (cost of $416,000)		416,000

	Total Investments – 99.5% (cost of $36,562,217)(b)(c)		39,493,074

	Other Assets & Liabilities, Net – 0.5%		201,786

	Net Assets – 100.0%		39,694,860

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $36,562,217.

5

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,760,320	$(829,463)	$2,930,857

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value* ($)
Common Stocks – 97.4%
CONSUMER DISCRETIONARY – 8.0%
Auto Components – 0.7%
	Johnson Controls, Inc.	4,200	285,810
	Auto Components Total		285,810
Hotels, Restaurants & Leisure – 2.8%
	Carnival Corp.	3,900	193,713
	Harrah’s Entertainment, Inc.	1,376	83,220
	McDonald’s Corp.	13,066	412,886
	Starwood Hotels & Resorts Worldwide, Inc.	6,500	379,795
	Hotels, Restaurants & Leisure Total		1,069,614
Media – 0.4%
	Viacom, Inc., Class A	4,435	137,707
		Media Total	137,707
Multiline Retail – 2.4%
	Federated Department Stores, Inc.	5,716	350,791
	J.C. Penney Co., Inc.	10,976	561,971
	Multiline Retail Total		912,762
Specialty Retail – 1.7%
	Office Depot, Inc. (a)	7,600	209,228
	Sherwin-Williams Co.	3,096	131,735
	Staples, Inc.	13,600	309,128
	Specialty Retail Total		650,091
	CONSUMER DISCRETIONARY TOTAL		3,055,984
CONSUMER STAPLES – 7.2%
Beverages – 2.7%
	Diageo PLC, ADR	8,799	522,924
	PepsiCo, Inc.	8,558	505,607
		Beverages Total	1,028,531
Food Products – 1.0%
	Cadbury Schweppes PLC, ADR	9,600	381,024
	Food Products Total		381,024
Household Products – 0.8%
	Kimberly-Clark Corp.	5,810	330,240
	Household Products Total		330,240

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.7%
	Altria Group, Inc.	13,529	1,015,352
		Tobacco Total	1,015,352
	CONSUMER STAPLES TOTAL		2,755,147
ENERGY – 14.4%
Energy Equipment & Services – 2.6%
	Halliburton Co.	5,877	347,331
	Nabors Industries Ltd. (a)	1,400	96,082
	National-Oilwell Varco, Inc. (a)	3,000	187,410
	Schlumberger Ltd.	3,825	347,195
	Energy Equipment & Services Total		978,018
Oil, Gas & Consumable Fuels – 11.8%
	BP PLC, ADR	5,741	381,203
	Chevron Corp.	5,685	324,443
	ConocoPhillips	11,932	780,114
	EOG Resources, Inc.	2,600	176,228
	Exxon Mobil Corp.	27,435	1,540,201
	Marathon Oil Corp.	4,664	280,586
	Murphy Oil Corp.	2,700	126,495
	Occidental Petroleum Corp.	4,700	370,736
	Williams Companies, Inc.	22,700	506,210
	Oil, Gas & Consumable Fuels Total		4,486,216
		ENERGY TOTAL	5,464,234
FINANCIALS – 34.2%
Capital Markets – 7.2%
	Bank of New York Co., Inc.	15,695	491,097
	Franklin Resources, Inc.	2,719	240,278
	Goldman Sachs Group, Inc.	3,455	436,608
	Lehman Brothers Holdings, Inc.	1,700	203,439
	Merrill Lynch & Co., Inc.	15,180	982,753
	Morgan Stanley	3,480	189,347
	Nuveen Investments, Class A	5,000	202,350
	Capital Markets Total		2,745,872
Commercial Banks – 10.2%
	Marshall & Ilsley Corp.	10,120	434,755
	North Fork Bancorporation, Inc.	16,322	413,599
	PNC Financial Services Group, Inc.	6,800	412,828
	SunTrust Banks, Inc.	2,400	173,952
	U.S. Bancorp	26,946	797,063

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	UnionBanCal Corp.	1,400	95,872
	Wachovia Corp.	14,886	752,041
	Wells Fargo & Co.	13,328	802,346
	Commercial Banks Total		3,882,456
Diversified Financial Services – 4.2%
	CIT Group, Inc.	4,700	214,931
	Citigroup, Inc.	21,085	965,271
	JPMorgan Chase & Co.	11,300	413,806
	Diversified Financial Services Total		1,594,008
Insurance – 9.6%
	Ace Ltd.	8,400	437,640
	Allstate Corp.	7,114	375,548
	Ambac Financial Group, Inc.	4,335	307,308
	American International Group, Inc.	10,051	651,305
	Genworth Financial, Inc., Class A	13,100	415,139
	Hartford Financial Services Group, Inc.	4,955	395,161
	St. Paul Travelers Companies, Inc.	9,000	405,270
	UnumProvident Corp.	14,866	301,631
	XL Capital Ltd., Class A	5,491	351,754
		Insurance Total	3,640,756
Real Estate – 1.9%
	Archstone-Smith Trust, REIT	6,755	274,051
	Kimco Realty Corp., REIT	8,836	261,722
	ProLogis Trust, REIT	4,400	189,200
		Real Estate Total	724,973
Thrifts & Mortgage Finance – 1.1%
	Golden West Financial Corp.	7,300	428,729
	Thrifts & Mortgage Finance Total		428,729
	FINANCIALS TOTAL		13,016,794
HEALTH CARE – 6.1%
Health Care Equipment & Supplies – 0.9%
	Baxter International, Inc.	8,600	328,778
	Health Care Equipment & Supplies Total		328,778
Health Care Providers & Services – 1.5%
	Aetna, Inc.	3,672	325,192
	CIGNA Corp.	2,252	260,939
	Health Care Providers & Services Total		586,131
Pharmaceuticals – 3.7%
	AstraZeneca PLC, ADR	8,300	372,670
	GlaxoSmithKline PLC, ADR	3,865	200,941

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, ADR	7,948	427,762
	Pfizer, Inc.	17,862	388,320
	Pharmaceuticals Total		1,389,693
	HEALTH CARE TOTAL		2,304,602
INDUSTRIALS – 8.6%
Aerospace & Defense – 3.7%
	General Dynamics Corp.	4,587	533,468
	Goodrich Corp.	9,400	339,058
	United Technologies Corp.	10,796	553,619
	Aerospace & Defense Total		1,426,145
Building Products – 0.5%
	American Standard Companies, Inc.	5,100	194,004
	Building Products Total		194,004
Industrial Conglomerates – 1.0%
	General Electric Co.	11,292	382,912
	Industrial Conglomerates Total		382,912
Machinery – 2.5%
	Caterpillar, Inc.	7,000	368,130
	Eaton Corp.	4,391	258,322
	Ingersoll-Rand Co., Ltd., Class A	8,600	324,994
		Machinery Total	951,446
Road & Rail – 0.9%
	Burlington Northern Santa Fe Corp.	5,300	328,918
	Road & Rail Total		328,918
	INDUSTRIALS TOTAL		3,283,425
INFORMATION TECHNOLOGY – 4.4%
Communications Equipment – 0.5%
	Motorola, Inc.	8,700	192,792
	Communications Equipment Total		192,792
Computers & Peripherals – 2.4%
	Dell, Inc. (a)	2,700	86,076
	Hewlett-Packard Co.	17,000	476,680
	International Business Machines Corp.	4,136	338,656
	Computers & Peripherals Total		901,412
Electronic Equipment & Instruments – 0.7%
	Agilent Technologies, Inc. (a)	8,800	281,688
	Electronic Equipment & Instruments Total		281,688

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 0.8%
	Intel Corp.	4,153	97,595
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,000	185,840
	Semiconductors & Semiconductor Equipment Total		283,435
	INFORMATION TECHNOLOGY TOTAL		1,659,327
MATERIALS – 3.9%
Chemicals – 3.2%
	Air Products & Chemicals, Inc.	10,879	622,714
	Dow Chemical Co.	7,900	362,294
	E.I. du Pont de Nemours & Co.	2,200	91,718
	PPG Industries, Inc.	2,156	129,295
		Chemicals Total	1,206,021
Metals & Mining – 0.7%
	Nucor Corp.	4,700	281,295
	Metals & Mining Total		281,295
	MATERIALS TOTAL		1,487,316
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.4%
	BellSouth Corp.	10,895	283,488
	SBC Communications, Inc.	19,757	471,204
	Verizon Communications, Inc.	16,870	531,574
	Diversified Telecommunication Services Total		1,286,266
	TELECOMMUNICATION SERVICES TOTAL		1,286,266
UTILITIES – 7.2%
Electric Utilities – 4.5%
	Edison International	8,500	371,960
	Entergy Corp.	6,573	464,843
	Exelon Corp.	12,451	647,825
	FPL Group, Inc.	5,400	232,524
	Electric Utilities Total		1,717,152
Independent Power Producers & Energy Traders – 1.5%
	Duke Energy Corp.	9,000	238,320
	TXU Corp.	3,386	341,140
	Independent Power Producers & Energy Traders Total		579,460
Multi - Utilities – 1.2%
	Dominion Resources, Inc.	2,647	201,384

5

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – (continued)
	PG&E Corp.	6,433	234,032
	Multi - Utilities Total		435,416
	UTILITIES TOTAL		2,732,028
	Total Common Stocks (cost of $33,521,525)		37,045,123

		Par ($)
Short-Term Obligation – 2.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 11/15/28, market value of $1,007,932 (repurchase proceeds $983,105)	983,000	983,000
	Total Short-Term Obligation (cost of $983,000)		983,000

	Total Investments – 100.0% (cost of $34,504,525)(b)(c)		38,028,123

	Other Assets & Liabilities, Net 0.00%		(10,362)

	Net Assets – 100.0%		38,017,761

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $34,504,525.

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,348,781	$(825,183)	$3,523,598

6

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 20.1%
Auto Components – 0.5%
	Autoliv, Inc.	2,800	120,288
	Auto Components Total		120,288
Diversified Consumer Services – 0.8%
	Career Education Corp. (a)	2,790	99,296
	Education Management Corp. (a)	2,920	90,053
	Diversified Consumer Services Total		189,349
Hotels, Restaurants & Leisure – 5.3%
	Applebee’s International, Inc.	7,190	157,533
	Brinker International, Inc.	2,620	99,874
	Cheesecake Factory, Inc. (a)	6,320	216,903
	Harrah’s Entertainment, Inc.	1,695	102,514
	Hilton Hotels Corp.	8,190	159,296
	Marriott International, Inc., Class A	2,170	129,375
	Starwood Hotels & Resorts Worldwide, Inc.	2,000	116,860
	Wendy’s International, Inc.	2,020	94,374
	Yum! Brands, Inc.	4,860	247,228
	Hotels, Restaurants & Leisure Total		1,323,957
Household Durables – 1.6%
	Centex Corp.	860	55,341
	D.R. Horton, Inc.	2,873	88,172
	Fortune Brands, Inc.	1,650	125,351
	Tempur-Pedic International, Inc. (a)	11,820	130,729
	Household Durables Total		399,593
Internet & Catalog Retail – 0.5%
	NetFlix, Inc. (a)	5,270	139,181
	Internet & Catalog Retail Total		139,181
Leisure Equipment & Products – 0.9%
	Marvel Entertainment, Inc. (a)	7,020	123,552
	SCP Pool Corp.	2,850	102,514
	Leisure Equipment & Products Total		226,066
Media – 3.5%
	Cablevision Systems Corp., Class A (a)	4,800	119,040
	Getty Images, Inc. (a)	1,570	130,326
	Grupo Televisa SA, ADR	2,350	171,785
	Lamar Advertising Co., Class A (a)	2,040	91,025
	XM Satellite Radio Holdings, Inc., Class A (a)	12,720	366,717
		Media Total	878,893

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 5.6%
	Abercrombie & Fitch Co., Class A	4,500	233,955
	Chico’s FAS, Inc. (a)	12,030	475,666
	Children’s Place Retail Stores, Inc. (a)	2,060	88,436
	GameStop Corp., Class A (a)	4,700	166,756
	PETsMART, Inc.	4,960	116,560
	Urban Outfitters, Inc. (a)	11,040	312,763
	Specialty Retail Total		1,394,136
Textiles, Apparel & Luxury Goods – 1.4%
	Coach, Inc. (a)	10,670	343,361
	Textiles, Apparel & Luxury Goods Total		343,361
	CONSUMER DISCRETIONARY TOTAL		5,014,824
CONSUMER STAPLES – 2.3%
Food & Staples Retailing – 0.6%
	Whole Foods Market, Inc.	1,010	145,571
	Food & Staples Retailing Total		145,571
Food Products – 0.9%
	H.J. Heinz Co.	2,740	97,270
	Tyson Foods, Inc., Class A	7,830	139,374
	Food Products Total		236,644
Personal Products – 0.6%
	Alberto-Culver Co.	1,940	84,216
	Estee Lauder Cos., Inc., Class A	1,870	62,028
	Personal Products Total		146,244
Tobacco – 0.2%
	UST, Inc.	1,170	48,426
		Tobacco Total	48,426
	CONSUMER STAPLES TOTAL		576,885
ENERGY – 10.7%
Energy Equipment & Services – 4.0%
	BJ Services Co.	3,600	125,100
	Diamond Offshore Drilling, Inc.	2,000	112,920
	FMC Technologies, Inc. (a)	5,160	188,134
	Grant Prideco, Inc. (a)	3,100	120,559
	Nabors Industries Ltd. (a)	2,010	137,946
	National-Oilwell Varco, Inc. (a)	1,930	120,567
	Smith International, Inc.	5,740	185,976
	Energy Equipment & Services Total		991,202

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 6.7%
	Chesapeake Energy Corp.	3,280	105,288
	EOG Resources, Inc.	4,290	290,776
	Massey Energy Co.	4,650	186,326
	Peabody Energy Corp.	2,440	190,710
	Southwestern Energy Co. (a)	3,910	283,631
	Teekay Shipping Corp.	5,230	206,271
	Tesoro Corp.	1,900	116,185
	XTO Energy, Inc.	6,884	299,179
	Oil, Gas & Consumable Fuels Total		1,678,366
	ENERGY TOTAL		2,669,568
FINANCIALS – 6.6%
Capital Markets – 3.7%
	Affiliated Managers Group, Inc. (a)	2,690	206,458
	E*TRADE Financial Corp. (a)	8,280	153,594
	Lazard Ltd., Class A	8,070	208,610
	Legg Mason, Inc.	1,420	152,380
	T. Rowe Price Group, Inc.	2,900	190,008
	Capital Markets Total		911,050
Commercial Banks – 1.5%
	East West Bancorp, Inc.	5,160	197,576
	Zions Bancorporation	2,540	186,614
	Commercial Banks Total		384,190
Diversified Financial Services – 0.8%
	Chicago Mercantile Exchange Holdings, Inc.	560	204,484
	Diversified Financial Services Total		204,484
Insurance – 0.6%
	Ambac Financial Group, Inc.	2,035	144,261
	Insurance Total		144,261
	FINANCIALS TOTAL		1,643,985
HEALTH CARE – 17.1%
Biotechnology – 2.0%
	Amylin Pharmaceuticals, Inc. (a)	4,720	158,592
	Celgene Corp. (a)	1,200	67,320
	MedImmune, Inc. (a)	3,600	125,928
	Neurocrine Biosciences, Inc. (a)	2,590	136,804
	Biotechnology Total		488,644
Health Care Equipment & Supplies – 4.8%
	Biomet, Inc.	5,230	182,161
	DENTSPLY International, Inc.	1,770	97,598

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Gen-Probe, Inc. (a)	4,130	168,669
	Nektar Therapeutics (a)	6,120	92,167
	ResMed, Inc. (a)	4,132	157,553
	Thermo Electron Corp. (a)	5,920	178,725
	Varian Medical Systems, Inc. (a)	4,860	221,421
	Waters Corp. (a)	2,900	104,980
	Health Care Equipment & Supplies Total		1,203,274
Health Care Providers & Services – 6.7%
	Cerner Corp. (a)	1,590	134,275
	Community Health Systems, Inc. (a)	3,465	128,586
	Coventry Health Care, Inc. (a)	5,510	297,485
	DaVita, Inc. (a)	5,197	255,588
	Health Management Associates, Inc., Class A	4,170	89,280
	Henry Schein, Inc. (a)	2,450	97,118
	Humana, Inc. (a)	4,100	181,999
	Laboratory Corp. of America Holdings (a)	3,650	176,112
	Medco Health Solutions, Inc. (a)	1,890	106,785
	Quest Diagnostics, Inc.	2,050	95,756
	United Surgical Partners International, Inc. (a)	2,890	103,607
	Health Care Providers & Services Total		1,666,591
Pharmaceuticals – 3.6%
	Allergan, Inc.	2,160	192,888
	Endo Pharmaceuticals Holdings, Inc. (a)	4,697	126,443
	Forest Laboratories, Inc. (a)	2,330	88,331
	Medicis Pharmaceutical Corp., Class A	5,530	163,135
	Shire Pharmaceuticals Group PLC, ADR	3,200	114,688
	Teva Pharmaceutical Industries Ltd., ADR	5,260	200,511
	Pharmaceuticals Total		885,996
	HEALTH CARE TOTAL		4,244,505
INDUSTRIALS – 12.6%
Aerospace & Defense – 2.2%
	Armor Holdings, Inc. (a)	2,710	121,164
	L-3 Communications Holdings, Inc.	2,380	185,212

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Rockwell Collins,Inc.	5,060	231,849
	Aerospace & Defense Total		538,225
Air Freight & Logistics – 1.5%
	C.H. Robinson Worldwide, Inc.	6,220	219,317
	UTI Worldwide, Inc.	1,780	152,261
	Air Freight & Logistics Total		371,578
Airlines – 0.6%
	Southwest Airlines Co.	9,390	150,334
		Airlines Total	150,334
Commercial Services & Supplies – 4.1%
	ChoicePoint, Inc. (a)	5,405	228,415
	Cintas Corp.	2,220	90,065
	Corporate Executive Board Co.	4,375	361,550
	Robert Half International, Inc.	8,920	328,970
	Commercial Services & Supplies Total		1,009,000
Construction & Engineering – 0.7%
	Jacobs Engineering Group, Inc. (a)	2,740	174,675
	Construction & Engineering Total		174,675
Electrical Equipment – 1.0%
	Rockwell Automation, Inc.	3,840	204,096
	Roper Industries, Inc.	1,300	49,010
	Electrical Equipment Total		253,106
Machinery – 2.0%
	Joy Global, Inc.	5,370	246,322
	Terex Corp. (a)	4,610	253,412
		Machinery Total	499,734
Road & Rail – 0.5%
	Landstar System, Inc.	3,430	132,124
		Road & Rail Total	132,124
	INDUSTRIALS TOTAL		3,128,776
INFORMATION TECHNOLOGY – 19.3%
Communications Equipment – 1.6%
	Comverse Technology, Inc. (a)	10,080	253,008
	F5 Networks, Inc. (a)	1,500	78,045
	Harris Corp.	1,710	70,281
	Communications Equipment Total		401,334
Computers & Peripherals – 1.2%
	NCR Corp. (a)	519	15,684

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	SanDisk Corp. (a)	4,890	287,972
	Computers & Peripherals Total		303,656
Electronic Equipment & Instruments – 0.2%
	Trimble Navigation Ltd. (a)	2,100	60,627
	Electronic Equipment & Instruments Total		60,627
Internet Software & Services – 0.6%
	VeriSign, Inc. (a)	6,710	158,557
	Internet Software & Services Total		158,557
IT Services – 4.0%
	Affiliated Computer Services, Inc., Class A (a)	1,790	96,857
	Alliance Data Systems Corp. (a)	6,270	222,961
	Cognizant Technology Solutions Corp., Class A (a)	5,230	230,016
	Fiserv, Inc. (a)	3,400	148,512
	Global Payments, Inc.	3,800	162,830
	Paychex, Inc.	3,290	127,520
	IT Services Total		988,696
Semiconductors & Semiconductor Equipment – 7.1%
	Advanced Micro Devices, Inc. (a)	3,300	76,626
	Broadcom Corp., Class A (a)	12,390	526,080
	Cypress Semiconductor Corp. (a)	10,100	137,360
	Intersil Corp., Class A	4,700	106,972
	Marvell Technology Group Ltd. (a)	8,860	411,193
	MEMC Electronic Materials, Inc. (a)	15,260	273,764
	National Semiconductor Corp.	5,110	115,639
	NVIDIA Corp. (a)	3,140	105,347
	Semiconductors & Semiconductor Equipment Total		1,752,981
Software – 4.6%
	Amdocs Ltd. (a)	4,550	120,438
	Autodesk, Inc.	3,287	148,342
	Check Point Software Technologies Ltd. (a)	6,080	135,949
	Citrix Systems, Inc. (a)	7,680	211,738
	Hyperion Solutions Corp. (a)	2,790	134,924
	McAfee, Inc. (a)	2,350	70,571
	Mercury Interactive Corp. (a)	3,375	117,416

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	NAVTEQ (a)	5,100	199,512
	Software Total		1,138,890
	INFORMATION TECHNOLOGY TOTAL		4,804,741
MATERIALS – 4.9%
Chemicals – 1.9%
	Ecolab, Inc.	3,000	99,240
	Potash Corp. of Saskatchewan, Inc.	4,610	379,495
		Chemicals Total	478,735
Construction Materials – 1.0%
	Cemex SA de CV, ADR	2,300	119,761
	Eagle Materials, Inc.	1,100	117,139
	Construction Materials Total		236,900
Metals & Mining – 2.0%
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,890	192,244
	Inco Ltd.	2,220	89,288
	Phelps Dodge Corp.	1,770	213,232
	Metals & Mining Total		494,764
	MATERIALS TOTAL		1,210,399
TELECOMMUNICATION SERVICES – 3.6%
Wireless Telecommunication Services – 3.6%
	American Tower Corp., Class A (a)	13,476	321,403
	Crown Castle International Corp. (a)	7,500	183,900
	Millicom International Cellular SA (a)	10,100	192,203
	NII Holdings, Inc. (a)	1,460	121,063
	VimpelCom, ADR (a)	2,030	81,200
	Wireless Telecommunication Services Total		899,769
	TELECOMMUNICATION SERVICES TOTAL		899,769
UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
	AES Corp. (a)	15,900	252,651
	Independent Power Producers & Energy Traders Total		252,651
	UTILITIES TOTAL		252,651
	Total Common Stocks (cost of $20,534,109)		24,446,103

7

		Par ($)	Value ($)
Short-Term Obligation – 1.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 08/15/14, market value of $404,162 (repurchase proceeds $391,042)	391,000	391,000

	Total Short-Term Obligation (cost of $391,000)		391,000

	Total Investments – 99.8% (cost of $20,925,109)(b)(c)		24,837,103

	Other Assets & Liabilities, Net – 0.2%		43,651

	Net Assets – 100.0%		24,880,754

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $20,925,109.

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$4,514,173	$(602,179)	$3,911,994

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 10.8%
Auto Components – 1.8%
	BorgWarner, Inc.	2,200	127,578
	Johnson Controls, Inc.	3,300	224,565
	Auto Components Total		352,143
Hotels, Restaurants & Leisure – 2.6%
	Brinker International, Inc. (a)	2,600	99,112
	Harrah’s Entertainment, Inc.	1,900	114,912
	Outback Steakhouse, Inc.	3,100	116,746
	Starwood Hotels & Resorts Worldwide, Inc.	2,900	169,447
	Hotels, Restaurants & Leisure Total		500,217
Media – 0.8%
	Dow Jones & Co., Inc.	4,400	149,204
	Media Total		149,204
Multiline Retail – 2.6%
	Dollar General Corp.	7,300	141,912
	Federated Department Stores, Inc.	2,308	141,642
	J.C. Penney Co., Inc.	4,300	220,160
	Multiline Retail Total		503,714
Specialty Retail – 3.0%
	Office Depot, Inc. (a)	5,100	140,403
	Pacific Sunwear of California, Inc. (a)	3,200	80,064
	Sherwin-Williams Co.	3,700	157,435
	TJX Companies, Inc.	8,900	191,617
	Specialty Retail Total		569,519
	CONSUMER DISCRETIONARY TOTAL		2,074,797
CONSUMER STAPLES – 5.2%
Beverages – 1.1%
	Pepsi Bottling Group, Inc.	7,100	201,853
	Beverages Total		201,853
Food & Staples Retailing – 1.9%
	Kroger Co. (a)	8,900	177,110
	SUPERVALU, Inc.	5,900	185,437
	Food & Staples Retailing Total		362,547
Food Products – 1.9%
	Corn Products International, Inc.	4,700	111,907
	Dean Foods Co. (a)	5,500	198,825
	Tyson Foods, Inc., Class A	3,500	62,300
	Food Products Total		373,032

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.3%
	UST, Inc.	1,400	57,946
	Tobacco Total		57,946
	CONSUMER STAPLES TOTAL		995,378
ENERGY – 6.2%
Energy Equipment & Services – 2.5%
	National-Oilwell Varco, Inc. (a)	2,500	156,175
	Noble Corp.	1,550	99,789
	Technip SA, ADR	1,700	92,463
	Weatherford International Ltd. (a)	2,150	134,590
	Energy Equipment & Services Total		483,017
Oil, Gas & Consumable Fuels – 3.7%
	Amerada Hess Corp.	800	100,080
	EOG Resources, Inc.	1,100	74,558
	Marathon Oil Corp.	614	36,938
	Murphy Oil Corp.	1,300	60,905
	Peabody Energy Corp.	1,300	101,608
	Williams Companies, Inc.	8,100	180,630
	XTO Energy, Inc.	3,566	154,978
	Oil, Gas & Consumable Fuels Total		709,697
	ENERGY TOTAL		1,192,714
FINANCIALS – 25.9%
Capital Markets – 1.0%
	Bear Stearns Companies, Inc.	1,800	190,440
	Capital Markets Total		190,440
Commercial Banks – 8.5%
	Bank of Hawaii Corp.	3,390	174,178
	City National Corp.	2,950	216,471
	Cullen/Frost Bankers, Inc.	4,650	245,613
	Marshall & Ilsley Corp.	5,600	240,576
	Mercantile Bankshares Corp.	3,200	180,352
	North Fork Bancorporation, Inc.	7,750	196,385
	UnionBanCal Corp.	2,600	178,048
	Whitney Holding Corp.	41	1,107
	Zions Bancorporation	2,800	205,716
	Commercial Banks Total		1,638,446
Diversified Financial Services – 0.9%
	CIT Group, Inc.	3,600	164,628
	Diversified Financial Services Total		164,628

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 8.0%
	Ace Ltd.	4,300	224,030
	Ambac Financial Group, Inc.	3,050	216,215
	Endurance Specialty Holdings Ltd.	5,000	165,800
	Genworth Financial, Inc., Class A	5,400	171,126
	Hartford Financial Services Group, Inc.	1,300	103,675
	Lincoln National Corp.	3,600	182,196
	Loews Corp.	2,200	204,556
	Old Republic International Corp.	6,800	176,188
	Willis Group Holdings Ltd.	2,700	100,278
	Insurance Total		1,544,064
Real Estate – 4.4%
	Archstone-Smith Trust, REIT	3,200	129,824
	Boston Properties, Inc.	2,100	145,362
	Equity Office Properties Trust, REIT	5,100	157,080
	Host Marriott Corp., REIT	11,500	193,085
	ProLogis Trust, REIT	5,300	227,900
	Real Estate Total		853,251
Thrifts & Mortgage Finance – 3.1%
	Golden West Financial Corp.	4,100	240,793
	PMI Group, Inc.	5,100	203,388
	Sovereign Bancorp, Inc.	6,800	146,676
	Thrifts & Mortgage Finance Total		590,857
	FINANCIALS TOTAL		4,981,686
HEALTH CARE – 4.8%
Health Care Equipment & Supplies – 1.5%
	Hospira, Inc. (a)	3,600	143,460
	Millipore Corp. (a)	2,300	140,806
	Health Care Equipment & Supplies Total		284,266
Health Care Providers & Services – 2.1%
	CIGNA Corp.	1,500	173,805
	Community Health Systems, Inc. (a)	3,800	141,018
	Triad Hospitals, Inc. (a)	2,200	90,486
	Health Care Providers & Services Total		405,309
Pharmaceuticals – 1.2%
	IVAX Corp. (a)	4,500	128,475

3

		Shares	Value ($)*
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Shire Pharmaceuticals Group PLC, ADR	3,100	111,104
	Pharmaceuticals Total		239,579
	HEALTH CARE TOTAL		929,154
INDUSTRIALS – 14.7%
Aerospace & Defense – 1.9%
	Goodrich Corp.	5,300	191,171
	Northrop Grumman Corp.	3,200	171,680
	Aerospace & Defense Total		362,851
Building Products – 0.8%
	American Standard Companies, Inc.	3,800	144,552
	Building Products Total		144,552
Commercial Services & Supplies – 2.1%
	Avery Dennison Corp.	2,400	135,960
	Manpower, Inc.	2,400	108,672
	Pitney Bowes, Inc.	3,600	151,488
	Commercial Services & Supplies Total		396,120
Construction & Engineering – 1.5%
	Fluor Corp.	1,900	120,840
	Jacobs Engineering Group, Inc. (a)	2,600	165,750
	Construction & Engineering Total		286,590
Electrical Equipment – 0.8%
	Cooper Industries Ltd., Class A	2,200	155,958
	Electrical Equipment Total		155,958
Industrial Conglomerates – 0.8%
	Textron, Inc.	2,100	151,284
	Industrial Conglomerates Total		151,284
Machinery – 4.6%
	Dover Corp.	3,850	150,073
	Eaton Corp.	2,600	152,958
	Harsco Corp.	1,600	102,800
	Ingersoll-Rand Co., Ltd., Class A	4,600	173,834
	Kennametal, Inc.	3,000	153,330
	Parker Hannifin Corp.	2,550	159,834
	Machinery Total		892,829
Road & Rail – 1.7%
	Burlington Northern Santa Fe Corp.	1,600	99,296

4

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS
Road & Rail – (continued)
	Norfolk Southern Corp.	5,700	229,140
	Road & Rail Total		328,436
Trading Companies & Distributors – 0.5%
	United Rentals, Inc. (a)	5,300	103,721
	Trading Companies & Distributors Total		103,721
	INDUSTRIALS TOTAL		2,822,341
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 0.5%
	Andrew Corp. (a)	8,900	94,518
	Communications Equipment Total		94,518
Electronic Equipment & Instruments – 4.1%
	Agilent Technologies, Inc. (a)	5,000	160,050
	Arrow Electronics, Inc. (a)	7,300	215,423
	Ingram Micro, Inc., Class A (a)	7,600	137,560
	Mettler-Toledo International, Inc. (a)	3,400	175,440
	Tektronix, Inc.	4,700	108,006
	Electronic Equipment & Instruments Total		796,479
Semiconductors & Semiconductor Equipment – 1.8%
	ATI Technologies, Inc. (a)	5,300	76,585
	Cypress Semiconductor Corp. (a)	2,900	39,440
	Fairchild Semiconductor International, Inc. (a)	3,000	46,200
	KLA-Tencor Corp.	1,400	64,806
	Lam Research Corp. (a)	700	23,618
	MEMC Electronic Materials, Inc. (a)	5,000	89,700
	Semiconductors & Semiconductor Equipment Total		340,349
Software – 1.1%
	Activision, Inc. (a)	4,133	65,183
	Cadence Design Systems, Inc. (a)	3,900	62,322
	Electronic Arts, Inc. (a)	900	51,192
	Synopsys, Inc. (a)	1,600	30,320
	Software Total		209,017
	INFORMATION TECHNOLOGY TOTAL		1,440,363
MATERIALS – 11.1%
Chemicals – 6.6%
	Air Products & Chemicals, Inc.	2,700	154,548
	Ashland, Inc.	1,800	96,318
	Celanese Corp., Series A	5,800	102,312
	Cytec Industries, Inc.	2,300	94,990

5

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Eastman Chemical Co.	2,200	116,072
	Engelhard Corp.	3,500	95,200
	Lubrizol Corp.	4,500	187,155
	Nalco Holding Co. (a)	7,800	132,600
	PPG Industries, Inc.	1,950	116,941
	Rohm and Haas Co.	4,100	178,473
	Chemicals Total		1,274,609
Construction Materials – 1.0%
	Martin Marietta Materials, Inc.	2,300	181,493
	Construction Materials Total		181,493
Containers & Packaging – 1.0%
	Bemis Co., Inc.	3,900	103,038
	Crown Holdings, Inc. (a)	5,400	87,588
	Containers & Packaging Total		190,626
Metals & Mining – 1.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	2,300	113,666
	Nucor Corp.	3,000	179,550
	Metals & Mining Total		293,216
Paper & Forest Products – 1.0%
	Georgia-Pacific Corp.	6,100	198,433
	Paper & Forest Products Total		198,433
	MATERIALS TOTAL		2,138,377
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Telephone & Data Systems, Inc.	4,000	151,280
	Telephone & Data Systems, Inc., Special Shares	4,000	144,600
	Wireless Telecommunication Services Total		295,880
	TELECOMMUNICATION SERVICES TOTAL		295,880
UTILITIES – 11.8%
Electric Utilities – 6.4%
	Edison International	4,300	188,168
	Entergy Corp.	2,750	194,480
	Exelon Corp.	6,000	312,180
	FPL Group, Inc.	4,200	180,852
	Hawaiian Electric Industries, Inc.	3,900	102,765
	PPL Corp.	5,300	166,102

6

		Shares	Value ($)*
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Reliant Energy, Inc. (a)	6,700	85,090
	Electric Utilities Total		1,229,637
Gas Utilities – 0.6%
	AGL Resources, Inc.	3,000	105,570
	Gas Utilities Total		105,570
Independent Power Producers & Energy Traders – 1.7%
	AES Corp. (a)	7,100	112,819
	Constellation Energy Group, Inc.	4,000	219,200
	Independent Power Producers & Energy Traders Total		332,019
Multi - Utilities – 3.1%
	Energy East Corp.	7,100	169,335
	PG&E Corp.	7,800	283,764
	Sempra Energy	3,400	150,620
	Multi-Utilities Total		603,719
	UTILITIES TOTAL		2,270,945
	Total Common Stocks (cost of $16,413,589)		19,141,635

		Par($)
Convertible Bond – 0.5%
COMMUNICATIONS – 0.5%
Telecommunication Services – 0.5%
	Lucent Technologies, Inc.
	2.750% 06/15/25	81,000	88,493
	Telecommunication Services Total		88,493
	COMMUNICATIONS TOTAL		88,493
	Total Convertible Bond (cost of $92,426)		88,493

		Shares
Convertible Preferred Stock – 0.1%
MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp., 4.250%	800	21,120
	Chemicals Total		21,120
	MATERIALS TOTAL		21,120
	Total Convertible Preferred Stock (cost of $20,000)		21,120

7

		Par ($)	Value ($)*
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 08/15/29, market value of $227,466. (repurchase proceeds $219,023)	219,000	219,000
	Total Short-Term Obligation (cost of $219,000)		219,000
	Total Investments – 101.2% (cost of $16,745,015)(b)(c)		19,470,248
	Other Assets & Liabilities, Net – (1.2)%		(231,953)
	Net Assets – 100.0%		19,238,295

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $16,745,015.

(c)	Unrealized appreciation and depreciation at October 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,955,799	$(230,566)	$2,725,233

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.6%
BASIC MATERIALS – 0.5%
Forest Products & Paper – 0.5%
International Paper Co.
	4.250% 01/15/09	400,000	386,328
	Forest Products & Paper Total		386,328
	BASIC MATERIALS TOTAL		386,328
COMMUNICATIONS – 3.4%
Media – 0.7%
Jones Intercable, Inc.
	7.625% 04/15/08	110,000	116,260
Time Warner, Inc.
	6.125% 04/15/06	400,000	402,424
	Media Total		518,684
Telecommunication Services – 2.7%
Deutsche Telekom International Finance BV
	8.500% 06/15/10	250,000	278,683
New Cingular Wireless Services, Inc
	7.500% 05/01/07	300,000	311,754
SBC Communications, Inc.
	5.750% 05/02/06	325,000	326,872
Sprint Capital Corp.
	6.375% 05/01/09	245,000	254,442
Verizon Global Funding Corp.
	7.600% 03/15/07	575,000	594,055
Vodafone Group PLC
	7.750% 02/15/10	150,000	165,072
	Telecommunication Services Total		1,930,878
	COMMUNICATIONS TOTAL		2,449,562
CONSUMER CYCLICAL – 1.2%
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	200,000	198,048
	Auto Manufacturers Total		198,048
Retail – 0.9%
Costco Wholesale Corp.
	5.500% 03/15/07	275,000	277,747

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	4.000% 01/15/10	375,000	362,232
	Retail Total		639,979
	CONSUMER CYCLICAL TOTAL		838,027
CONSUMER NON-CYCLICAL – 5.1%
Beverages – 1.5%
Bottling Group LLC
	2.450% 10/16/06	375,000	366,877
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	325,000	333,681
Diageo Capital PLC
	3.375% 03/20/08	400,000	385,976
	Beverages Total		1,086,534
Food – 1.4%
General Mills, Inc.
	2.625% 10/24/06	450,000	440,780
Kroger Co.
	7.650% 04/15/07	275,000	284,427
Safeway, Inc.
	4.950% 08/16/10	280,000	270,544
	Food Total		995,751
Healthcare Products – 0.3%
Baxter FinCo BV
	4.750% 10/15/10(a)	250,000	244,540
	Healthcare Products Total		244,540
Healthcare Services – 1.2%
UnitedHealth Group, Inc.
	3.375% 08/15/07	350,000	341,537
WellPoint Health Networks, Inc.
	6.375% 06/15/06	500,000	505,125
	Healthcare Services Total		846,662

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.7%
Fortune Brands, Inc.
	2.875% 12/01/06	500,000	491,010
	Household Products/Wares Total		491,010
	CONSUMER NON-CYCLICAL TOTAL		3,664,497
ENERGY – 1.6%
Oil & Gas – 1.6%
ChevronTexaco Capital Co.
	3.500% 09/17/07	375,000	367,395
Devon Energy Corp.
	2.750% 08/01/06	400,000	394,096
Marathon Oil Corp.
	5.375% 06/01/07	350,000	352,412
	Oil & Gas Total		1,113,903
	ENERGY TOTAL		1,113,903
FINANCIALS – 15.4%
Banks – 3.1%
Marshall & Ilsley Corp.
	4.375% 08/01/09	425,000	416,917
US Bancorp
	3.125% 03/15/08	450,000	432,711
Wachovia Corp.
	3.500% 08/15/08	600,000	579,540
Wells Fargo & Co.
	3.874% 03/10/08(b)	750,000	749,805
	Banks Total		2,178,973
Diversified Financial Services – 9.1%
American Express Credit Corp.
	3.000% 05/16/08	350,000	334,624
American General Finance Corp.
	3.000% 11/15/06	175,000	171,924
Bear Stearns Companies, Inc.
	6.500% 05/01/06	225,000	227,140
Capital One Bank
	4.875% 05/15/08	150,000	149,058
Caterpillar Financial Services Corp.
	3.625% 11/15/07	425,000	415,646
CIT Group, Inc.
	4.125% 02/21/06	250,000	249,753
Citigroup, Inc.
	6.750% 12/01/05	725,000	726,573

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Countrywide Home Loans, Inc.
	2.875% 02/15/07	350,000	341,176
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	250,000	247,043
General Electric Capital Corp.
	4.250% 01/15/08	500,000	494,275
Goldman Sachs Group, Inc.
	4.125% 01/15/08	225,000	221,429
Household Finance Corp.
	6.400% 06/17/08	350,000	362,470
John Deere Capital Corp.
	4.625% 04/15/09	300,000	296,418
JPMorgan Chase & Co.
	3.800% 10/02/09	550,000	526,300
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	400,000	392,560
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	325,000	316,335
Morgan Stanley
	3.875% 01/15/09	475,000	459,325
Pitney Bowes Credit Corp.
	5.750% 08/15/08	250,000	256,283
USA Education, Inc.
	5.625% 04/10/07	300,000	303,633
	Diversified Financial Services Total		6,491,965
Insurance – 1.6%
Allstate Financial Global Funding II
	2.625% 10/22/06(a)	350,000	341,621
American International Group, Inc.
	2.875% 05/15/08	500,000	475,440
Genworth Financial, Inc.
	4.750% 06/15/09	350,000	346,486
	Insurance Total		1,163,547
Real Estate Investment Trusts – 0.6%
Health Care Properties
	7.500% 01/15/07	400,000	411,260
	Real Estate Investment Trusts Total		411,260

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 1.0%
Washington Mutual, Inc.
	4.200% 01/15/10	475,000	458,546
World Savings Bank
	4.125% 03/10/08	250,000	245,885
	Savings & Loans Total		704,431
	FINANCIALS TOTAL		10,950,176
INDUSTRIALS – 3.5%
Aerospace & Defense – 1.1%
Boeing Co.
	8.100% 11/15/06	375,000	388,005
United Technologies Corp.
	4.875% 11/01/06	400,000	399,988
	Aerospace & Defense Total		787,993
Auto Manufacturers – 0.5%
Ford Motor Credit Co.
	7.375% 10/28/09	400,000	379,948
	Auto Manufacturers Total		379,948
Environmental Control – 0.5%
Waste Management Inc.
	7.125% 10/01/07	300,000	311,454
	Environmental Control Total		311,454
Transportation – 1.4%
Canadian National Railway Co.
	6.450% 07/15/06(b)	425,000	429,901
CSX Corp.
	6.750% 03/15/11	225,000	240,995
Union Pacific Corp.
	3.875% 02/15/09	325,000	313,602
	Transportation Total		984,498
	INDUSTRIALS TOTAL		2,463,893

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.5%
Computers – 0.5%
International Business Machines Corp.
	4.250% 09/15/09	400,000	392,088
	Computers Total		392,088
	TECHNOLOGY TOTAL		392,088
UTILITIES – 2.4%
Electric – 1.3%
Exelon Generation Co.
	6.950% 06/15/11	350,000	375,858
Scottish Power PLC
	4.910% 03/15/10	550,000	544,747
	Electric Total		920,605
Gas – 1.1%
Kinder Morgan Energy Partners LP
	6.750% 03/15/11	500,000	533,130
Sempra Energy
	4.750% 05/15/09	250,000	245,180
	Gas Total		778,310
	UTILITIES TOTAL		1,698,915
	Total Corporate Fixed-Income Bonds & Notes (cost of $24,355,014)		23,957,389
Asset-Backed Securities – 18.7%
AmeriCredit Automobile Receivables Trust
	2.970% 03/06/07	67,199	67,167
Ameriquest Mortgage Securities, Inc.
	4.388% 05/25/33(b)	151,185	151,214
Bear Stearns Asset Backed Securities, Inc.
	4.148% 06/25/35(b)	778,991	779,185
CIT Equipment Collateral
	2.200% 03/20/08	112,302	110,594
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	63,597	63,476
	7.650% 09/25/25	389,493	388,314
	7.940% 10/25/18(b)	122,214	121,941
Countrywide Asset-Backed Certificates
	4.130% 08/25/35(b)	639,981	640,051
IMC Home Equity Loan Trust
	7.500% 04/25/26	541,107	543,844
	7.520% 08/20/28	82,549	82,424

6

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
KeyCorp Student Loan Trust
	3.900% 08/27/25(b)	772,811	776,223
	4.460% 01/27/23(a)(b)	927,578	934,136
Long Beach Auto Receivables Trust
	4.050% 04/15/11	1,700,000	1,666,884
Master Asset Backed Securities Trust
	4.231% 10/25/32(b)	1,200,000	1,200,000
New Century Home Equity Loan Trust
	4.408% 01/25/34(b)	584,820	588,223
Novastar Home Equity Loan
	4.170% 01/25/36(b)	700,000	700,219
SLM Student Loan Trust
	4.610% 01/25/13(b)	3,140,000	3,231,983
UCFC Home Equity Loan
	6.315% 04/15/30	294,833	295,461
WFS Financial Owner Trust
	2.810% 08/22/11	1,000,000	977,070
	Total Asset-Backed Securities (cost of $13,269,180)		13,318,409
Collateralized Mortgage Obligations – 13.7%
AGENCY – 3.3%
Federal Home Loan Mortgage Corp.
	3.000% 06/15/09	1,400,548	1,393,574
	4.000% 09/15/15	640,000	624,005
	6.500% 11/15/30	99,904	100,303
Federal National Mortgage Association
	4.588% 09/25/18(b)	257,831	256,944
	AGENCY TOTAL		2,374,826
NON - AGENCY – 10.4%
Bear Stearns Adjustable Rate Mortgage Trust
	3.514% 06/25/34(b)	1,000,000	967,180
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34(b)	1,073,695	1,050,857
Countrywide Alternative Loan Trust
	5.250% 08/25/35	1,411,715	1,408,524
Countrywide Home Loan Mortgage Pass Through Trust
	5.000% 02/25/33	1,300,000	1,284,868
IMPAC CMB Trust
	4.418% 12/25/33(b)	416,752	418,044
Ocwen Residential MBS Corp.
	7.000% 10/25/40(a)(b)	51,208	51,170

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
PNC Mortgage Securities Corp.
	0.000% 04/28/27(b)	7,161	6,780
SACO I, Inc.
	4.238% 04/25/35(a)(b)	1,131,871	1,131,606
	7.000% 08/25/36(a)	228,505	229,327
Structured Asset Securities Corp.
	5.750% 04/25/33	873,694	864,482
	NON - AGENCY TOTAL		7,412,838
	Total Collateralized Mortgage Obligations (cost of $9,865,077)		9,787,664
Mortgage-Backed Securities – 13.5%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	1,675,857	1,630,315
	4.500% 11/01/07	619,474	617,782
	5.500% 07/01/19	1,600,008	1,610,521
	TBA:
	5.000% 12/01/20(c)	1,000,000	986,250
Federal National Mortgage Association
	4.500% 01/01/20	1,886,298	1,825,471
	5.000% 08/01/19	792,793	782,371
	5.000% 05/01/20	957,173	944,520
	6.000% 03/01/09	30,390	30,603
	6.000% 05/01/09	319,628	321,872
Small Business Administration
	4.375% 10/25/21(b)	16,150	16,169
	4.375% 03/25/22(b)	132,819	132,985
	4.375% 06/25/22(b)	410,530	411,065
	4.500% 07/25/21(b)	54,819	54,013
	4.500% 11/25/21(b)	53,372	53,460
	4.875% 01/25/17(b)	225,755	224,280
	Total Mortgage-Backed Securities (cost of $9,792,328)		9,641,677
Government Agencies & Obligations – 11.3%
FOREIGN GOVERNMENT OBLIGATIONS – 3.0%
Morocco Government AID Bond
	3.431% 05/01/23(b)	360,000	357,588

8

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS– (continued)
Province of Ontario
	6.000% 02/21/06	250,000	251,188
Province of Quebec
	6.500% 01/17/06	475,000	477,047
Republic of Italy
	2.500% 03/31/06	750,000	743,947
United Mexican States
	4.625% 10/08/08	275,000	271,700
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		2,101,470
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 8.3%
Federal Home Loan Bank
	3.000% 05/15/06	125,000	124,064
U.S. Treasury Notes
	3.375% 10/15/09	3,680,000	3,537,400
	3.875% 01/15/09	2,131,301	2,280,991
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		5,942,455
	Total Government Agencies & Obligations (cost of $8,165,969)		8,043,925
Commercial Mortgage-Backed Securities – 5.3%
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	786,539	794,153
Nationslink Funding Corp.
	6.888% 11/10/30	500,000	514,160
Nomura Asset Securities Corp.
	7.120% 04/13/39	530,000	534,325
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	1,875,949	1,925,549
	Total Commercial Mortgage-Backed Securities (cost of $3,885,048)		3,768,187
Short-Term Obligation – 6.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 11/15/28, market value of $4,636,000. (repurchase proceeds $4,543,486)	4,543,000	4,543,000

	Total Short-Term Obligation (cost of $4,543,000)		4,543,000

9

Total Investments – 102.4% (cost of $73,875,616)(d)(e)	73,060,251

Other Assets & Liabilities, Net – (2.4)%	(1,725,564)

Net Assets – 100.0%	71,334,687

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities, which are not illiquid, amounted to $2,932,400, which represents 4.1% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(c)	Security purchased on a delayed delivery basis.

(d)	Cost for federal income tax purposes is $74,238,744.

(e)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$120,205	$(1,298,698)	$(1,178,493)

At October 31, 2005, the Fund held the following open short futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Notes	30	$6,156,094	$6,208,125	Dec-2005	$(52,031)

On October 31, 2005, cash of $12,000 was pledged as collateral for open futures contracts and was being held by the broker of the futures contracts.

10

Acronym	Name

TBA	To Be Announced

11

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 15.2%
Diversified Consumer Services – 0.8%
	Career Education Corp. (a)	4,100	145,919
	Education Management Corp. (a)	5,500	169,620
	Diversified Consumer Services Total		315,539
Hotels, Restaurants & Leisure – 4.0%
	Applebee’s International, Inc.	7,390	161,915
	Brinker International, Inc.	6,170	235,200
	Cheesecake Factory, Inc. (a)	7,300	250,536
	Hilton Hotels Corp.	10,410	202,475
	P.F. Chang’s China Bistro, Inc. (a)	2,900	132,646
	Pinnacle Entertainment, Inc. (a)	8,500	161,075
	RARE Hospitality International, Inc. (a)	7,590	231,950
	Scientific Games Corp., Class A (a)	5,350	160,286
	Hotels, Restaurants & Leisure Total		1,536,083
Household Durables – 1.0%
	M.D.C. Holdings, Inc.	1,550	106,330
	Ryland Group, Inc.	1,120	75,376
	Tempur-Pedic International, Inc. (a)	18,380	203,283
	Household Durables Total		384,989
Internet & Catalog Retail – 0.6%
	NetFlix, Inc. (a)	8,300	219,203
	Internet & Catalog Retail Total		219,203
Leisure Equipment & Products – 0.9%
	Marvel Entertainment, Inc. (a)	6,880	121,088
	SCP Pool Corp.	6,110	219,777
	Leisure Equipment & Products Total		340,865
Media – 2.4%
	Getty Images, Inc. (a)	2,260	187,603
	Grupo Televisa SA, ADR (a)	3,920	286,552
	XM Satellite Radio Holdings, Inc., Class A (a)	15,100	435,333
	Media Total		909,488
Specialty Retail – 5.1%
	Abercrombie & Fitch Co., Class A	5,790	301,022
	Chico’s FAS, Inc. (a)	11,900	470,526
	Children’s Place Retail Stores, Inc. (a)	5,230	224,524
	GameStop Corp., Class A (a)	7,410	262,906
	PETCO Animal Supplies, Inc. (a)	7,280	138,393
	Urban Outfitters, Inc. (a)	20,436	578,952
	Specialty Retail Total		1,976,323

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	4,800	154,464
	Textiles, Apparel & Luxury Goods Total		154,464
	CONSUMER DISCRETIONARY TOTAL		5,836,954
CONSUMER STAPLES – 2.5%
Food Products – 0.5%
	Tyson Foods, Inc., Class A	12,200	217,160
	Food Products Total		217,160
Household Products – 0.7%
	Central Garden & Pet Co. (a)	6,030	258,506
	Household Products Total		258,506
Personal Products – 1.1%
	Elizabeth Arden, Inc. (a)	8,540	185,062
	USANA Health Sciences, Inc. (a)	5,290	232,866
	Personal Products Total		417,928
Tobacco – 0.2%
	UST, Inc.	1,890	78,227
	Tobacco Total		78,227
	CONSUMER STAPLES TOTAL		971,821
ENERGY – 8.1%
Energy Equipment & Services – 3.7%
	Atwood Oceanics, Inc. (a)	1,650	116,193
	FMC Technologies, Inc. (a)	3,890	141,829
	Grant Prideco, Inc. (a)	7,190	279,619
	Nabors Industries Ltd. (a)	4,090	280,697
	Patterson-UTI Energy, Inc.	5,710	194,882
	Tetra Technologies, Inc. (a)	8,185	228,935
	Veritas DGC, Inc. (a)	5,740	184,885
	Energy Equipment & Services Total		1,427,040
Oil, Gas & Consumable Fuels – 4.4%
	Arch Coal, Inc.	3,590	276,681
	CONSOL Energy, Inc.	3,840	233,856
	EOG Resources, Inc.	2,610	176,906
	Massey Energy Co.	6,270	251,239
	Southwestern Energy Co. (a)	4,740	343,840
	Teekay Shipping Corp.	4,960	195,622

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Tesoro Corp.	3,110	190,177
	Oil, Gas & Consumable Fuels Total		1,668,321
	ENERGY TOTAL		3,095,361
FINANCIALS – 7.1%
Capital Markets – 3.0%
	Affiliated Managers Group, Inc. (a)	8,190	628,582
	E*TRADE Financial Corp. (a)	12,220	226,681
	Lazard Ltd., Class A	11,070	286,160
	Capital Markets Total		1,141,423
Commercial Banks – 1.6%
	East West Bancorp, Inc.	8,560	327,762
	Signature Bank (a)	10,770	312,330
	Commercial Banks Total		640,092
Insurance – 2.5%
	Allmerica Financial Corp. (a)	9,670	368,427
	Ambac Financial Group, Inc.	2,600	184,314
	ProAssurance Corp. (a)	8,430	394,524
	Insurance Total		947,265
	FINANCIALS TOTAL		2,728,780
HEALTH CARE – 18.4%
Biotechnology – 3.1%
	Alexion Pharmaceuticals, Inc. (a)	4,230	115,860
	Amylin Pharmaceuticals, Inc. (a)	7,840	263,424
	Digene Corp. (a)	10,410	314,382
	Neurocrine Biosciences, Inc. (a)	5,330	281,530
	Protein Design Labs, Inc. (a)	7,090	198,662
	Biotechnology Total		1,173,858
Health Care Equipment & Supplies – 5.5%
	Biomet, Inc.	5,620	195,745
	Gen-Probe, Inc. (a)	6,750	275,670
	Haemonetics Corp. (a)	5,590	270,835
	Nektar Therapeutics (a)	15,250	229,665
	Possis Medical, Inc. (a)	14,280	169,361
	ResMed, Inc. (a)	11,238	428,505
	Thermo Electron Corp. (a)	8,040	242,728
	Varian Medical Systems, Inc. (a)	6,470	294,773
	Health Care Equipment & Supplies Total		2,107,282
Health Care Providers & Services – 6.4%
	Allscripts Healthcare Solutions, Inc. (a)	9,173	146,768

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Cerner Corp. (a)	2,450	206,903
	Community Health Systems, Inc. (a)	4,000	148,440
	DaVita, Inc. (a)	9,107	447,882
	HealthExtras, Inc. (a)	25,285	532,249
	ICON PLC, ADR (a)	4,428	178,139
	Laboratory Corp. of America Holdings (a)	4,820	232,565
	LHC Group, Inc. (a)	11,330	183,546
	Matria Healthcare, Inc. (a)	4,630	155,244
	United Surgical Partners International, Inc. (a)	6,225	223,166
	Health Care Providers & Services Total		2,454,902
Pharmaceuticals – 3.4%
	Endo Pharmaceuticals Holdings, Inc. (a)	5,894	158,666
	Medicis Pharmaceutical Corp., Class A	8,720	257,240
	NitroMed, Inc. (a)	7,736	125,865
	Salix Pharmaceuticals Ltd. (a)	32,370	580,718
	Shire Pharmaceuticals Group PLC, ADR	5,260	188,518
	Pharmaceuticals Total		1,311,007
	HEALTH CARE TOTAL		7,047,049
INDUSTRIALS – 16.6%
Aerospace & Defense – 2.9%
	Armor Holdings, Inc. (a)	4,730	211,478
	BE Aerospace, Inc. (a)	17,790	322,533
	Ceradyne, Inc. (a)	10,090	395,528
	Rockwell Collins, Inc.	4,100	187,862
	Aerospace & Defense Total		1,117,401
Air Freight & Logistics – 1.7%
	C.H. Robinson Worldwide, Inc.	9,600	338,496
	UTI Worldwide, Inc.	3,790	324,197
	Air Freight & Logistics Total		662,693
Commercial Services & Supplies – 5.2%
	ChoicePoint, Inc. (a)	4,576	193,382
	Global Cash Access, Inc. (a)	21,981	308,174
	Huron Consulting Group, Inc. (a)	18,580	493,299
	Resources Connection, Inc. (a)	11,770	336,033
	Robert Half International, Inc.	8,200	302,416

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	VistaPrint Ltd. (a)	19,868	336,365
	Commercial Services & Supplies Total		1,969,669
Construction & Engineering – 0.5%
	Jacobs Engineering Group, Inc. (a)	3,210	204,638
	Construction & Engineering Total		204,638
Electrical Equipment – 0.9%
	Rockwell Automation, Inc.	3,690	196,123
	Roper Industries, Inc.	3,990	150,423
	Electrical Equipment Total		346,546
Industrial Conglomerates – 0.3%
	Raven Industries, Inc.	3,130	98,407
	Industrial Conglomerates Total		98,407
Machinery – 4.5%
	ESCO Technologies, Inc. (a)	3,140	135,836
	Joy Global, Inc.	10,450	479,342
	Terex Corp. (a)	11,240	617,863
	Wabtec Corp.	18,710	508,912
	Machinery Total		1,741,953
Road & Rail – 0.6%
	Landstar System, Inc.	5,420	208,778
	Road & Rail Total		208,778
	INDUSTRIALS TOTAL		6,350,085
INFORMATION TECHNOLOGY – 23.5%
Communications Equipment – 4.7%
	Avocent Corp. (a)	4,460	136,744
	Comverse Technology, Inc. (a)	7,620	191,262
	F5 Networks, Inc. (a)	4,460	232,054
	Harris Corp.	4,910	201,801
	Ixia (a)	16,810	212,142
	Packeteer, Inc. (a)	16,590	130,895
	SiRF Technology Holdings, Inc. (a)	27,350	705,356
	Communications Equipment Total		1,810,254
Computers & Peripherals – 1.5%
	Electronics for Imaging, Inc. (a)	8,460	212,430
	M-Systems Flash Disk Pioneers Ltd. (a)	6,620	209,788
	Presstek, Inc. (a)	14,499	148,615
	Computers & Peripherals Total		570,833

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.2%
	Trimble Navigation Ltd. (a)	3,210	92,673
	Electronic Equipment & Instruments Total		92,673
Internet Software & Services – 0.6%
	Digital River, Inc. (a)	8,080	226,321
	Internet Software & Services Total		226,321
IT Services – 4.6%
	Alliance Data Systems Corp. (a)	9,900	352,044
	Anteon International Corp. (a)	6,360	287,472
	CACI International, Inc., Class A (a)	3,820	208,343
	Cognizant Technology Solutions Corp., Class A (a)	5,160	226,936
	Euronet Worldwide, Inc. (a)	16,760	470,956
	Global Payments, Inc.	5,180	221,963
	IT Services Total		1,767,714
Semiconductors & Semiconductor Equipment – 4.3%
	Broadcom Corp., Class A (a)	8,010	340,105
	Hittite Microwave Corp. (a)	15,110	349,041
	Intersil Corp., Class A	7,330	166,831
	Marvell Technology Group Ltd. (a)	6,520	302,593
	MEMC Electronic Materials, Inc. (a)	17,900	321,126
	Trident Microsystems, Inc. (a)	6,167	186,613
	Semiconductors & Semiconductor Equipment Total		1,666,309
Software – 7.6%
	Amdocs Ltd. (a)	7,190	190,319
	Autodesk, Inc. (a)	3,170	143,062
	Check Point Software Technologies Ltd. (a)	8,250	184,470
	Embarcadero Technologies, Inc. (a)	20,110	156,456
	Hyperion Solutions Corp. (a)	4,230	204,563
	Informatica Corp. (a)	25,130	299,047
	Macromedia, Inc. (a)	5,370	235,850
	Mercury Interactive Corp. (a)	5,390	187,518
	Micromuse, Inc. (a)	40,740	292,106
	NAVTEQ (a)	7,200	281,664
	Quest Software, Inc. (a)	19,520	271,523
	SERENA Software, Inc. (a)	14,660	320,908

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	TIBCO Software, Inc. (a)	17,290	131,231
	Software Total		2,898,717
	INFORMATION TECHNOLOGY TOTAL		9,032,821
MATERIALS – 3.3%
Chemicals – 2.0%
	OM Group, Inc. (a)	16,181	258,573
	Potash Corp. of Saskatchewan, Inc.	6,110	502,975
	Chemicals Total		761,548
Construction Materials – 0.4%
	Eagle Materials, Inc.	1,560	166,124
	Construction Materials Total		166,124
Metals & Mining – 0.9%
	Century Aluminum Co. (a)	9,010	163,802
	Freeport-McMoRan Copper & Gold, Inc., Class B	2,010	99,334
	Inco Ltd.	2,190	88,082
	Metals & Mining Total		351,218
	MATERIALS TOTAL		1,278,890
TELECOMMUNICATION SERVICES – 3.2%
Wireless Telecommunication Services – 3.2%
	American Tower Corp., Class A (a)	6,369	151,901
	Crown Castle International Corp. (a)	6,360	155,947
	Dobson Communications Corp., Class A (a)	28,580	208,348
	Millicom International Cellular SA (a)	16,910	321,797
	NII Holdings, Inc. (a)	2,440	202,325
	VimpelCom, ADR (a)	4,560	182,400
	Wireless Telecommunication Services Total		1,222,718
	TELECOMMUNICATION SERVICES TOTAL		1,222,718
	Total Common Stocks (cost of $32,658,036)		37,564,479

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 02/15/15, market value of $410,400 (repurchase proceeds $396,042)	396,000	396,000

	Total Short-Term Obligation (cost of $396,000)		396,000

7

Total Investments – 98.9% (cost of $33,054,036)(b)(c)	37,960,479

Other Assets & Liabilities, Net – 1.1%	423,408

Net Assets – 100.0%	38,383,887

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $33,054,036.

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,099,978	$(1,193,535)	$4,906,443

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Small Cap Fund

		Shares	Value ($)*
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 12.7%
Diversified Consumer Services – 0.9%
	Education Management Corp. (a)	8,642	266,519
	Diversified Consumer Services Total		266,519
Hotels, Restaurants & Leisure – 6.0%
	Applebee’s International, Inc.	8,310	182,072
	Cheesecake Factory, Inc. (a)	5,320	182,582
	Cosi, Inc. (a)	17,270	151,113
	P.F. Chang’s China Bistro, Inc. (a)	3,930	179,758
	Pinnacle Entertainment, Inc. (a)	9,250	175,287
	RARE Hospitality International, Inc. (a)	11,310	345,634
	Scientific Games Corp., Class A (a)	14,110	422,736
	Shuffle Master, Inc. (a)	4,470	113,359
	Hotels, Restaurants & Leisure Total		1,752,541
Household Durables – 0.5%
	Tempur-Pedic International, Inc. (a)	13,520	149,531
	Household Durables Total		149,531
Internet & Catalog Retail – 1.8%
	Blue Nile, Inc. (a)	2,650	95,056
	NetFlix, Inc. (a)	6,130	161,893
	VistaPrint Ltd. (a)	15,375	260,299
	Internet & Catalog Retail Total		517,248
Leisure Equipment & Products – 1.1%
	Marvel Entertainment, Inc. (a)	8,770	154,352
	SCP Pool Corp.	4,880	175,534
	Leisure Equipment & Products Total		329,886
Media – 0.7%
	Getty Images, Inc. (a)	1,390	115,384
	Radio One, Inc., Class D (a)	8,850	104,430
	Media Total		219,814
Specialty Retail – 1.7%
	Children’s Place Retail Stores, Inc. (a)	5,330	228,817
	GameStop Corp., Class A (a)	5,520	195,850
	PETCO Animal Supplies, Inc. (a)	4,140	78,701
	Specialty Retail Total		503,368
	CONSUMER DISCRETIONARY TOTAL		3,738,907
CONSUMER STAPLES – 1.9%
Household Products – 0.6%
	Central Garden & Pet Co. (a)	4,280	183,484
	Household Products Total		183,484

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 1.3%
	Elizabeth Arden, Inc. (a)	7,320	158,624
	USANA Health Sciences, Inc. (a)	5,210	229,344
	Personal Products Total		387,968
	CONSUMER STAPLES TOTAL		571,452
ENERGY – 8.4%
Energy Equipment & Services – 5.3%
	Atwood Oceanics, Inc. (a)	4,210	296,468
	CAL Dive International, Inc. (a)	3,147	193,666
	Core Laboratories NV (a)	6,790	218,706
	FMC Technologies, Inc. (a)	5,770	210,374
	Grey Wolf, Inc. (a)	35,530	272,871
	Hanover Compressor Co. (a)	4,182	53,781
	Tetra Technologies, Inc. (a)	5,300	148,241
	Veritas DGC, Inc. (a)	5,210	167,814
	Energy Equipment & Services Total		1,561,921
Oil, Gas & Consumable Fuels – 3.1%
	Arch Coal, Inc.	1,993	153,600
	Carrizo Oil & Gas, Inc. (a)	5,695	147,728
	Cheniere Energy, Inc. (a)	2,880	107,222
	Foundation Coal Holdings, Inc.	3,980	149,250
	Holly Corp.	2,510	144,576
	KFx, Inc. (a)	3,480	50,704
	Southwestern Energy Co. (a)	2,320	168,293
	Oil, Gas & Consumable Fuels Total		921,373
	ENERGY TOTAL		2,483,294
FINANCIALS – 5.5%
Capital Markets – 1.8%
	Affiliated Managers Group, Inc. (a)	7,010	538,017
	Capital Markets Total		538,017
Commercial Banks – 1.4%
	Signature Bank (a)	6,740	195,460
	UCBH Holdings, Inc.	12,130	211,062
	Commercial Banks Total		406,522
Insurance – 1.6%
	Allmerica Financial Corp. (a)	3,560	135,636
	ProAssurance Corp. (a)	7,080	331,344
	Insurance Total		466,980

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.7%
	Sterling Financial Corp.	7,840	196,314
	Thrifts & Mortgage Finance Total		196,314
	FINANCIALS TOTAL		1,607,833
HEALTH CARE – 21.0%
Biotechnology – 5.0%
	Alexion Pharmaceuticals, Inc. (a)	4,310	118,051
	Alkermes, Inc. (a)	7,000	114,030
	Amylin Pharmaceuticals, Inc. (a)	4,510	151,536
	CV Therapeutics, Inc. (a)	4,560	114,274
	Digene Corp. (a)	10,060	303,812
	Nabi Biopharmaceuticals (a)	9,870	126,829
	Neurocrine Biosciences, Inc. (a)	2,980	157,404
	Rigel Pharmaceuticals, Inc. (a)	8,750	196,437
	United Therapeutics Corp. (a)	2,570	189,820
	Biotechnology Total		1,472,193
Health Care Equipment & Supplies – 5.0%
	ArthroCare Corp. (a)	6,280	230,665
	Haemonetics Corp. (a)	3,756	181,978
	Iris International, Inc. (a)	5,043	118,258
	Kyphon, Inc. (a)	5,792	232,201
	Nektar Therapeutics (a)	9,350	140,811
	Possis Medical, Inc. (a)	15,630	185,372
	ResMed, Inc. (a)	9,972	380,232
	Health Care Equipment & Supplies Total		1,469,517
Health Care Providers & Services – 7.8%
	Allscripts Healthcare Solutions, Inc. (a)	6,362	101,792
	AmSurg Corp. (a)	4,990	118,513
	Cerner Corp. (a)	2,430	205,213
	DaVita, Inc. (a)	3,989	196,179
	HealthExtras, Inc. (a)	18,845	396,687
	ICON PLC, ADR (a)	8,664	348,553
	IDX Systems Corp. (a)	6,408	278,043
	LHC Group, Inc. (a)	8,770	142,074
	Matria Healthcare, Inc. (a)	5,120	171,674
	United Surgical Partners International, Inc. (a)	9,665	346,490
	Health Care Providers & Services Total		2,305,218
Pharmaceuticals – 3.2%
	Medicis Pharmaceutical Corp., Class A	4,310	127,145
	MGI Pharma, Inc. (a)	5,130	96,239
	NitroMed, Inc. (a)	8,274	134,618

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Salix Pharmaceuticals Ltd. (a)	31,655	567,891
	Pharmaceuticals Total		925,893
	HEALTH CARE TOTAL		6,172,821
INDUSTRIALS – 19.6%
Aerospace & Defense – 3.6%
	Armor Holdings, Inc. (a)	3,630	162,297
	BE Aerospace, Inc. (a)	21,460	389,070
	Ceradyne, Inc. (a)	7,600	297,920
	Engineered Support Systems, Inc.	5,208	210,664
	Aerospace & Defense Total		1,059,951
Air Freight & Logistics – 0.5%
	UTI Worldwide, Inc.	1,850	158,249
	Air Freight & Logistics Total		158,249
Building Products – 0.4%
	ElkCorp.	3,430	108,491
	Building Products Total		108,491
Commercial Services & Supplies – 6.3%
	Corporate Executive Board Co.	5,843	482,866
	Global Cash Access, Inc. (a)	16,647	233,391
	Huron Consulting Group, Inc. (a)	9,770	259,393
	Kenexa Corp. (a)	14,467	242,033
	LECG Corp. (a)	13,340	294,681
	Resources Connection, Inc. (a)	12,010	342,885
	Commercial Services & Supplies Total		1,855,249
Construction & Engineering – 1.6%
	Perini Corp. (a)	4,620	94,155
	URS Corp. (a)	8,960	362,253
	Construction & Engineering Total		456,408
Electrical Equipment – 0.8%
	General Cable Corp. (a)	7,250	117,813
	Roper Industries, Inc.	3,400	128,180
	Electrical Equipment Total		245,993
Industrial Conglomerates – 0.3%
	Raven Industries, Inc.	2,360	74,198
	Industrial Conglomerates Total		74,198
Machinery – 5.3%
	ESCO Technologies, Inc. (a)	2,322	100,450

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Joy Global, Inc.	8,320	381,638
	RBC Bearings, Inc. (a)	6,024	94,095
	Terex Corp. (a)	7,880	433,164
	Wabtec Corp.	20,220	549,984
	Machinery Total		1,559,331
Road & Rail – 0.8%
	Landstar System, Inc.	6,300	242,676
	Road & Rail Total		242,676
	INDUSTRIALS TOTAL		5,760,546
INFORMATION TECHNOLOGY – 24.4%
Communications Equipment – 2.5%
	F5 Networks, Inc. (a)	4,980	259,109
	Ixia (a)	22,670	286,096
	Packeteer, Inc. (a)	24,555	193,739
	Communications Equipment Total		738,944
Computers & Peripherals – 1.5%
	Electronics for Imaging, Inc. (a)	6,160	154,677
	M-Systems Flash Disk Pioneers Ltd. (a)	5,390	170,809
	Presstek, Inc. (a)	10,915	111,879
	Computers & Peripherals Total		437,365
Internet Software & Services – 1.5%
	Digital River, Inc. (a)	6,300	176,463
	Equinix, Inc. (a)	6,800	250,852
	Internet Software & Services Total		427,315
IT Services – 5.0%
	Anteon International Corp. (a)	7,969	360,199
	CACI International, Inc., Class A (a)	4,769	260,101
	Cognizant Technology Solutions Corp., Class A (a)	3,140	138,097
	Euronet Worldwide, Inc. (a)	12,570	353,217
	Global Payments, Inc.	8,468	362,854
	IT Services Total		1,474,468
Semiconductors & Semiconductor Equipment – 7.2%
	ATMI, Inc. (a)	10,340	282,385
	Cambridge Display Technology, Inc. (a)	9,069	52,238
	Cypress Semiconductor Corp. (a)	8,630	117,368
	FEI Co. (a)	7,280	137,592
	FormFactor, Inc. (a)	10,900	268,358

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Hittite Microwave Corp. (a)	12,340	285,054
	Microsemi Corp. (a)	11,890	275,491
	SiRF Technology Holdings, Inc. (a)	19,540	503,937
	Trident Microsystems, Inc. (a)	6,751	204,285
	Semiconductors & Semiconductor Equipment Total		2,126,708
Software – 6.7%
	Embarcadero Technologies, Inc. (a)	38,350	298,363
	Epicor Software Corp. (a)	18,820	231,110
	Hyperion Solutions Corp. (a)	2,930	141,695
	Informatica Corp. (a)	15,280	181,832
	Micromuse, Inc. (a)	24,620	176,525
	MICROS Systems, Inc. (a)	2,649	121,642
	Parametric Technology Corp. (a)	34,480	224,465
	Quest Software, Inc. (a)	12,310	171,232
	SERENA Software, Inc. (a)	7,180	157,170
	TIBCO Software, Inc. (a)	7,050	53,510
	Wind River Systems, Inc. (a)	15,620	204,622
	Software Total		1,962,166
	INFORMATION TECHNOLOGY TOTAL		7,166,966
MATERIALS – 2.2%
Chemicals – 0.7%
	OM Group, Inc. (a)	13,462	215,123
	Chemicals Total		215,123
Construction Materials – 0.6%
	Eagle Materials, Inc.	1,500	159,735
	Construction Materials Total		159,735
Metals & Mining – 0.9%
	Allegheny Technologies, Inc.	5,160	148,144
	Century Aluminum Co. (a)	6,680	121,442
	Metals & Mining Total		269,586
	MATERIALS TOTAL		644,444
TELECOMMUNICATION SERVICES – 1.8%
Wireless Telecommunication Services – 1.8%
	Dobson Communications Corp., Class A (a)	19,230	140,186
	Millicom International Cellular SA (a)	11,530	219,416

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	12,540	185,216
	Wireless Telecommunication Services Total		544,818
	TELECOMMUNICATION SERVICES TOTAL		544,818
	Total Common Stocks (cost of $23,330,430)		28,691,081

		Par ($)
Short-Term Obligation – 2.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 02/15/15, market value of $874,000 (repurchase proceeds $853,091)	853,000	853,000

	Total Short-Term Obligation (cost of $853,000)		853,000

	Total Investments – 100.4% (cost of $24,183,430)(b)(c)		29,544,081

	Other Assets & Liabilities, Net – (0.4)%		(125,387)

	Net Assets – 100.0%		29,418,694

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $24,183,430.

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,213,529	$(852,878)	$5,360,651

7

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 12.0%
Diversified Consumer Services – 0.9%
	Education Management Corp. (a)	10,920	336,773
	Diversified Consumer Services Total		336,773
Hotels, Restaurants & Leisure – 5.8%
	Applebee’s International, Inc.	10,650	233,341
	Cheesecake Factory, Inc. (a)	6,780	232,690
	Cosi, Inc. (a)	22,040	192,850
	P.F. Chang’s China Bistro, Inc. (a)	4,950	226,413
	Pinnacle Entertainment, Inc. (a)	11,850	224,558
	RARE Hospitality International, Inc. (a)	13,570	414,699
	Scientific Games Corp., Class A (a)	17,320	518,907
	Shuffle Master, Inc. (a)	5,720	145,059
	Hotels, Restaurants & Leisure Total		2,188,517
Internet & Catalog Retail – 1.8%
	Blue Nile, Inc. (a)	3,380	121,241
	NetFlix, Inc. (a)	8,020	211,808
	VistaPrint Ltd. (a)	19,441	329,136
	Internet & Catalog Retail Total		662,185
Leisure Equipment & Products – 1.1%
	Marvel Entertainment, Inc. (a)	10,760	189,376
	SCP Pool Corp.	6,270	225,532
	Leisure Equipment & Products Total		414,908
Media – 0.7%
	Getty Images, Inc. (a)	1,790	148,588
	Radio One, Inc., Class D (a)	11,200	132,160
	Media Total		280,748
Specialty Retail – 1.7%
	Children’s Place Retail Stores, Inc. (a)	6,960	298,793
	GameStop Corp., Class A (a)	7,073	250,950
	PETCO Animal Supplies, Inc. (a)	5,230	99,422
	Specialty Retail Total		649,165
	CONSUMER DISCRETIONARY TOTAL		4,532,296
CONSUMER STAPLES – 2.0%
Household Products – 0.6%
	Central Garden & Pet Co. (a)	5,450	233,641
	Household Products Total		233,641
Personal Products – 1.4%
	Elizabeth Arden, Inc. (a)	9,500	205,865

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
	USANA Health Sciences, Inc. (a)	6,800	299,336
	Personal Products Total		505,201
	CONSUMER STAPLES TOTAL		738,842
ENERGY – 8.3%
Energy Equipment & Services – 5.2%
	Atwood Oceanics, Inc. (a)	5,490	386,606
	CAL Dive International, Inc. (a)	4,120	253,545
	Core Laboratories NV (a)	8,690	279,905
	FMC Technologies, Inc. (a)	7,630	278,190
	Grey Wolf, Inc. (a)	44,840	344,371
	Tetra Technologies, Inc. (a)	6,930	193,832
	Veritas DGC, Inc. (a)	6,670	214,840
	Energy Equipment & Services Total		1,951,289
Oil, Gas & Consumable Fuels – 3.1%
	Arch Coal, Inc.	2,550	196,529
	Carrizo Oil & Gas, Inc. (a)	7,205	186,898
	Cheniere Energy, Inc. (a)	3,660	136,262
	Foundation Coal Holdings, Inc.	5,200	195,000
	Holly Corp.	3,170	182,592
	KFx, Inc. (a)	4,400	64,108
	Southwestern Energy Co. (a)	2,960	214,718
	Oil, Gas & Consumable Fuels Total		1,176,107
	ENERGY TOTAL		3,127,396
FINANCIALS – 6.0%
Capital Markets – 1.8%
	Affiliated Managers Group, Inc. (a)	8,770	673,097
	Capital Markets Total		673,097
Commercial Banks – 1.4%
	Signature Bank (a)	8,800	255,200
	UCBH Holdings, Inc.	15,410	268,134
	Commercial Banks Total		523,334
Consumer Finance – 0.6%
	First Cash Financial Services, Inc. (a)	8,930	234,234
	Consumer Finance Total		234,234
Insurance – 1.6%
	Allmerica Financial Corp. (a)	4,510	171,831
	ProAssurance Corp. (a)	9,010	421,668
	Insurance Total		593,499

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.6%
	Sterling Financial Corp.	9,840	246,394
	Thrifts & Mortgage Finance Total		246,394
	FINANCIALS TOTAL		2,270,558
HEALTH CARE – 21.5%
Biotechnology – 4.9%
	Alexion Pharmaceuticals, Inc. (a)	5,410	148,180
	Alkermes, Inc. (a)	8,840	144,004
	Amylin Pharmaceuticals, Inc. (a)	5,680	190,848
	CV Therapeutics, Inc. (a)	5,950	149,107
	Digene Corp. (a)	12,840	387,768
	Nabi Biopharmaceuticals (a)	12,650	162,553
	Neurocrine Biosciences, Inc. (a)	3,770	199,131
	Rigel Pharmaceuticals, Inc. (a)	10,970	246,276
	Biotechnology Total		1,869,389
	United Therapeutics Corp. (a)	3,270	241,522
Health Care Equipment & Supplies – 4.9%
	ArthroCare Corp. (a)	8,000	293,840
	Haemonetics Corp. (a)	4,810	233,045
	Iris International, Inc. (a)	6,418	150,502
	Kyphon, Inc. (a)	7,380	295,864
	Nektar Therapeutics (a)	12,460	187,648
	Possis Medical, Inc. (a)	18,080	214,429
	ResMed, Inc. (a)	12,480	475,862
	Health Care Equipment & Supplies Total		1,851,190
Health Care Providers & Services – 7.8%
	Allscripts Healthcare Solutions, Inc. (a)	8,320	133,120
	AmSurg Corp. (a)	6,330	150,338
	Cerner Corp. (a)	3,110	262,640
	DaVita, Inc. (a)	5,130	252,293
	HealthExtras, Inc. (a)	24,130	507,936
	ICON PLC, ADR (a)	10,803	434,605
	IDX Systems Corp. (a)	8,150	353,628
	LHC Group, Inc. (a)	11,268	182,542
	Matria Healthcare, Inc. (a)	6,670	223,645
	United Surgical Partners International, Inc. (a)	12,030	431,275
	Health Care Providers & Services Total		2,932,022
Pharmaceuticals – 3.9%
	Adams Respiratory Therapeutics, Inc. (a)	7,045	263,483
	Medicis Pharmaceutical Corp., Class A	5,470	161,365

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	MGI Pharma, Inc. (a)	6,540	122,690
	NitroMed, Inc. (a)	10,424	169,599
	Salix Pharmaceuticals Ltd. (a)	41,380	742,357
	Pharmaceuticals Total		1,459,494
	HEALTH CARE TOTAL		8,112,095
INDUSTRIALS – 19.4%
Aerospace & Defense – 3.6%
	Armor Holdings, Inc. (a)	4,690	209,690
	BE Aerospace, Inc. (a)	27,030	490,054
	Ceradyne, Inc. (a)	9,572	375,222
	Engineered Support Systems, Inc.	6,540	264,543
	Aerospace & Defense Total		1,339,509
Air Freight & Logistics – 0.5%
	UTI Worldwide, Inc.	2,420	207,007
	Air Freight & Logistics Total		207,007
Building Products – 0.4%
	ElkCorp.	4,360	137,907
	Building Products Total		137,907
Commercial Services & Supplies – 6.3%
	Corporate Executive Board Co.	7,460	616,494
	Global Cash Access, Inc. (a)	21,027	294,799
	Huron Consulting Group, Inc. (a)	12,245	325,105
	Kenexa Corp. (a)	18,670	312,349
	LECG Corp. (a)	17,080	377,297
	Resources Connection, Inc. (a)	15,340	437,957
	Commercial Services & Supplies Total		2,364,001
Construction & Engineering – 1.5%
	Perini Corp. (a)	5,870	119,630
	URS Corp. (a)	11,360	459,285
	Construction & Engineering Total		578,915
Electrical Equipment(a) – 0.8%
	General Cable Corp. (a)	9,210	149,663
	Roper Industries, Inc.	4,500	169,650
	Electrical Equipment Total		319,313
Industrial Conglomerates – 0.3%
	Raven Industries, Inc.	3,010	94,634
	Industrial Conglomerates Total		94,634

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 5.2%
	ESCO Technologies, Inc. (a)	2,951	127,660
	Joy Global, Inc.	10,470	480,259
	RBC Bearings, Inc. (a)	7,843	122,508
	Terex Corp. (a)	9,780	537,606
	Wabtec Corp.	25,420	691,424
	Machinery Total		1,959,457
Road & Rail – 0.8%
	Landstar System, Inc.	8,100	312,012
	Road & Rail Total		312,012
	INDUSTRIALS TOTAL		7,312,755
INFORMATION TECHNOLOGY – 23.9%
Communications Equipment(a) – 2.5%
	F5 Networks, Inc. (a)	6,390	332,472
	Ixia (a)	29,030	366,358
	Packeteer, Inc. (a)	31,594	249,277
	Communications Equipment Total		948,107
Computers & Peripherals – 1.5%
	Electronics for Imaging, Inc. (a)	7,790	195,607
	M-Systems Flash Disk Pioneers Ltd. (a)	6,810	215,809
	Presstek, Inc. (a)	13,750	140,937
	Computers & Peripherals Total		552,353
Internet Software & Services – 1.4%
	Digital River, Inc. (a)	7,930	222,120
	Equinix, Inc. (a)	8,280	305,449
	Internet Software & Services Total		527,569
IT Services – 4.9%
	Anteon International Corp. (a)	9,850	445,220
	CACI International, Inc., Class A (a)	5,880	320,695
	Cognizant Technology Solutions Corp., Class A (a)	4,000	175,920
	Euronet Worldwide, Inc. (a)	16,236	456,232
	Global Payments, Inc.	10,680	457,638
	IT Services Total		1,855,705
Semiconductors & Semiconductor Equipment – 7.0%
	ATMI, Inc. (a)	13,520	369,231
	Cypress Semiconductor Corp. (a)	11,050	150,280
	FEI Co. (a)	9,270	175,203
	FormFactor, Inc. (a)	13,975	344,065
	Hittite Microwave Corp. (a)	15,960	368,676

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Microsemi Corp. (a)	15,170	351,489
	SiRF Technology Holdings, Inc. (a)	24,170	623,344
	Trident Microsystems, Inc. (a)	8,520	257,815
	Semiconductors & Semiconductor Equipment Total		2,640,103
Software – 6.6%
	Embarcadero Technologies, Inc. (a)	46,519	361,918
	Epicor Software Corp. (a)	23,270	285,756
	Hyperion Solutions Corp. (a)	3,830	185,219
	Informatica Corp. (a)	19,540	232,526
	Micromuse, Inc. (a)	31,990	229,368
	MICROS Systems, Inc. (a)	3,410	156,587
	Parametric Technology Corp. (a)	41,740	271,727
	Quest Software, Inc. (a)	15,760	219,222
	SERENA Software, Inc. (a)	9,080	198,761
	TIBCO Software, Inc. (a)	9,090	68,993
	Wind River Systems, Inc. (a)	19,960	261,476
	Software Total		2,471,553
	INFORMATION TECHNOLOGY TOTAL		8,995,390
MATERIALS – 2.2%
Chemicals – 0.7%
	OM Group, Inc. (a)	16,689	266,690
	Chemicals Total		266,690
Construction Materials – 0.6%
	Eagle Materials, Inc.	1,900	202,331
	Construction Materials Total		202,331
Metals & Mining – 0.9%
	Allegheny Technologies, Inc.	6,550	188,051
	Century Aluminum Co. (a)	8,500	154,530
	Metals & Mining Total		342,581
	MATERIALS TOTAL		811,602
TELECOMMUNICATION SERVICES – 1.8%
Wireless Telecommunication Services – 1.8%
	Dobson Communications Corp., Class A (a)	24,550	178,969
	Millicom International Cellular SA (a)	14,700	279,741

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	15,870	234,400
	Wireless Telecommunication Services Total		693,110
	TELECOMMUNICATION SERVICES TOTAL		693,110

	Total Common Stocks (cost of $35,373,648)		36,594,044

		Par ($)
Short-Term Obligations – 3.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 11/15/28, market value of $1,251,787 (repurchase proceeds $1,222,131)	1,222,000	1,222,000

	Total Short-Term Obligations (cost of $1,222,000)		1,222,000

	Total Investments – 100.4% (cost of $36,595,648)(b)(c)		37,816,044

	Other Assets & Liabilities, Net – (0.4)%		(144,716)

	Net Assets – 100.0%		37,671,328

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $36,595,648.

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,627,080	$(1,406,684)	$1,220,396

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 12.1%
Auto Components – 1.2%
	BorgWarner, Inc.	3,800	220,362
	Modine Manufacturing Co.	5,840	193,070
	Auto Components Total		413,432
Distributors – 0.6%
	Building Material Holding Corp.	2,530	215,075
	Distributors Total		215,075
Hotels, Restaurants & Leisure – 3.2%
	Bob Evans Farms, Inc.	3,561	79,802
	Dave & Buster’s, Inc. (a)	7,600	103,208
	Landry’s Restaurants, Inc.	6,300	173,250
	Lone Star Steakhouse & Saloon, Inc.	8,400	216,804
	Marcus Corp.	3,950	86,742
	Scientific Games Corp., Class A (a)	11,400	341,544
	Vail Resorts, Inc. (a)	3,800	127,300
	Hotels, Restaurants & Leisure Total		1,128,650
Household Durables – 1.6%
	American Greetings Corp., Class A	13,700	345,925
	CSS Industries, Inc.	3,900	133,107
	Kimball International, Inc., Class B	8,400	92,736
	Household Durables Total		571,768
Media – 1.6%
	4Kids Entertainment, Inc. (a)	7,500	127,950
	Journal Communications, Inc., Class A	6,860	97,069
	Media General, Inc., Class A	2,200	116,050
	Reader’s Digest Association, Inc.	5,200	79,664
	Scholastic Corp. (a)	4,600	149,730
	Media Total		570,463
Specialty Retail – 2.1%
	GameStop Corp., Class A (a)	9,100	322,868
	Monro Muffler, Inc.	6,420	192,279
	Movie Gallery, Inc.	5,700	39,672
	Pier 1 Imports, Inc.	6,200	63,984
	Zale Corp. (a)	4,300	120,529
	Specialty Retail Total		739,332
Textiles, Apparel & Luxury Goods – 1.8%
	Delta Apparel, Inc.	4,700	69,231
	Hampshire Group Ltd. (a)	8,800	205,674
	Hartmarx Corp. (a)	10,260	71,615

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Stride Rite Corp.	7,800	101,556
	Wolverine World Wide, Inc.	9,200	192,740
	Textiles, Apparel & Luxury Goods Total		640,816
	CONSUMER DISCRETIONARY TOTAL		4,279,536
CONSUMER STAPLES – 3.0%
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	3,400	96,832
	Weis Markets, Inc.	7,570	288,796
	Food & Staples Retailing Total		385,628
Food Products – 1.9%
	Flowers Foods, Inc.	9,639	282,423
	J & J Snack Foods Corp.	2,095	118,179
	Lancaster Colony Corp.	2,240	89,801
	Lance, Inc.	6,100	106,933
	Maui Land & Pineapple Co., Inc. (a)	2,650	72,292
	Food Products Total		669,628
	CONSUMER STAPLES TOTAL		1,055,256
ENERGY – 7.4%
Energy Equipment & Services – 2.7%
	Dresser-Rand Group, Inc. (a)	1,525	33,093
	Grey Wolf, Inc. (a)	20,670	158,746
	Lufkin Industries, Inc.	10,100	469,650
	Maverick Tube Corp. (a)	3,000	92,880
	Superior Well Services, Inc. (a)	1,800	42,066
	Trico Marine Services, Inc. (a)	5,923	150,977
	Energy Equipment & Services Total		947,412
Oil, Gas & Consumable Fuels – 4.7%
	Alpha Natural Resources, Inc. (a)	5,630	133,712
	Bill Barrett Corp. (a)	1,913	60,891
	Bois d’Arc Energy, Inc. (a)	5,528	79,935
	Cimarex Energy Co. (a)	5,088	199,755
	Comstock Resources, Inc. (a)	2,420	72,866
	Energy Partners Ltd. (a)	5,610	142,326
	Harvest Natural Resources, Inc. (a)	10,900	105,512
	InterOil Corp. (a)	3,200	61,536
	Peabody Energy Corp.	3,290	257,146
	Range Resources Corp.	7,700	274,813

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Western Gas Resources, Inc.	6,400	277,120
	Oil, Gas & Consumable Fuels Total		1,665,612
	ENERGY TOTAL		2,613,024
FINANCIALS – 25.7%
Capital Markets – 0.3%
	Piper Jaffray Companies, Inc. (a)	3,640	125,034
	Capital Markets Total		125,034
Commercial Banks – 11.5%
	BancFirst Corp.	1,410	117,143
	BancorpSouth, Inc.	7,600	168,492
	BancTrust Financial Group, Inc.	5,522	101,715
	Bank of Granite Corp.	5,600	114,856
	Bryn Mawr Bank Corp.	6,576	138,372
	Capitol Bancorp Ltd.	6,156	213,490
	Chemical Financial Corp.	6,225	200,383
	Chittenden Corp.	7,950	228,721
	Citizens Banking Corp.	3,290	95,904
	City Holding Co.	3,140	115,050
	Columbia Banking System, Inc.	4,950	143,104
	Community Trust Bancorp, Inc.	4,876	168,173
	Corus Bankshares, Inc.	3,700	203,130
	First Citizens BancShares, Inc., Class A	900	150,300
	First Financial Bankshares, Inc.	4,196	151,056
	First Financial Corp.	4,600	126,500
	Greater Bay Bancorp	5,790	145,271
	Hancock Holding Co.	3,273	116,748
	Merchants Bancshares, Inc.	4,500	113,400
	Mid-State Bancshares	8,000	217,040
	Northrim BanCorp, Inc.	4,200	103,740
	Sterling Bancshares, Inc.	13,400	198,186
	TriCo Bancshares	8,387	189,295
	TrustCo Bank Corp., NY	10,290	132,741
	UMB Financial Corp.	3,600	241,128
	Whitney Holding Corp.	7,580	204,660
	Commercial Banks Total		4,098,598
Consumer Finance – 1.0%
	Advance America Cash Advance Centers, Inc.	9,900	120,285

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	Cash America International, Inc.	10,400	227,344
	Consumer Finance Total		347,629
Insurance – 6.3%
	AmerUs Group Co.	3,100	183,272
	Argonaut Group, Inc. (a)	5,390	157,172
	Baldwin & Lyons, Inc., Class B	4,700	120,743
	CNA Surety Corp. (a)	10,320	144,893
	Commerce Group, Inc.	1,600	90,912
	Delphi Financial Group, Inc., Class A	5,100	238,884
	Harleysville Group, Inc.	6,900	167,670
	Horace Mann Educators Corp.	6,700	130,047
	Navigators Group, Inc. (a)	7,194	279,127
	Phoenix Companies, Inc.	14,200	183,890
	ProCentury Corp.	11,900	120,904
	Quanta Capital Holdings Ltd. (a)	14,630	63,055
	RLI Corp.	3,722	200,058
	United America Indemnity Ltd., Class A (a)	7,800	149,994
	Insurance Total		2,230,621
Real Estate – 6.6%
	Alexandria Real Estate Equities, Inc., REIT	2,130	172,210
	Bedford Property Investors, Inc., REIT	4,822	108,254
	BioMed Realty Trust, Inc., REIT	4,750	118,797
	Brandywine Realty Trust, REIT	5,530	151,522
	Cousins Properties, Inc., REIT	4,490	132,635
	EastGroup Properties, Inc., REIT	5,200	227,240
	Equity One, Inc., REIT	6,700	157,115
	Franklin Street Properties Corp., Class A, REIT	5,856	98,674
	Getty Realty Corp., REIT	5,400	147,150
	Mid-America Apartment Communities, Inc., REIT	5,700	265,905
	Nationwide Health Properties, Inc., REIT	4,450	103,196
	PS Business Parks, Inc., REIT	5,900	274,586
	Tanger Factory Outlet Centers, Inc., REIT	6,200	166,718
	Universal Health Realty Income Trust, REIT	3,000	97,650

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Urstadt Biddle Properties, Inc., Class A, REIT	6,600	109,428
	Real Estate Total		2,331,080
	FINANCIALS TOTAL		9,132,962
HEALTH CARE – 9.4%
Health Care Equipment & Supplies – 4.0%
	Analogic Corp.	2,250	105,300
	Bio-Rad Laboratories, Inc., Class A (a)	2,700	158,004
	Greatbatch, Inc. (a)	4,210	109,713
	Haemonetics Corp. (a)	4,650	225,292
	Invacare Corp.	4,303	145,398
	STERIS Corp.	7,750	176,778
	Sybron Dental Specialties, Inc. (a)	5,460	234,234
	Varian, Inc. (a)	2,210	81,262
	Viasys Healthcare, Inc. (a)	3,700	88,393
	Vital Signs, Inc.	1,800	84,564
	Health Care Equipment & Supplies Total		1,408,938
Health Care Providers & Services – 5.4%
	Cross Country Healthcare, Inc. (a)	9,850	178,974
	Genesis HealthCare Corp. (a)	5,000	202,900
	Gentiva Health Services, Inc. (a)	10,380	152,482
	Hooper Holmes, Inc.	16,800	48,552
	Kindred Healthcare, Inc. (a)	9,100	254,800
	Owens & Minor, Inc.	4,600	135,470
	PAREXEL International Corp. (a)	8,300	181,604
	Pediatrix Medical Group, Inc. (a)	4,200	323,652
	Res-Care, Inc. (a)	9,080	146,551
	Symbion, Inc. (a)	5,800	131,254
	United Surgical Partners International, Inc. (a)	4,550	163,118
	Health Care Providers & Services Total		1,919,357
	HEALTH CARE TOTAL		3,328,295
INDUSTRIALS – 15.7%
Aerospace & Defense – 2.6%
	AAR Corp. (a)	9,435	150,300
	Esterline Technologies Corp. (a)	6,500	244,725
	Kaman Corp., Class A	3,950	92,548
	Moog, Inc., Class A (a)	2,240	66,416
	Precision Castparts Corp.	7,800	369,408
	Aerospace & Defense Total		923,397

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 0.3%
	Ryder System, Inc.	3,000	119,010
	Air Freight & Logistics Total		119,010
Airlines – 0.7%
	MAIR Holdings, Inc. (a)	4,981	28,790
	Skywest, Inc.	7,100	208,101
	Airlines Total		236,891
Building Products – 0.7%
	NCI Building Systems, Inc. (a)	5,950	244,724
	Building Products Total		244,724
Commercial Services & Supplies – 3.9%
	ABM Industries, Inc.	7,100	140,438
	Casella Waste Systems, Inc., Class A (a)	14,800	188,256
	CBIZ, Inc. (a)	8,942	51,417
	Consolidated Graphics, Inc. (a)	6,600	257,334
	Healthcare Services Group, Inc.	8,289	154,507
	Korn/Ferry International (a)	4,118	70,912
	NCO Group, Inc. (a)	6,200	111,414
	Sourcecorp, Inc. (a)	4,500	102,375
	TeleTech Holdings, Inc. (a)	13,975	145,759
	United Stationers, Inc. (a)	3,170	143,823
	Commercial Services & Supplies Total		1,366,235
Construction & Engineering – 1.9%
	EMCOR Group, Inc. (a)	2,200	134,200
	MFC Bancorp Ltd. (a)	13,800	330,510
	Washington Group International, Inc. (a)	4,300	213,710
	Construction & Engineering Total		678,420
Electrical Equipment – 1.3%
	Genlyte Group, Inc. (a)	5,100	259,947
	Woodward Governor Co.	2,500	199,750
	Electrical Equipment Total		459,697
Machinery – 1.8%
	Briggs & Stratton Corp.	2,350	75,153
	EnPro Industries, Inc. (a)	7,100	198,090
	Harsco Corp.	5,100	327,675
	Kadant, Inc. (a)	3,163	53,138
	Machinery Total		654,056

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.9%
	Dollar Thrifty Automotive Group, Inc. (a)	2,200	82,940
	Werner Enterprises, Inc.	14,180	254,106
	Road & Rail Total		337,046
Trading Companies & Distributors – 1.6%
	Hughes Supply, Inc.	3,550	118,747
	Watsco, Inc.	7,800	443,274
	Trading Companies & Distributors Total		562,021
	INDUSTRIALS TOTAL		5,581,497
INFORMATION TECHNOLOGY – 14.1%
Communications Equipment – 1.7%
	Anaren, Inc. (a)	11,700	165,555
	Belden CDT, Inc.	4,350	86,696
	Black Box Corp.	2,700	108,324
	Dycom Industries, Inc. (a)	8,550	170,401
	Tollgrade Communications, Inc. (a)	7,200	69,840
	Communications Equipment Total		600,816
Computers & Peripherals – 1.3%
	Electronics for Imaging, Inc. (a)	6,940	174,263
	Imation Corp.	3,500	149,835
	Intergraph Corp. (a)	2,656	128,497
	Computers & Peripherals Total		452,595
Electronic Equipment & Instruments – 3.0%
	Agilysys, Inc.	5,500	82,170
	Anixter International, Inc.	3,750	139,050
	Benchmark Electronics, Inc. (a)	5,600	157,304
	Brightpoint, Inc. (a)	15,600	336,804
	MTS Systems Corp.	5,000	199,800
	Vishay Intertechnology, Inc. (a)	15,000	170,100
	Electronic Equipment & Instruments Total		1,085,228
Internet Software & Services – 0.3%
	Digitas, Inc. (a)	5,720	61,776
	Keynote Systems, Inc. (a)	3,291	42,882
	Internet Software & Services Total		104,658
IT Services – 1.8%
	Acxiom Corp.	9,960	212,546
	MAXIMUS, Inc.	3,010	109,113
	MPS Group, Inc. (a)	24,700	307,515
	IT Services Total		629,174

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 2.3%
	ATMI, Inc. (a)	4,560	124,534
	Exar Corp. (a)	8,500	107,015
	Fairchild Semiconductor International, Inc. (a)	9,830	151,382
	MEMC Electronic Materials, Inc. (a)	10,700	191,958
	Sigmatel, Inc. (a)	3,510	47,771
	Standard Microsystems Corp. (a)	7,600	214,852
	Semiconductors & Semiconductor Equipment Total		837,512
Software – 3.7%
	Captaris, Inc. (a)	17,500	63,000
	Internet Security Systems, Inc. (a)	8,000	197,040
	Lawson Software, Inc. (a)	20,700	158,562
	MSC.Software Corp. (a)	11,200	162,400
	Phoenix Technologies Ltd. (a)	11,940	70,924
	PLATO Learning, Inc. (a)	13,100	92,747
	SeaChange International, Inc. (a)	3,500	21,910
	Sybase, Inc. (a)	7,200	160,200
	THQ, Inc. (a)	6,780	157,160
	Transaction Systems Architects, Inc. (a)	8,300	224,183
	Software Total		1,308,126
	INFORMATION TECHNOLOGY TOTAL		5,018,109
MATERIALS – 7.6%
Chemicals – 2.4%
	Cytec Industries, Inc.	4,000	165,200
	H.B. Fuller Co.	5,900	176,823
	Minerals Technologies, Inc.	3,000	160,380
	Schulman (A.), Inc.	7,900	161,239
	Sensient Technologies Corp.	5,100	90,219
	Stepan Co.	4,300	110,080
	Chemicals Total		863,941
Construction Materials – 0.8%
	Eagle Materials, Inc.	2,480	264,095
	Construction Materials Total		264,095
Containers & Packaging – 1.3%
	AptarGroup, Inc.	3,000	153,570
	Greif, Inc., Class A	5,000	305,000
	Containers & Packaging Total		458,570

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 2.3%
	AMCOL International Corp.	4,600	93,472
	Carpenter Technology Corp.	3,200	192,960
	Metal Management, Inc.	6,400	154,944
	RTI International Metals, Inc. (a)	4,500	150,840
	Worthington Industries, Inc.	11,790	237,215
	Metals & Mining Total		829,431
Paper & Forest Products – 0.8%
	Glatfelter	11,750	159,682
	Mercer International, Inc. (a)	15,300	119,340
	Paper & Forest Products Total		279,022
	MATERIALS TOTAL		2,695,059
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.4%
	North Pittsburgh Systems, Inc.	5,300	106,530
	TALK America Holdings, Inc. (a)	5,422	52,268
	Diversified Telecommunication Services Total		158,798
Wireless Telecommunication Services – 0.3%
	Price Communications Corp. (a)	6,223	94,714
	Wireless Telecommunication Services Total		94,714
	TELECOMMUNICATION SERVICES TOTAL		253,512
UTILITIES – 3.7%
Electric Utilities – 2.4%
	ALLETE, Inc.	3,100	136,431
	Central Vermont Public Service Corp.	7,500	120,150
	El Paso Electric Co. (a)	8,400	181,860
	Maine & Maritimes Corp.	1,700	31,807
	MGE Energy, Inc.	2,900	102,776
	Otter Tail Corp.	4,300	128,355
	Puget Energy, Inc.	7,300	156,512
	Electric Utilities Total		857,891
Gas Utilities – 0.6%
	Cascade Natural Gas Corp.	3,200	65,920
	Northwest Natural Gas Co.	2,400	83,040

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
	WGL Holdings, Inc.	2,600	80,808
	Gas Utilities Total		229,768
Multi - Utilities – 0.7%
	CH Energy Group, Inc.	5,000	232,750
	Multi - Utilities Total		232,750
	UTILITIES TOTAL		1,320,409
	Total Common Stocks (cost of $26,116,689)		35,277,659

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 11/15/28, market value of $390,167 (repurchase proceeds $378,040)	378,000	378,000

	Total Short-Term Obligation (cost of $378,000)		378,000

	Total Investments – 100.5% (cost of $26,494,689)(b)(c)		35,655,659

	Other Assets & Liabilities, Net – (0.5)%		(170,491)

	Net Assets – 100.0%		35,485,168

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $26,494,689.

10

(c)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$10,128,662	$(967,692)	$9,160,970

Acronym	Name

REIT	Real Estate Investment Trust

11

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks – 92.6%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 0.5%
	Modine Manufacturing Co.	50,000	1,653,000
	Nokian Renkaat Oyj	65,000	1,012,996
	Auto Components Total		2,665,996
Diversified Consumer Services – 0.8%
	Career Education Corp. (a)	65,000	2,313,350
	Weight Watchers International, Inc. (a)	40,000	2,102,800
	Diversified Consumer Services Total		4,416,150
Hotels, Restaurants & Leisure – 0.7%
	Yum! Brands, Inc.	70,000	3,560,900
	Hotels, Restaurants & Leisure Total		3,560,900
Household Durables – 0.8%
	Matsushita Electric Industrial Co., Ltd., ADR	125,000	2,300,000
	Snap-On, Inc.	60,000	2,161,200
	Household Durables Total		4,461,200
Internet & Catalog Retail – 0.6%
	eBay, Inc. (a)	62,500	2,475,000
	IAC/InterActiveCorp (a)	41,250	1,056,000
	Internet & Catalog Retail Total		3,531,000
Media – 2.7%
	Comcast Corp., Class A (a)	105,000	2,878,050
	John Wiley & Sons, Inc., Class A	30,000	1,176,000
	Liberty Global, Inc., Class A (a)	7,500	185,775
	Media General, Inc., Class A	50,068	2,641,087
	News Corp., Class A	136,828	1,949,799
	Time Warner, Inc.	200,000	3,566,000
	Viacom, Inc., Class B	80,310	2,487,201
	Media Total		14,883,912
Multiline Retail – 1.9%
	Federated Department Stores, Inc.	25,698	1,577,086
	Kohl’s Corp. (a)	67,500	3,248,775
	Saks, Inc. (a)	100,000	1,815,000
	Stockmann Oyj Abp, Class B	100,000	3,565,486
	Multiline Retail Total		10,206,347
Specialty Retail – 0.4%
	Home Depot, Inc.	20,000	820,800
	Tiffany & Co.	20,000	788,000

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	TJX Companies, Inc.	24,000	516,720
	Specialty Retail Total		2,125,520
	CONSUMER DISCRETIONARY TOTAL		45,851,025
CONSUMER STAPLES – 10.4%
Beverages – 1.7%
	Coca-Cola Co.	150,000	6,417,000
	PepsiCo, Inc.	50,000	2,954,000
	Beverages Total		9,371,000
Food & Staples Retailing – 2.3%
	United Natural Foods, Inc. (a)	75,000	2,108,250
	Wal-Mart Stores, Inc.	87,500	4,139,625
	Walgreen Co.	137,500	6,246,625
	Food & Staples Retailing Total		12,494,500
Food Products – 3.4%
	General Mills, Inc.	40,000	1,930,400
	Hain Celestial Group, Inc. (a)	75,000	1,449,000
	Kellogg Co.	20,000	883,400
	Nestle SA, Registered Shares	20,000	5,953,071
	Unilever NV, NY Registered Shares	62,500	4,394,375
	Wm. Wrigley Jr. Co.	55,000	3,822,500
	Food Products Total		18,432,746
Household Products – 1.4%
	Procter & Gamble Co.	130,348	7,298,184
	Household Products Total		7,298,184
Personal Products – 0.5%
	Avon Products, Inc.	50,000	1,349,500
	Natura Cosmeticos SA	37,800	1,496,019
	Personal Products Total		2,845,519
Tobacco – 1.1%
	Altria Group, Inc.	82,500	6,191,625
	Tobacco Total		6,191,625
	CONSUMER STAPLES TOTAL		56,633,574
ENERGY – 9.1%
Energy Equipment & Services – 4.5%
	Cooper Cameron Corp. (a)	50,000	3,686,500
	GlobalSantaFe Corp.	20,000	891,000
	Hanover Compressor Co. (a)	149	1,916
	Schlumberger Ltd.	102,500	9,303,925
	TGS Nopec Geophysical Co., ASA (a)	48,000	1,786,490

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Transocean, Inc. (a)	100,000	5,749,000
	Veritas DGC, Inc. (a)	30,000	966,300
	Willbros Group, Inc. (a)	150,000	2,341,500
	Energy Equipment & Services Total		24,726,631
Oil, Gas & Consumable Fuels – 4.6%
	Alpha Natural Resources, Inc. (a)	45,000	1,068,750
	BP PLC, ADR	47,500	3,154,000
	Cameco Corp.	22,500	1,075,500
	ConocoPhillips	70,000	4,576,600
	Exxon Mobil Corp.	82,500	4,631,550
	McMoRan Exploration Co. (a)	75,000	1,272,750
	Newfield Exploration Co. (a)	115,000	5,212,950
	Plains Exploration & Production Co. (a)	40,000	1,560,000
	Williams Companies, Inc.	100,000	2,230,000
	Oil, Gas & Consumable Fuels Total		24,782,100
	ENERGY TOTAL		49,508,731
FINANCIALS – 14.5%
Capital Markets – 3.3%
	Ameriprise Financial, Inc. (a)	40,340	1,501,455
	Charles Schwab Corp.	150,000	2,280,000
	GATX Corp.	62,500	2,335,625
	Janus Capital Group, Inc.	75,000	1,316,250
	Lazard Ltd., Class A	75,000	1,938,750
	Morgan Stanley	92,500	5,032,925
	Nikko Cordial Corp.	50,000	611,464
	Nomura Holdings, Inc., ADR	150,000	2,323,500
	Piper Jaffray Companies, Inc. (a)	30,000	1,030,500
	Capital Markets Total		18,370,469
Commercial Banks – 4.0%
	HSBC Holdings PLC, ADR	42,500	3,347,300
	Mitsubishi UFJ Financial Group, Inc., ADR	375,000	4,758,750
	Mizuho Financial Group, Inc.	700	4,701,712
	Raiffeisen International Bank Holding AG (a)	15,000	944,166
	SunTrust Banks, Inc.	32,500	2,355,600
	U.S. Bancorp	72,500	2,144,550
	Wachovia Corp.	20,000	1,010,400
	Zions Bancorporation	37,500	2,755,125
	Commercial Banks Total		22,017,603

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.7%
	American Express Co.	76,700	3,817,359
	Consumer Finance Total		3,817,359
Diversified Financial Services – 2.0%
	Asset Acceptance Capital Corp. (a)	30,000	794,700
	Citigroup, Inc.	103,283	4,728,296
	JPMorgan Chase & Co.	147,026	5,384,092
	Diversified Financial Services Total		10,907,088
Insurance – 4.2%
	American International Group, Inc.	72,724	4,712,515
	Berkshire Hathaway, Inc., Class B (a)	2,500	7,037,500
	Chubb Corp.	20,000	1,859,400
	Fuji Fire & Marine Insurance Co., Ltd.	215,000	855,458
	Hannover Rueckversicherung AG, Registered Shares	92,500	3,347,431
	Marsh & McLennan Companies, Inc.	40,000	1,166,000
	St. Paul Travelers Companies, Inc.	72,510	3,265,125
	XL Capital Ltd., Class A	10,000	640,600
	Insurance Total		22,884,029
Real Estate – 0.3%
	Mitsubishi Estate Co., Ltd.	100,000	1,485,906
	Real Estate Total		1,485,906
	FINANCIALS TOTAL		79,482,454
HEALTH CARE – 16.0%
Biotechnology – 3.2%
	Abgenix, Inc. (a)	125,000	1,300,000
	Amgen, Inc. (a)	62,500	4,735,000
	Applera Corp. - Applied Biosystems Group	125,000	3,033,750
	Biogen Idec, Inc. (a)	87,500	3,555,125
	MedImmune, Inc. (a)	62,500	2,186,250
	Millennium Pharmaceuticals, Inc. (a)	75,000	684,000
	Pharmion Corp. (a)	42,500	802,825
	Qiagen NV (a)	100,000	1,190,000
	Biotechnology Total		17,486,950
Health Care Equipment & Supplies – 4.2%
	Alcon, Inc.	20,000	2,658,000

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Baxter International, Inc.	132,500	5,065,475
	Guidant Corp.	20,000	1,260,000
	Hospira, Inc. (a)	127,850	5,094,822
	Medtronic, Inc.	102,500	5,807,650
	Viasys Healthcare, Inc. (a)	82,500	1,970,925
	Waters Corp. (a)	30,000	1,086,000
	Health Care Equipment & Supplies Total		22,942,872
Health Care Providers & Services – 3.7%
	Community Health Systems, Inc. (a)	77,500	2,876,025
	Emdeon Corp. (a)	150,000	1,380,000
	Health Management Associates, Inc., Class A	40,000	856,400
	Henry Schein, Inc. (a)	80,000	3,171,200
	LifePoint Hospitals, Inc. (a)	10,000	391,000
	McKesson Corp.	100,000	4,543,000
	Omnicare, Inc.	50,000	2,705,000
	Patterson Companies, Inc. (a)	30,000	1,241,400
	Quest Diagnostics, Inc.	30,000	1,401,300
	UnitedHealth Group, Inc.	30,000	1,736,700
	Health Care Providers & Services Total		20,302,025
Pharmaceuticals – 4.9%
	Abbott Laboratories	75,000	3,228,750
	Andrx Corp. (a)	130,000	2,011,100
	Dr. Reddy’s Laboratories Ltd., ADR	60,000	1,126,800
	Elan Corp. PLC, ADR (a)	157,500	1,299,375
	Eli Lilly & Co.	50,000	2,489,500
	Gedeon Richter Ltd.	10,000	1,643,300
	Novartis AG, ADR	75,000	4,036,500
	Novo-Nordisk A/S, Class B	13,000	667,610
	Pfizer, Inc.	102,592	2,230,350
	Schering-Plough Corp.	150,000	3,051,000
	Valeant Pharmaceuticals International	100,000	1,716,000
	Watson Pharmaceuticals, Inc. (a)	30,000	1,036,800
	Wyeth	47,500	2,116,600
	Pharmaceuticals Total		26,653,685
	HEALTH CARE TOTAL		87,385,532
INDUSTRIALS – 9.0%
Air Freight & Logistics – 1.5%
	United Parcel Service, Inc., Class B	75,000	5,470,500

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – (continued)
	Yamato Transport Co., Ltd.	160,000	2,640,515
	Air Freight & Logistics Total		8,111,015
Airlines – 1.1%
	AMR Corp. (a)	100,000	1,351,000
	Continental Airlines, Inc., Class B (a)	95,000	1,230,250
	Southwest Airlines Co.	200,000	3,202,000
	Airlines Total		5,783,250
Commercial Services & Supplies – 0.9%
	Avery Dennison Corp.	60,000	3,399,000
	ChoicePoint, Inc. (a)	40,000	1,690,400
	Commercial Services & Supplies Total		5,089,400
Construction & Engineering – 0.3%
	Insituform Technologies, Inc., Class A (a)	85,000	1,526,600
	Construction & Engineering Total		1,526,600
Electrical Equipment – 1.0%
	ABB Ltd. (a)	75,000	578,924
	ABB Ltd., ADR (a)	100,000	779,000
	Thomas & Betts Corp. (a)	100,000	3,892,000
	Electrical Equipment Total		5,249,924
Industrial Conglomerates – 1.1%
	General Electric Co.	125,000	4,238,750
	Siemens AG, ADR	25,000	1,860,500
	Industrial Conglomerates Total		6,099,250
Machinery – 2.5%
	Caterpillar, Inc.	80,000	4,207,200
	Deere & Co.	30,000	1,820,400
	Eaton Corp.	30,000	1,764,900
	Hitachi Construction Machinery Co., Ltd.	125,000	2,378,267
	OSG Corp.	93,000	1,597,676
	Pall Corp.	75,000	1,962,000
	Machinery Total		13,730,443
Marine – 0.6%
	A.P. Moller - Maersk A/S	275	2,486,877

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – (continued)
	Finnlines Oyj	65,000	1,053,183
	Marine Total		3,540,060
	INDUSTRIALS TOTAL		49,129,942
INFORMATION TECHNOLOGY – 16.7%
Communications Equipment – 3.2%
	Cisco Systems, Inc. (a)	225,680	3,938,116
	Corning, Inc. (a)	200,000	4,018,000
	Motorola, Inc.	50,400	1,116,864
	Nokia Oyj, ADR	150,000	2,523,000
	QUALCOMM, Inc.	100,000	3,976,000
	Tandberg ASA	220,000	2,158,592
	Communications Equipment Total		17,730,572
Computers & Peripherals – 1.7%
	EMC Corp. (a)	151,650	2,117,034
	Hewlett-Packard Co.	100,000	2,804,000
	International Business Machines Corp.	27,500	2,251,700
	Palm, Inc. (a)	50,000	1,284,500
	Sun Microsystems, Inc. (a)	175,000	700,000
	Computers & Peripherals Total		9,157,234
Electronic Equipment & Instruments – 0.3%
	Murata Manufacturing Co., Ltd.	24,000	1,204,407
	Solectron Corp. (a)	125,000	441,250
	Electronic Equipment & Instruments Total		1,645,657
Internet Software & Services – 0.7%
	Yahoo!, Inc. (a)	100,000	3,697,000
	Internet Software & Services Total		3,697,000
IT Services – 2.5%
	Automatic Data Processing, Inc.	50,000	2,333,000
	DST Systems, Inc. (a)	92,500	5,191,100
	First Data Corp.	70,000	2,831,500
	Iron Mountain, Inc. (a)	20,000	780,000
	Paychex, Inc.	62,500	2,422,500
	IT Services Total		13,558,100
Office Electronics – 0.7%
	Canon, Inc., ADR	15,000	796,050
	Zebra Technologies Corp., Class A (a)	65,625	2,829,094
	Office Electronics Total		3,625,144

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 4.3%
	Advanced Micro Devices, Inc. (a)	77,500	1,799,550
	Analog Devices, Inc.	57,500	1,999,850
	Applied Materials, Inc.	100,000	1,638,000
	FEI Co. (a)	50,000	945,000
	Intel Corp.	130,300	3,062,050
	Intersil Corp., Class A	50,000	1,138,000
	Micron Technology, Inc. (a)	105,000	1,363,950
	Samsung Electronics Co., Ltd., GDR (b)	30,000	8,010,000
	Texas Instruments, Inc.	121,650	3,473,108
	Semiconductors & Semiconductor Equipment Total		23,429,508
Software – 3.3%
	Cadence Design Systems, Inc. (a)	50,000	799,000
	Check Point Software Technologies Ltd. (a)	50,000	1,118,000
	Intuit, Inc. (a)	20,000	918,600
	Microsoft Corp.	273,120	7,019,184
	Novell, Inc. (a)	100,000	762,000
	Oracle Corp. (a)	189,230	2,399,436
	Quest Software, Inc. (a)	100,000	1,391,000
	Symantec Corp. (a)	100,000	2,385,000
	Wind River Systems, Inc. (a)	100,000	1,310,000
	Software Total		18,102,220
	INFORMATION TECHNOLOGY TOTAL		90,945,435
MATERIALS – 3.9%
Chemicals – 1.6%
	Air Products & Chemicals, Inc.	40,000	2,289,600
	E.I. du Pont de Nemours & Co.	30,000	1,250,700
	International Flavors & Fragrances, Inc.	30,000	989,700
	Potash Corp. of Saskatchewan, Inc.	52,500	4,321,800
	Chemicals Total		8,851,800
Construction Materials – 0.2%
	Vulcan Materials Co.	20,000	1,300,000
	Construction Materials Total		1,300,000

8

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.2%
	Packaging Corp. of America	50,000	1,014,500
	Containers & Packaging Total		1,014,500
Metals & Mining – 1.7%
	Alumina Ltd., ADR	67,500	1,168,425
	Barrick Gold Corp.	30,000	757,500
	Companhia Vale do Rio Doce, ADR	50,000	2,066,500
	Inco Ltd.	57,500	2,312,650
	Newmont Mining Corp.	62,500	2,662,500
	Metals & Mining Total		8,967,575
Paper & Forest Products – 0.2%
	Votorantim Celulose e Papel SA, ADR	100,000	1,197,000
	Paper & Forest Products Total		1,197,000
	MATERIALS TOTAL		21,330,875
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.1%
	BellSouth Corp.	67,500	1,756,350
	SBC Communications, Inc.	40,000	954,000
	Telekomunikasi Indonesia, ADR	100,000	2,036,000
	Verizon Communications, Inc.	50,000	1,575,500
	Diversified Telecommunication Services Total		6,321,850
Wireless Telecommunication Services – 0.4%
	Crown Castle International Corp. (a)	87,500	2,145,500
	Wireless Telecommunication Services Total		2,145,500
	TELECOMMUNICATION SERVICES TOTAL		8,467,350
UTILITIES – 3.1%
Electric Utilities – 1.5%
	Edison International	100,000	4,376,000
	Entergy Corp.	20,000	1,414,400
	Exelon Corp.	40,000	2,081,200
	Electric Utilities Total		7,871,600
Gas Utilities – 0.1%
	ONEOK, Inc.	20,000	574,800
	Gas Utilities Total		574,800
Independent Power Producers & Energy Traders – 0.2%
	Duke Energy Corp.	40,000	1,059,200
	Independent Power Producers & Energy Traders Total		1,059,200

Multi - Utilities – 1.1%
	Dominion Resources, Inc.	42,500	3,233,400

9

		Shares	Value ($)
UTILITIES – (continued)
Multi-Utilities – (continued)
	NiSource, Inc.	30,000	709,500
	TECO Energy, Inc.	127,500	2,205,750
	Multi - Utilities Total		6,148,650
Water Utilities – 0.2%
	American States Water Co.	37,500	1,175,250
	Water Utilities Total		1,175,250
	UTILITIES TOTAL		16,829,500
	Total Common Stocks (cost of $395,706,497)		505,564,418

Investment Company – 0.4%
	iShares MSCI Japan Index Fund	200,000	2,422,000
	Total Investment Company (cost of $1,543,000)		2,422,000

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 02/15/15, market value of $13,550,800 (repurchase proceeds $13,280,420)	13,279,000	13,279,000

	Total Short-Term Obligation (cost of $13,279,000)		13,279,000

	Total Investments – 95.4% (cost of $410,528,497)(c)(d)		521,265,418

	Other Assets & Liabilities, Net – 4.6%		24,924,744

	Net Assets – 100.0%		546,190,162

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the value of this security, which was not illiquid, represents 1.5% of net assets.

(c)	Cost for federal income tax purposes is $410,528,497.

(d)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$117,410,304	$(6,673,383)	$110,736,921

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

11

INVESTMENT PORTFOLIO

October 31, 2005 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 38.3%
COMMUNICATIONS – 1.1%
Telecommunications – 1.1%
France Telecom SA
	7.450% 03/01/06	400,000	403,796
Verizon Global Funding Corp.
	6.750% 12/01/05	536,000	536,949
	Telecommunications Total		940,745
	COMMUNICATIONS TOTAL		940,745
CONSUMER CYCLICAL – 6.0%
Apparel – 1.2%
Jones Apparel Group, Inc.
	7.875% 06/15/06	500,000	508,920
Nike, Inc.
	5.500% 08/15/06	500,000	503,220
	Apparel Total		1,012,140
Auto Manufacturers – 1.3%
DaimlerChrysler North America Holding Corp.
	4.430% 05/24/06(a)	600,000	601,152
	6.400% 05/15/06	455,000	458,499
	Auto Manufacturers Total		1,059,651
Retail – 2.6%
Lowe’s Companies, Inc.
	7.500% 12/15/05	570,000	571,961
McDonald’s Corp.
	5.375% 04/30/07	610,000	615,398
Target Corp.
	5.950% 05/15/06	885,000	891,779
	Retail Total		2,079,138
Textiles – 0.9%
Cintas Corp.
	5.125% 06/01/07	750,000	754,290
	Textiles Total		754,290
	CONSUMER CYCLICAL TOTAL		4,905,219
CONSUMER NON-CYCLICAL – 4.4%
Agriculture – 0.9%
Altria Group, Inc.
	6.375% 02/01/06	200,000	200,838
Cargill, Inc.

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Agriculture – (continued)
	6.250% 05/01/06(b)	500,000	503,955
	Agriculture Total		704,793
Beverages – 1.5%
Bottling Group LLC
	2.450% 10/16/06	700,000	684,838
Coca-Cola Enterprises, Inc.
	5.375% 08/15/06	550,000	553,019
	Beverages Total		1,237,857
Food – 0.9%
Sysco Corp.
	7.000% 05/01/06	750,000	759,023
		Food Total	759,023
Healthcare Services – 0.6%
WellPoint, Inc.
	3.750% 12/14/07	500,000	488,160
	Healthcare Services Total		488,160
Pharmaceuticals – 0.5%
Abbott Laboratories
	5.625% 07/01/06	400,000	402,572
	Pharmaceuticals Total		402,572
	CONSUMER NON-CYCLICAL TOTAL		3,592,405
ENERGY – 0.5%
Oil & Gas – 0.5%
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	409,750	394,270
	Oil & Gas Total		394,270
	ENERGY TOTAL		394,270
FINANCIALS – 20.9%
Banks – 1.9%
Bank of Scotland
	3.500% 11/30/07(b)	1,000,000	974,780
Bank One Corp.
	4.036% 02/27/06(a)	545,000	544,918
		Banks Total	1,519,698
Diversified Financial Services – 16.2%
American Honda Finance Corp.
	3.843% 08/23/07(a)(b)	500,000	499,955
CIT Group, Inc.
	3.990% 02/15/07(a)	1,000,000	1,001,720

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	6.500% 02/07/06	360,000	361,897
Countrywide Home Loans, Inc.
	3.250% 05/21/08	500,000	478,805
Credit Suisse First Boston USA, Inc.
	4.290% 02/15/07(a)	1,000,000	1,006,010
	4.875% 08/15/10	200,000	197,634
Education Loans, Inc.
	4.080% 12/01/36(a)	900,000	900,000
Ford Motor Credit Co.
	6.875% 02/01/06	150,000	150,110
General Electric Capital Corp.
	5.350% 03/30/06	500,000	501,720
	6.500% 12/10/07	500,000	516,650
Goldman Sachs Group, Inc.
	4.255% 01/09/07(a)	1,500,000	1,501,665
Household Financial Corp.
	7.650% 05/15/07	650,000	676,735
John Deere Capital Corp.
	3.625% 05/25/07	500,000	491,160
JPMorgan & Co., Inc.
	6.250% 12/15/05	500,000	501,150
Merrill Lynch & Co.
	3.000% 04/30/07	200,000	194,728
	4.011% 06/06/06(a)	700,000	700,812
	4.220% 05/22/06(a)	600,000	603,728
Morgan Stanley
	3.980% 11/24/06(a)	1,500,000	1,500,825
SLM Corp.
	4.070% 09/15/06(a)	1,510,000	1,510,332
	Diversified Financial Services Total		13,295,636
Insurance – 2.2%
Berkshire Hathaway Finance Corp.
	3.850% 05/16/08(a)	500,000	499,910
Genworth Financial, Inc.
	4.020% 06/15/07(a)	1,100,000	1,101,892
Prudential Financial, Inc.
	4.104% 11/15/06	225,000	223,598
	Insurance Total		1,825,400

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.6%
World Savings Bank FSB
	4.125% 03/10/08	500,000	491,770
	Savings & Loans Total		491,770
	FINANCIALS TOTAL		17,132,504
INDUSTRIALS – 2.3%
Electrical Components & Equipment – 1.8%
Emerson Electric Co.
	6.300% 11/01/05	1,470,000	1,469,823
	Electrical Components & Equipment Total		1,469,823
Transportation – 0.5%
CSX Corp.
	4.010% 08/03/06(a)	387,000	387,000
	Transportation Total		387,000
	INDUSTRIALS TOTAL		1,856,823
INFORMATION TECHNOLOGY – 0.4%
IT Services – 0.4%
First Data Corp.
	4.700% 11/01/06	300,000	300,018
	IT Services Total		300,018
	TOTAL INFORMATION TECHNOLOGY		300,018
UTILITIES – 2.7%
Electric – 2.1%
Alabama Power Co.
	2.650% 02/15/06	400,000	398,128
Consolidated Edison Co.
	6.625% 12/15/05	329,000	329,813
Georgia Power Co.
	6.200% 02/01/06	300,000	301,176
Wisconsin Electric Power Co.
	3.500% 12/01/07	750,000	729,435
	Electric Total		1,758,552
Gas – 0.6%
Sempra Energy
	6.950% 12/01/05	500,000	500,965
	Gas Total		500,965
	UTILITIES TOTAL		2,259,517
	Total Corporate Fixed-Income Bonds & Notes (cost of $31,526,763)		31,381,501

4

		Par ($)	Value ($)
Asset-Backed Securities – 19.9%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	500,000	485,200
	4.310% 09/08/08	1,100,000	1,097,789
Ameriquest Mortgage Securities, Inc.
	5.000% 06/25/06 I.O.(c)	7,100,000	149,810
Centex Home Equity
	4.050% 10/25/35(a)	1,000,000	1,000,320
	6.540% 01/25/32	310,921	309,727
Chase Funding Mortgage Loan Asset-Backed Certificates
	7.140% 09/25/28	181,403	181,343
Citibank Credit Card Issuance Trust
	2.700% 01/15/08	310,000	309,067
DaimlerChrysler Auto Trust
	3.090% 01/08/08	269,136	267,872
Franklin Auto Trust
	3.130% 11/15/11	500,000	488,120
Gracechurch Card Funding PLC
	4.080% 03/15/10(a)	1,000,000	1,003,230
GS Auto Loan Trust
	4.320% 05/15/08	750,000	748,402
Harley-Davidson Motorcycle Trust
	2.630% 11/15/10	221,123	216,517
Long Beach Auto Receivables Trust
	4.282% 06/15/09	850,000	847,773
Long Beach Mortgage Loan Trust
	4.500% 12/25/06 I.O.(c)	4,756,891	144,609
MBNA Credit Card Master Note Trust
	5.750% 10/15/08	439,000	442,082
Nissan Auto Lease Trust
	2.570% 06/15/09	403,912	399,708
	4.271% 11/15/06	1,000,000	1,000,000
Onyx Acceptance Grantor Trust
	2.400% 12/15/07	91,255	90,927
	3.090% 09/15/08	407,000	403,280
Providian Gateway Master Trust
	3.350% 09/15/11(b)	1,500,000	1,458,600
Residential Asset Mortgage Products, Inc.
	3.420% 10/25/27(a)	1,237,000	1,221,859
	3.810% 01/25/26	700,000	692,720
	4.218% 04/25/24(a)	101,199	101,200

5

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Residential Funding Mortgage Securities II, Inc.
	4.160% 09/25/35(a)	969,959	970,280
Soundview Home Equity Loan Trust
	4.208% 04/25/35(a)	375,239	375,329
Triad Auto Receivables Owner Trust
	1.400% 09/12/07	14,811	14,801
USAA Auto Owner Trust
	2.930% 07/16/07	179,596	178,767
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	133,908	132,740
Wells Fargo Financial Auto Owner Trust
	3.390% 06/15/06	166,587	166,479
WFS Financial Owner Trust
	1.760% 01/21/08	58,709	58,569
	2.850% 09/22/08	500,000	495,930
	3.020% 05/20/11	857,632	844,056

	Total Asset-Backed Securities (cost of $16,916,220)		16,297,106
Government Agencies & Obligations – 14.3%
FOREIGN GOVERNMENT BOND – 1.2%
Italy Government International Bond
	4.000% 06/16/08	1,000,000	982,200
	FOREIGN GOVERNMENT BOND TOTAL		982,200
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 13.1%
Federal Home Loan Bank
	2.500% 11/15/05	500,000	499,645
	2.625% 02/16/07	500,000	487,713
	5.375% 02/15/07	1,250,000	1,261,844
Federal Home Loan Mortgage Corp.
	2.750% 10/15/06	1,500,000	1,475,778
	2.810% 02/02/06	1,000,000	996,250
	3.750% 11/15/06	1,000,000	991,476
Federal National Mortgage Association
	3.250% 06/28/06	2,000,000	1,984,436
	3.651% 09/07/06(a)	500,000	499,782
U.S. Treasury Notes
	2.500% 10/31/06	2,100,000	2,062,183

6

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	3.125% 01/31/07	500,000	492,324
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		10,751,431
	Total Government Agencies & Obligations (cost of $11,876,155)		11,733,631
Municipal Bonds – 7.0%
CA El Dorado Irrigation District Certificates of Participation
	Series 2004 B,
	2.950% 03/01/34(a)(d)	500,000	499,010
IL Midwestern University Foundation Education Loan Revenue
	Series 2002 A,
	4.050% 10/01/37(a)(d)	1,000,000	1,000,000
KS Wyandotte County Kansas City Unified Government Special Obligation Revenue
	1st Lien,
	Series 2005,
	4.670% 12/01/09(a)(d)	500,000	496,290
MO Higher Education Loan Authority
	Series 1995 D,
	3.980% 02/15/25(a)(d)	500,000	500,000
NJ Camden County Improvement Authority
	Series 2005,
	4.220% 08/03/06(a)(d)	500,000	498,505
NY City
	Series 2005 L,
	4.000% 12/01/06(a)(d)	300,000	298,017
NY Urban Development Corp. Revenue
	Series 2004 B-3,
	3.580% 12/15/07(a)(d)	800,000	781,584
OH Knowledge Works Foundation Student Loan Revenue
	Series 2000 A-3,
	3.968% 11/01/35(a)(d)	500,000	500,000
OK Student Loan Authority
	Series 2000 A-1,
	3.950% 06/01/30(a)(d)	500,000	500,000
Pennsylvania Convention Center Authority Revenue
	Series A,
	4.380% 03/01/06(a)(d)	625,000	625,000
	Total Municipal Bonds (cost of $5,725,888)		5,698,406

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 6.9%
AGENCY – 5.5%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	100,000	97,922
	4.000% 07/15/24	595,201	586,711
	4.250% 03/15/17	1,018,072	1,012,401
	5.500% 04/15/27	1,978,470	1,991,429
Federal National Mortgage Association
	5.000% 01/25/23	826,346	825,567
	AGENCY TOTAL		4,514,030
NON - AGENCY – 1.4%
Washington Mutual
	3.624% 04/25/35(a)	358,347	357,336
	4.845% 10/25/35(a)	828,787	822,530
	NON - AGENCY TOTAL		1,179,866
	Total Collateralized Mortgage Obligations (cost of $5,763,992)		5,698,406
Mortgage-Backed Securities – 4.4%
Federal Home Loan Mortgage Corp.
	5.000% 12/01/19	1,770,805	1,747,476
Federal National Mortgage Association
	6.000% 09/01/19	1,515,803	1,550,516
	6.500% 07/01/34	318,185	327,095
	Total Mortgage-Backed Securities (cost of $3,715,500)		3,625,087
Short-Term Obligations – 9.3%
REPURCHASE AGREEMENTS – 1.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 10/31/05, due 11/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $1,120,361 (repurchase proceeds $1,093,117).	1,093,000	1,093,000

	REPURCHASE AGREEMENTS TOTAL		1,093,000
U.S. GOVERNMENT AGENCIES – 7.9%
Federal National Mortgage Association Discount Note
	3.480% 12/13/05(e)	3,000,000	2,987,813
	3.720% 11/01/05(e)	3,500,000	3,500,000
	TOTAL U.S. GOVERNMENT AGENCIES		6,487,813

	Total Short-Term Obligations (cost of $7,580,813)		7,580,813

8

Total Investments – 100.1% (cost of $83,105,331)(f)(g)	82,010,440

Other Assets & Liabilities, Net – (0.1)%	(107,511)

Net Assets – 100.0%	81,902,929

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities, which are not illiquid, amounted to $3,831,560, which represents 4.7% of net assets.

(c)	Accrued interest accumulates in the value of this security and is payable at redemption.

(d)	Auction rate security. A debt security in which the interest rate is reset periodically, at intervals established at the time of issuance.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $83,449,086.

(g)	Unrealized appreciation and depreciation at October 31, 2005 based on cost of investments for federal income tax purposes was:

9

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,990	$(1,442,636)	$(1,438,646)

Acronym	Name

I.O.	Interest only securitiy

10

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CMG Fund Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 21, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	December 21, 2005